UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2015

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	8
Tax-Managed Capital Appreciation Fund.	70
Tax-Managed Small-Cap Fund.	90
About Your Fund’s Expenses.	109
Trustees Approve Advisory Arrangements.	111
Glossary.	112

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Tax-Managed Balanced Fund	1.22%
Tax-Managed Balanced Composite Index	1.03
Mixed-Asset Target Allocation Moderate Funds Average	1.05
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	2.38%
Institutional Shares	2.38
Russell 1000 Index	1.71
Multi-Cap Core Funds Average	1.77
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	4.15%
Institutional Shares	4.18
S&P SmallCap 600 Index	4.16
Small-Cap Core Funds Average	3.61
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2015, U.S. stocks navigated several challenges to end the period with modest results. In general, large-capitalization stocks trailed small-cap stocks during the period and value stocks lagged their growth-oriented counterparts. The broad U.S. bond market finished the period in negative territory.

In this investment environment, returns for the Vanguard Tax-Managed Funds ranged from about 1% for the Tax-Managed Balanced Fund to about 4% for the Tax-Managed Small-Cap Fund. The Tax-Managed Capital Appreciation Fund fell between the two, returning about 2%.

The performance of the Tax-Managed Small-Cap Fund closely tracked that of its benchmark index. The Tax-Managed Balanced Fund and the Tax-Managed Capital Appreciation Fund ended the period a bit ahead of their respective benchmark indexes. Each fund outpaced its peer group.

On a separate note, all three funds covered in this report will begin paying a dividend each quarter rather than once a year. The change, which we announced in the spring and which will take effect in the third quarter of 2015, should align distributions more closely with those of the other Vanguard stock index funds and help the funds operate more efficiently.

U.S. stocks held onto gains despite fading at the finish

U.S. stocks traveled a choppy course en route to return about 2% for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum

Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Health care stocks and small-caps led the market for the period

Vanguard’s three tax-managed domestic funds share a tax-efficient objective, while offering investors exposure to different areas of the U.S. financial markets. The funds’ advisors—Vanguard’s Equity Investment Group and Fixed Income Group—use various portfolio management strategies to minimize the funds’ taxable gains, while deviating as little as possible from an indexing strategy.

As I mentioned, smaller-cap stocks trumped larger-caps for the most recent six months. Results for mid-cap stocks fell in the middle. Not surprisingly, the Tax-Managed Small-Cap Fund—which, as its name suggests, invests primarily in stocks of smaller companies—was the trio’s top performer, returning about 4%. The fund, which tracks the S&P SmallCap 600 Index, notched gains in six of its ten market sectors.

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.88%
Tax-Managed Capital Appreciation Fund	0.12	0.08%	1.21
Tax-Managed Small-Cap Fund	0.12	0.08	1.29

The fund expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.10%; for the Tax-Managed Capital Appreciation Fund, 0.10% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.10% for Admiral Shares and 0.06% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

The Tax-Managed Capital Appreciation Fund, which tracks the Russell 1000 Index and invests in the mid- and large- cap segments of the stock market, was next in line, returning about 2%.

The Tax-Managed Balanced Fund, which is invested about 50% in mid- and large-cap stocks and about 50% in tax-exempt municipal bonds, was the laggard of the group, returning about 1%. Results for the fund’s equity portfolio, which also tracks the Russell 1000 Index, were similar to those of the Tax-Managed Capital Appreciation Fund. The fund’s fixed income portion, which tracks the Barclays 1–15 Year Municipal Bond Index, was flat for the period.

On the sector level, health care was the broad market leader, adding most to performance in all three funds. Health care stocks, which were generally strong across the board, received a boost in late June when the Supreme Court upheld a key provision of the Affordable Care Act. Pharmaceutical and biotechnology companies benefited as new and innovative drugs have come to market and strong research has contributed to their pipelines. Stocks of large managed-care providers rose as speculation intensified about consolidation within the industry. Medical equipment and medical supply companies also performed well.

Consumer discretionary stocks also added significantly to the returns of each fund. The sector benefited as improvements in the U.S. economy and labor markets and lower gasoline prices made funds available for other purchases.

Energy and utilities holdings were among the biggest detractors for all three funds. Oil and gas stocks pared their losses from earlier periods as oil prices bounced back a bit, but returns were still negative. Utilities lost ground as investors who last year had favored high-yielding utility stocks focused on other opportunities, given the possibility of a rise in interest rates later this year. In the Tax-Managed Small-Cap Fund, materials stocks also took a toll on performance.

As your investment costs go down, your chance for success can go up

Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets every year, while in the other the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio has a balance of more than $530,000, while the higher-cost portfolio has a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long termin this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past ten years,

95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns and, by doing so, they’ve given themselves a better chance of reaching their goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2015

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$26.79	$26.86	$0.257	$0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$103.82	$106.27	$0.017	$0.000
Institutional Shares	51.59	52.81	0.009	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$45.78	$47.67	$0.009	$0.000
Institutional Shares	45.88	47.79	0.009	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2015

Equity and Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	750	1,029	3,854
Median Market Cap	$50.7B	$59.2B	$49.5B
Price/Earnings Ratio	21.3x	21.0x	21.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Return on Equity	18.2%	18.1%	17.4%
Earnings Growth
Rate	12.7%	11.5%	11.6%
Dividend Yield	1.7%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.78%	—	—
Short-Term
Reserves	0.0%	—	—

Fixed Income Characteristics

		Barclays Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,370	38,828	47,834
Yield to Maturity
(before expenses)	1.9%	1.9%	2.3%
Average Coupon	4.2%	4.8%	4.8%
Average Duration	4.7 years	4.9 years	6.7 years
Average Stated
Maturity	8.5 years	7.9 years	13.0 years

Total Fund Volatility Measures

		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	0.99	0.86
Beta	0.99	0.48
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	3.5%
Microsoft Corp.	Computer Services
	Software & Systems	1.6
Exxon Mobil Corp.	Oil: Integrated	1.5
Google Inc.	Computer Services
	Software & Systems	1.5
Berkshire Hathaway Inc. Insurance: Multi-Line		1.2
Johnson & Johnson	Pharmaceuticals	1.2
Wells Fargo & Co.	Banks: Diversified	1.1
General Electric Co.	Diversified
	Manufacturing
	Operations	1.1
JPMorgan Chase & Co.	Diversified Financial
	Services	1.1
Walt Disney Co.	Entertainment	1.0
Top Ten		14.8%
Top Ten as % of Total Net Assets		7.1%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 29, 2015, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratio was 0.10%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index FA Index
Consumer
Discretionary	14.7%	14.8%	15.0%
Consumer Staples	7.8	7.7	7.3
Energy	7.5	7.6	7.2
Financial Services	19.3	19.1	19.6
Health Care	14.8	15.0	15.0
Materials &
Processing	4.2	3.9	4.1
Producer Durables	10.5	10.7	10.8
Technology	16.4	16.3	16.2
Utilities	4.8	4.9	4.8

Distribution by Credit Quality (% of fixed
income portfolio)
AAA			19.0%
AA			55.7
A			18.2
BBB			6.0
BB			0.3
Not Rated			0.8
Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of
which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds,
trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	15.9%
1 - 3 Years	17.3
3 - 5 Years	14.8
5 - 10 Years	47.3
10 - 20 Years	4.7

Largest Area Concentrations (% of fixed income
portfolio)
California	15.4%
New York	15.2
Texas	8.4
Pennsylvania	5.7
Illinois	5.1
Florida	3.6
New Jersey	3.5
Arizona	3.3
Maryland	3.3
Massachusetts	3.0
Top Ten	66.5%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (47.5%)
Consumer Discretionary (7.0%)
	Walt Disney Co.	87,166	9,949
*	Amazon.com Inc.	20,142	8,743
	Comcast Corp. Class A	119,645	7,195
	Home Depot Inc.	60,199	6,690
	Wal-Mart Stores Inc.	69,249	4,912
	Starbucks Corp.	84,926	4,553
*	eBay Inc.	71,044	4,280
	Time Warner Inc.	47,196	4,125
	Lowe’s Cos. Inc.	55,715	3,731
	NIKE Inc. Class B	34,294	3,704
*	Priceline Group Inc.	3,038	3,498
	Twenty-First Century Fox
	Inc. Class A	107,351	3,494
	Costco Wholesale Corp.	24,417	3,298
	McDonald’s Corp.	32,274	3,068
	TJX Cos. Inc.	41,786	2,765
*	DIRECTV	28,818	2,674
	Ford Motor Co.	142,400	2,137
	Johnson Controls Inc.	43,000	2,130
	CBS Corp. Class B	33,913	1,882
	Target Corp.	22,045	1,800
	Dollar General Corp.	22,000	1,710
	Macy’s Inc.	25,294	1,707
*	O’Reilly Automotive Inc.	7,512	1,698
	Time Warner Cable Inc.	9,243	1,647
	Yum! Brands Inc.	18,105	1,631
	Ross Stores Inc.	32,208	1,566
*	AutoZone Inc.	2,321	1,548
	Estee Lauder Cos. Inc.
	Class A	17,318	1,501
	General Motors Co.	43,400	1,446
*	Dollar Tree Inc.	16,788	1,326
*	Hilton Worldwide Holdings
	Inc.	44,850	1,236
	Marriott International Inc.
	Class A	16,583	1,234
	Hanesbrands Inc.	36,400	1,213
	Harley-Davidson Inc.	20,690	1,166

			Market
			Value•
		Shares	($000)
	Tractor Supply Co.	12,914	1,161
	Starwood Hotels & Resorts
	Worldwide Inc.	14,307	1,160
	Expedia Inc.	10,491	1,147
	Royal Caribbean Cruises Ltd.	14,547	1,145
*	DISH Network Corp. Class A	16,905	1,145
	BorgWarner Inc.	20,052	1,140
*	Tesla Motors Inc.	4,220	1,132
	Advance Auto Parts Inc.	7,064	1,125
	Newell Rubbermaid Inc.	27,218	1,119
*	Bed Bath & Beyond Inc.	16,200	1,117
	PVH Corp.	9,183	1,058
	Signet Jewelers Ltd.	8,100	1,039
*	Jarden Corp.	19,607	1,015
	Lennar Corp. Class A	19,623	1,002
	DR Horton Inc.	36,422	996
	Carnival Corp.	19,950	985
	Lear Corp.	8,600	965
*	Sirius XM Holdings Inc.	258,000	962
	Polaris Industries Inc.	6,400	948
	Wyndham Worldwide Corp.	11,500	942
	Harman International
	Industries Inc.	7,907	940
	Fortune Brands Home &
	Security Inc.	19,825	908
	Service Corp. International	30,800	906
*	WABCO Holdings Inc.	7,296	903
	Family Dollar Stores Inc.	11,066	872
*	Toll Brothers Inc.	22,800	871
	Domino’s Pizza Inc.	7,600	862
	Coach Inc.	24,420	845
	Dunkin’ Brands Group Inc.	15,292	841
	Scripps Networks
	Interactive Inc. Class A	12,268	802
	Gap Inc.	20,985	801
*	Starz	17,904	801
	Aaron’s Inc.	21,611	783
	Gentex Corp.	45,370	745
	Kohl’s Corp.	11,385	713
*	NVR Inc.	530	710
	CST Brands Inc.	17,266	674

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Dillard’s Inc. Class A	6,213	654
	Wendy’s Co.	57,670	650
	Brinker International Inc.	10,837	625
	Thor Industries Inc.	11,000	619
*	Michael Kors Holdings Ltd.	14,100	593
*	TripAdvisor Inc.	6,391	557
	John Wiley & Sons Inc.
	Class A	9,618	523
*	Liberty Media Corp.	13,608	489
*	Vista Outdoor Inc.	10,772	484
	Viacom Inc. Class B	7,227	467
*	Netflix Inc.	657	432
*	Liberty Media Corp. Class A	11,947	431
*	Discovery Communications
	Inc.	13,841	430
*	Visteon Corp.	4,000	420
	Ralph Lauren Corp. Class A	3,073	407
	Comcast Corp. Special
	Class A	6,476	388
*	Liberty Ventures Class A	9,144	359
	Omnicom Group Inc.	4,800	334
	Las Vegas Sands Corp.	5,400	284
*	News Corp. Class A	19,237	281
*	Panera Bread Co. Class A	1,500	262
	Lamar Advertising Co.
	Class A	4,400	253
*	Liberty Broadband Corp.	4,681	239
*	Discovery Communications
	Inc. Class A	6,841	228
*	Liberty Interactive Corp. QVC
	Group Class A	6,038	168
	Outfront Media Inc.	6,329	160
*	Norwegian Cruise Line
	Holdings Ltd.	2,800	157
*	Liberty Broadband Corp.
	Class A	2,986	152
*	MGM Resorts International	8,013	146
*	Murphy USA Inc.	2,175	121
*	Fossil Group Inc.	1,400	97
*	AMC Networks Inc. Class A	1,073	88
*	Chipotle Mexican Grill Inc.
	Class A	140	85
*	LKQ Corp.	1,900	57
*	Mohawk Industries Inc.	300	57
*	Charter Communications Inc.
	Class A	300	51
*	Under Armour Inc. Class A	600	50
*	Ulta Salon Cosmetics &
	Fragrance Inc.	300	46
*	Madison Square Garden Co.
	Class A	500	42
*	CarMax Inc.	600	40
*	Tempur Sealy International
	Inc.	600	40
*	Sally Beauty Holdings Inc.	1,200	38

			Market
			Value•
		Shares	($000)
*	Live Nation Entertainment
	Inc.	1,300	36
*	AutoNation Inc.	500	31
	Lennar Corp. Class B	680	29
*	Hyatt Hotels Corp. Class A	500	28
*	HomeAway Inc.	900	28
*	Urban Outfitters Inc.	800	28
*	Avis Budget Group Inc.	600	26
*	Cabela’s Inc.	500	25
*	Sears Holdings Corp.	900	24
	Wynn Resorts Ltd.	200	20
	H&R Block Inc.	500	15
*	Pandora Media Inc.	900	14
	Cablevision Systems Corp.
	Class A	394	9
			152,854
Consumer Staples (3.7%)
	Procter & Gamble Co.	117,649	9,205
	PepsiCo Inc.	77,790	7,261
	Coca-Cola Co.	180,564	7,084
	CVS Health Corp.	61,692	6,470
	Philip Morris International
	Inc.	58,694	4,705
	Walgreens Boots Alliance
	Inc.	51,878	4,381
	Mondelez International Inc.
	Class A	95,237	3,918
	Colgate-Palmolive Co.	53,170	3,478
	Altria Group Inc.	66,980	3,276
	Kroger Co.	32,500	2,357
	Archer-Daniels-Midland Co.	42,173	2,034
	Kraft Foods Group Inc.	23,859	2,031
*	Monster Beverage Corp.	10,838	1,452
	Constellation Brands Inc.
	Class A	12,287	1,426
	Mead Johnson Nutrition Co.	15,413	1,391
	Brown-Forman Corp.
	Class B	13,088	1,311
	Whole Foods Market Inc.	31,600	1,246
	Dr Pepper Snapple Group
	Inc.	16,632	1,212
	Bunge Ltd.	13,530	1,188
	Hershey Co.	13,200	1,173
	Tyson Foods Inc. Class A	27,310	1,164
*	WhiteWave Foods Co.
	Class A	22,166	1,083
	McCormick & Co. Inc.	13,347	1,080
	Church & Dwight Co. Inc.	13,255	1,075
	JM Smucker Co.	9,651	1,046
	Clorox Co.	10,000	1,040
	Coca-Cola Enterprises Inc.	23,586	1,025
	Molson Coors Brewing Co.
	Class B	14,000	977
	Hormel Foods Corp.	15,892	896
*	Hain Celestial Group Inc.	13,600	896

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Energizer Holdings Inc.	6,665	877
	Keurig Green Mountain Inc.	11,429	876
	Ingredion Inc.	10,286	821
	Kimberly-Clark Corp.	6,972	739
*	Herbalife Ltd.	12,627	696
	General Mills Inc.	5,114	285
*	Sprouts Farmers Market Inc.	6,800	183
			81,358
Energy (3.5%)
	Exxon Mobil Corp.	189,815	15,793
	Chevron Corp.	78,032	7,528
	Schlumberger Ltd.	55,167	4,755
	EOG Resources Inc.	32,356	2,833
	Anadarko Petroleum Corp.	31,490	2,458
	ConocoPhillips	36,692	2,253
	Phillips 66	26,406	2,127
	Baker Hughes Inc.	29,750	1,836
	Kinder Morgan Inc.	47,583	1,827
	Marathon Petroleum Corp.	33,682	1,762
	Apache Corp.	27,914	1,609
	Occidental Petroleum Corp.	20,404	1,587
	Halliburton Co.	34,325	1,478
	Pioneer Natural Resources
	Co.	10,069	1,396
	Noble Energy Inc.	31,198	1,331
	Hess Corp.	19,004	1,271
*	Cheniere Energy Inc.	18,000	1,247
	Cabot Oil & Gas Corp.	38,304	1,208
*	Concho Resources Inc.	10,400	1,184
	EQT Corp.	13,897	1,130
*	Cameron International Corp.	20,752	1,087
	Devon Energy Corp.	17,854	1,062
*	FMC Technologies Inc.	25,186	1,045
	Cimarex Energy Co.	8,976	990
	Range Resources Corp.	18,846	931
*	Newfield Exploration Co.	24,827	897
*	Dresser-Rand Group Inc.	10,122	862
*	Whiting Petroleum Corp.	25,100	843
	Energen Corp.	11,630	794
	Nabors Industries Ltd.	52,990	765
*	Continental Resources Inc.	18,028	764
	World Fuel Services Corp.	14,600	700
	QEP Resources Inc.	37,598	696
	Superior Energy Services
	Inc.	32,721	688
	SM Energy Co.	14,872	686
	Rowan Cos. plc Class A	30,883	652
*	WPX Energy Inc.	51,600	634
	CONSOL Energy Inc.	29,005	631
*	Gulfport Energy Corp.	15,400	620
*	Antero Resources Corp.	17,200	591
	Patterson-UTI Energy Inc.	30,402	572
*	Rice Energy Inc.	27,400	571
	Helmerich & Payne Inc.	7,915	557
	Williams Cos. Inc.	9,320	535
	HollyFrontier Corp.	12,492	533

			Market
			Value•
		Shares	($000)
	ONEOK Inc.	13,384	528
	Valero Energy Corp.	8,400	526
	National Oilwell Varco Inc.	7,929	383
	California Resources Corp.	60,961	368
*	Southwestern Energy Co.	15,000	341
	Murphy Oil Corp.	6,700	278
	Marathon Oil Corp.	8,482	225
*	First Solar Inc.	1,400	66
	Chesapeake Energy Corp.	2,400	27
*	SunPower Corp. Class A	800	23
*	NOW Inc.	882	17
	Restaurant Brands
	International LP	189	7
			78,108
Financial Services (9.2%)
*	Berkshire Hathaway Inc.
	Class B	94,677	12,887
	Wells Fargo & Co.	209,159	11,763
	JPMorgan Chase & Co.	164,601	11,153
	Citigroup Inc.	159,443	8,808
	Bank of America Corp.	460,717	7,841
	Visa Inc. Class A	107,296	7,205
	MasterCard Inc. Class A	55,600	5,198
	Goldman Sachs Group Inc.	24,135	5,039
	American International
	Group Inc.	75,800	4,686
	American Express Co.	42,659	3,315
	Morgan Stanley	80,860	3,137
	Simon Property Group Inc.	16,828	2,912
	Capital One Financial Corp.	28,392	2,498
	American Tower
	Corporation	26,573	2,479
	Charles Schwab Corp.	71,805	2,344
	PNC Financial Services
	Group Inc.	22,900	2,190
	US Bancorp	49,700	2,157
	Aon plc	18,900	1,884
	Allstate Corp.	28,000	1,816
	Equity Residential	24,950	1,751
	Public Storage	8,972	1,654
	SunTrust Banks Inc.	38,029	1,636
	Crown Castle International
	Corp.	19,667	1,579
*	Fiserv Inc.	18,742	1,552
	AvalonBay Communities Inc.	9,600	1,535
	Moody’s Corp.	14,200	1,533
	Boston Properties Inc.	11,881	1,438
	Hartford Financial Services
	Group Inc.	33,900	1,409
	Discover Financial Services	24,229	1,396
	Vornado Realty Trust	14,600	1,386
*	Alliance Data Systems Corp.	4,587	1,339
	Ameriprise Financial Inc.	10,680	1,334
	Fidelity National Information
	Services Inc.	21,281	1,315
	Lincoln National Corp.	21,630	1,281

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Progressive Corp.	44,997	1,252
	Franklin Resources Inc.	25,275	1,239
	KeyCorp	80,218	1,205
	General Growth Properties
	Inc.	46,700	1,198
	Intercontinental Exchange
	Inc.	5,321	1,190
	Essex Property Trust Inc.	5,473	1,163
	Loews Corp.	29,416	1,133
	Equifax Inc.	11,358	1,103
	T. Rowe Price Group Inc.	14,000	1,088
	Weyerhaeuser Co.	34,166	1,076
	MetLife Inc.	18,840	1,055
*	CBRE Group Inc. Class A	28,473	1,054
	Comerica Inc.	20,200	1,037
	SL Green Realty Corp.	9,359	1,029
*	E*TRADE Financial Corp.	34,200	1,024
	Travelers Cos. Inc.	10,589	1,024
	Bank of New York Mellon
	Corp.	24,232	1,017
	State Street Corp.	13,069	1,006
	First Republic Bank	15,600	983
*	SVB Financial Group	6,600	950
	CIT Group Inc.	20,400	948
	Global Payments Inc.	9,114	943
	Federal Realty Investment
	Trust	7,319	938
*	Signature Bank	6,400	937
	Prologis Inc.	25,200	935
	Regions Financial Corp.	90,215	935
	TD Ameritrade Holding Corp.	25,261	930
*	Arch Capital Group Ltd.	13,850	927
	Unum Group	25,927	927
	Host Hotels & Resorts Inc.	46,699	926
	Jones Lang LaSalle Inc.	5,412	925
	Zions Bancorporation	29,151	925
*	Markel Corp.	1,151	922
	Torchmark Corp.	15,822	921
*	Affiliated Managers Group
	Inc.	4,184	915
	Total System Services Inc.	21,600	902
	MSCI Inc. Class A	14,434	888
	SEI Investments Co.	17,947	880
	East West Bancorp Inc.	19,469	873
*	Realogy Holdings Corp.	18,600	869
	Voya Financial Inc.	18,500	860
	Reinsurance Group of
	America Inc. Class A	8,870	842
	Everest Re Group Ltd.	4,600	837
	WR Berkley Corp.	15,743	818
	Extra Space Storage Inc.	12,500	815
	Fifth Third Bancorp	38,275	797
	HCC Insurance Holdings Inc.	10,264	789
	FactSet Research Systems
	Inc.	4,799	780
	Synovus Financial Corp.	25,242	778

			Market
			Value•
		Shares	($000)
	City National Corp.	8,600	777
	NASDAQ OMX Group Inc.	15,873	775
	Assurant Inc.	11,500	771
	First Horizon National Corp.	48,740	764
	Commerce Bancshares Inc.	16,288	762
*	Forest City Enterprises Inc.
	Class A	34,413	761
*	Synchrony Financial	23,044	759
*	Alleghany Corp.	1,609	754
	Leucadia National Corp.	30,733	746
	White Mountains Insurance
	Group Ltd.	1,138	745
	Legg Mason Inc.	14,354	740
	Equity LifeStyle Properties
	Inc.	13,800	726
	Brown & Brown Inc.	22,061	725
	Lazard Ltd. Class A	12,825	721
	Associated Banc-Corp	35,327	716
	Taubman Centers Inc.	10,300	716
	StanCorp Financial Group
	Inc.	9,400	711
	CBOE Holdings Inc.	12,400	710
*	Howard Hughes Corp.	4,900	703
	BlackRock Inc.	2,012	696
	Chubb Corp.	7,300	695
	Apartment Investment &
	Management Co.	18,776	693
	TCF Financial Corp.	41,300	686
	Raymond James Financial
	Inc.	11,434	681
	Douglas Emmett Inc.	25,134	677
	TFS Financial Corp.	39,800	669
	Post Properties Inc.	12,000	652
	Assured Guaranty Ltd.	26,594	638
	Morningstar Inc.	7,828	623
	RenaissanceRe Holdings Ltd.	6,098	619
	McGraw Hill Financial Inc.	6,100	613
	American Homes 4 Rent
	Class A	38,000	610
	Allied World Assurance Co.
	Holdings AG	13,344	577
	Huntington Bancshares Inc.	50,700	573
*	Popular Inc.	19,800	571
	Tanger Factory Outlet
	Centers Inc.	17,300	548
	Aflac Inc.	8,800	547
	Prudential Financial Inc.	5,512	482
	LPL Financial Holdings Inc.	10,200	474
	WP GLIMCHER Inc.	34,741	470
	DDR Corp.	29,107	450
	Brixmor Property Group Inc.	19,000	440
	Ventas Inc.	6,500	404
	Hanover Insurance Group
	Inc.	5,014	371
	Dun & Bradstreet Corp.	2,900	354
	CNA Financial Corp.	8,693	332

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	ACE Ltd.	3,000	305
	BOK Financial Corp.	4,040	281
	Retail Properties of America
	Inc.	19,700	274
	CME Group Inc.	2,895	269
	HCP Inc.	7,300	266
	Interactive Brokers Group
	Inc.	6,300	262
	BB&T Corp.	5,800	234
	ProAssurance Corp.	5,000	231
	Annaly Capital Management
	Inc.	19,500	179
	Marsh & McLennan Cos.
	Inc.	2,900	164
	Health Care REIT Inc.	2,300	151
*	Santander Consumer USA
	Holdings Inc.	5,400	138
	FNF Group	3,247	120
	Hospitality Properties Trust	3,122	90
*	Genworth Financial Inc.
	Class A	10,500	80
	Navient Corp.	2,200	40
*	CoreLogic Inc.	1,000	40
*	Ally Financial Inc.	1,600	36
*	Vantiv Inc. Class A	900	34
	Gaming and Leisure
	Properties Inc.	900	33
*	FleetCor Technologies Inc.	200	31
	Equinix Inc.	102	26
*	Zillow Group Inc. Class A	200	17
	Cullen/Frost Bankers Inc.	200	16
	People’s United Financial
	Inc.	400	7
			201,509
Health Care (7.0%)
	Johnson & Johnson	124,344	12,119
	Gilead Sciences Inc.	80,702	9,449
	Pfizer Inc.	270,287	9,063
	Merck & Co. Inc.	118,021	6,719
	Amgen Inc.	40,955	6,287
	UnitedHealth Group Inc.	50,113	6,114
	Bristol-Myers Squibb Co.	86,260	5,740
*	Allergan plc	17,483	5,305
*	Biogen Inc.	13,081	5,284
*	Celgene Corp.	44,324	5,130
	Medtronic plc	64,510	4,780
	AbbVie Inc.	64,299	4,320
*	Express Scripts Holding Co.	42,449	3,775
	Thermo Fisher Scientific Inc.	23,967	3,110
	McKesson Corp.	13,686	3,077
	Aetna Inc.	21,855	2,786
	Cigna Corp.	17,162	2,780
	Abbott Laboratories	54,800	2,690
	Anthem Inc.	16,126	2,647
	Eli Lilly & Co.	30,400	2,538

			Market
			Value•
		Shares	($000)
*	Regeneron
	Pharmaceuticals Inc.	4,920	2,510
*	Alexion Pharmaceuticals Inc.	12,686	2,293
	Stryker Corp.	21,749	2,079
*	Illumina Inc.	9,500	2,074
*	HCA Holdings Inc.	22,744	2,063
	Humana Inc.	10,500	2,008
*	Vertex Pharmaceuticals Inc.	15,600	1,926
	Perrigo Co. plc	9,900	1,830
*	Mylan NV	25,956	1,761
	Zoetis Inc.	35,780	1,725
	AmerisourceBergen Corp.
	Class A	15,306	1,628
*	Hospira Inc.	15,860	1,407
	St. Jude Medical Inc.	19,235	1,405
	Zimmer Biomet Holdings Inc.	12,470	1,362
*	BioMarin Pharmaceutical Inc.	9,600	1,313
	Universal Health Services
	Inc. Class B	8,817	1,253
	CR Bard Inc.	6,965	1,189
*	Mallinckrodt plc	10,075	1,186
*	Endo International plc	14,669	1,168
	Agilent Technologies Inc.	29,807	1,150
	Cardinal Health Inc.	13,245	1,108
*	Boston Scientific Corp.	62,000	1,097
*	DaVita HealthCare Partners
	Inc.	13,800	1,097
	Omnicare Inc.	11,493	1,083
	Cooper Cos. Inc.	5,484	976

*	Laboratory Corp. of America

	Holdings	7,471	906
	DENTSPLY International Inc.	17,283	891
	PerkinElmer Inc.	16,300	858
*	QIAGEN NV	33,200	823
*	Intuitive Surgical Inc.	1,590	770
*	Quintiles Transnational
	Holdings Inc.	10,600	770
	Bio-Techne Corp.	7,300	719
	Hill-Rom Holdings Inc.	13,022	707
	Patterson Cos. Inc.	13,300	647
*	Tenet Healthcare Corp.	10,925	632
	Quest Diagnostics Inc.	8,019	582
*	Cerner Corp.	8,010	553
*	Varian Medical Systems Inc.	6,100	514
	Becton Dickinson and Co.	3,358	476
*	Charles River Laboratories
	International Inc.	5,500	387
1	Baxter International Inc.	8,900	338
*	Edwards Lifesciences Corp.	1,319	188
*	Alkermes plc	2,300	148
*	Intercept Pharmaceuticals Inc.	450	109
*	Centene Corp.	800	64
*	Jazz Pharmaceuticals plc	300	53
*	United Therapeutics Corp.	300	52
*	Incyte Corp.	500	52

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Alnylam Pharmaceuticals Inc.	400	48
*	Hologic Inc.	1,200	46
*	Health Net Inc.	700	45
*	VCA Inc.	800	43
*	Catamaran Corp.	700	43
*	Alere Inc.	800	42
*	Sirona Dental Systems Inc.	400	40
*	Community Health Systems
	Inc.	600	38
*	Align Technology Inc.	600	38
*	MEDNAX Inc.	500	37
*	Veeva Systems Inc. Class A	1,300	36
*	LifePoint Health Inc.	400	35
*	Premier Inc. Class A	900	35
*	Medivation Inc.	300	34
*	Envision Healthcare Holdings
	Inc.	800	32
*	Seattle Genetics Inc.	600	29
*	Henry Schein Inc.	200	28
*	Brookdale Senior Living Inc.	800	28
*	Allscripts Healthcare
	Solutions Inc.	1,900	26
*	IDEXX Laboratories Inc.	400	26
*	athenahealth Inc.	200	23
			154,395
Materials & Processing (2.0%)
	Monsanto Co.	26,908	2,868
	Precision Castparts Corp.	9,752	1,949
	Ecolab Inc.	16,800	1,900
	PPG Industries Inc.	15,100	1,732
	Sherwin-Williams Co.	5,810	1,598
	EI du Pont de Nemours &
	Co.	24,728	1,581
	Praxair Inc.	12,852	1,536
	Dow Chemical Co.	29,200	1,494
	LyondellBasell Industries NV
	Class A	13,538	1,401
	Ingersoll-Rand plc	20,400	1,375
	Sigma-Aldrich Corp.	9,280	1,293
	CF Industries Holdings Inc.	19,560	1,257
	Celanese Corp. Class A	16,040	1,153
	Sealed Air Corp.	21,800	1,120
	Vulcan Materials Co.	13,034	1,094
	Ball Corp.	13,818	969
*	WR Grace & Co.	9,200	923
*	Crown Holdings Inc.	17,141	907
	Martin Marietta Materials Inc.	5,886	833
	Airgas Inc.	7,619	806
	Valspar Corp.	9,800	802
	Hexcel Corp.	15,900	791
	Lennox International Inc.	7,200	775
	Cytec Industries Inc.	12,666	767
	FMC Corp.	14,398	757
	Ashland Inc.	6,198	756
	Newmont Mining Corp.	31,866	744
	Southern Copper Corp.	24,900	732

			Market
			Value•
		Shares	($000)
	Eagle Materials Inc.	9,100	695
	NewMarket Corp.	1,550	688
*	Owens-Illinois Inc.	29,800	684
	Valmont Industries Inc.	5,611	667
	United States Steel Corp.	29,682	612
	Westlake Chemical Corp.	8,400	576
	Albemarle Corp.	10,400	575
	Silgan Holdings Inc.	10,642	562
*	Armstrong World Industries
	Inc.	10,403	554
	Tahoe Resources Inc.	43,199	524
	Owens Corning	11,700	483
	Reliance Steel & Aluminum
	Co.	7,600	460
	Freeport-McMoRan Inc.	17,694	330
	Nucor Corp.	7,400	326
	Scotts Miracle-Gro Co.
	Class A	5,042	299
	Mosaic Co.	5,600	262
	International Paper Co.	4,943	235
	Eastman Chemical Co.	2,640	216
	Fastenal Co.	4,725	199
	Air Products & Chemicals
	Inc.	1,200	164
	Royal Gold Inc.	2,600	160
*	USG Corp.	5,000	139
			43,323
Producer Durables (5.0%)
	General Electric Co.	441,309	11,726
	Union Pacific Corp.	43,852	4,182
	United Technologies Corp.	32,076	3,558
	3M Co.	22,500	3,472
	Boeing Co.	25,020	3,471
	Honeywell International Inc.	33,800	3,447
	Danaher Corp.	36,351	3,111
	FedEx Corp.	17,676	3,012
	Accenture plc Class A	23,200	2,245
	Delta Air Lines Inc.	51,700	2,124
	CSX Corp.	65,000	2,122
	United Parcel Service Inc.
	Class B	19,500	1,890
	Automatic Data Processing
	Inc.	22,574	1,811
	Southwest Airlines Co.	47,557	1,574
*	United Continental Holdings
	Inc.	28,800	1,527
	Roper Technologies Inc.	8,010	1,381
	General Dynamics Corp.	9,191	1,302
	Cummins Inc.	9,721	1,275
	Pall Corp.	10,100	1,257
	AMETEK Inc.	22,000	1,205
	Caterpillar Inc.	13,500	1,145
	Textron Inc.	25,611	1,143
*	TransDigm Group Inc.	5,010	1,126
	Rockwell Collins Inc.	12,100	1,117

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Verisk Analytics Inc.
	Class A	14,700	1,070
*	Waters Corp.	8,218	1,055
*	Mettler-Toledo International
	Inc.	3,020	1,031
	Lockheed Martin Corp.	5,503	1,023
	Xerox Corp.	94,355	1,004
	Expeditors International of
	Washington Inc.	21,466	990
*	Spirit AeroSystems Holdings
	Inc. Class A	17,600	970
	Raytheon Co.	10,049	962
	Wabtec Corp.	10,106	952
	WW Grainger Inc.	3,982	942
	JB Hunt Transport Services
	Inc.	11,010	904
	Towers Watson & Co.
	Class A	7,100	893
	AO Smith Corp.	12,200	878
*	Stericycle Inc.	6,554	878
	Xylem Inc.	23,239	861
	AGCO Corp.	15,037	854
	Cintas Corp.	10,050	850
	Carlisle Cos. Inc.	8,400	841
	Fluor Corp.	15,858	841
	IDEX Corp.	10,529	827
	Flowserve Corp.	15,613	822
*	AECOM	24,734	818
*	Quanta Services Inc.	28,295	815
	Allegion plc	13,433	808
	American Airlines Group Inc.	20,200	807
	Robert Half International Inc.	14,500	805
	Chicago Bridge & Iron Co.
	NV	15,288	765
	B/E Aerospace Inc.	13,711	753
	Triumph Group Inc.	11,400	752
*	HD Supply Holdings Inc.	21,300	749
*	Jacobs Engineering Group
	Inc.	18,295	743
	Ryder System Inc.	8,500	743
	Huntington Ingalls Industries
	Inc.	6,569	740
	Landstar System Inc.	10,585	708
	Babcock & Wilcox Co.	21,519	706
	Toro Co.	10,318	699
	Nordson Corp.	8,950	697
	Pentair plc	10,087	694
	Kansas City Southern	7,600	693
	Manitowoc Co. Inc.	35,200	690
	Air Lease Corp. Class A	20,100	681
	FLIR Systems Inc.	22,000	678
	ADT Corp.	20,000	671
*	WESCO International Inc.	9,719	667
	Lincoln Electric Holdings Inc.	10,723	653
	Waste Connections Inc.	13,800	650
	Emerson Electric Co.	11,700	649

			Market
			Value•
		Shares	($000)
	Republic Services Inc.
	Class A	16,510	647
	Regal Beloit Corp.	8,800	639
	ITT Corp.	15,069	631
	Oshkosh Corp.	14,447	612
*	Keysight Technologies Inc.	17,803	555
	Deere & Co.	5,600	544
	Stanley Black & Decker Inc.	4,927	519
	Trinity Industries Inc.	19,500	515
	ManpowerGroup Inc.	5,650	505
	Donaldson Co. Inc.	13,286	476
	CH Robinson Worldwide Inc.	7,611	475
	National Instruments Corp.	14,511	428
	SPX Corp.	5,597	405
	Orbital ATK Inc.	5,386	395
	L-3 Communications
	Holdings Inc.	3,289	373
	MSC Industrial Direct Co.
	Inc. Class A	5,300	370
	Illinois Tool Works Inc.	3,700	340
	Copa Holdings SA Class A	3,938	325
	Paychex Inc.	6,600	309
	Covanta Holding Corp.	14,400	305
	Eaton Corp. plc	3,900	263
	Norfolk Southern Corp.	2,700	236
	Lexmark International Inc.
	Class A	5,300	234
	KBR Inc.	10,782	210
	Joy Global Inc.	4,200	152
*	Middleby Corp.	1,000	112
*	United Rentals Inc.	1,200	105
	Kennametal Inc.	3,000	102
	Northrop Grumman Corp.	500	79
*	Zebra Technologies Corp.	400	44
*	CoStar Group Inc.	200	40
*	IHS Inc. Class A	300	39
*	Spirit Airlines Inc.	600	37
*	Genpact Ltd.	1,700	36
*	Old Dominion Freight Line
	Inc.	500	34
*	Kirby Corp.	400	31
*	Genesee & Wyoming Inc.
	Class A	300	23
			109,650
Technology (7.8%)
	Apple Inc.	293,315	36,789
	Microsoft Corp.	375,656	16,585
*	Facebook Inc. Class A	112,700	9,666
*	Google Inc. Class A	14,912	8,053
*	Google Inc. Class C	14,702	7,653
	Oracle Corp.	159,790	6,440
	International Business
	Machines Corp.	37,503	6,100
	Intel Corp.	199,300	6,062
	Cisco Systems Inc.	199,015	5,465
	QUALCOMM Inc.	67,900	4,253

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	EMC Corp.	105,936	2,796
*	Salesforce.com inc	37,512	2,612
*	Adobe Systems Inc.	31,396	2,543
*	Cognizant Technology
	Solutions Corp. Class A	38,296	2,339
*	Yahoo! Inc.	59,266	2,329
	Avago Technologies Ltd.
	Class A	16,735	2,225
	Hewlett-Packard Co.	69,273	2,079
	Intuit Inc.	19,124	1,927
	Broadcom Corp. Class A	37,143	1,912
	Texas Instruments Inc.	35,546	1,831
	Skyworks Solutions Inc.	15,100	1,572
	Applied Materials Inc.	78,880	1,516
	Altera Corp.	29,152	1,493
	Amphenol Corp. Class A	24,992	1,449
	Corning Inc.	71,577	1,412
*	Electronic Arts Inc.	19,000	1,263
*	SBA Communications Corp.
	Class A	10,911	1,254
	Lam Research Corp.	14,800	1,204
	Activision Blizzard Inc.	47,560	1,151
	Symantec Corp.	48,539	1,128
	Western Digital Corp.	14,200	1,114
*	SunEdison Inc.	37,200	1,113
*	Citrix Systems Inc.	15,428	1,082
	Juniper Networks Inc.	39,200	1,018
	NVIDIA Corp.	50,100	1,007
	CDK Global Inc.	18,558	1,002
	Analog Devices Inc.	15,396	988
	Computer Sciences Corp.	15,000	985
*	Autodesk Inc.	19,108	957
	NetApp Inc.	29,171	921
*	Synopsys Inc.	18,000	912
	IAC/InterActiveCorp	11,200	892
	Motorola Solutions Inc.	14,167	812
	DST Systems Inc.	6,430	810
	Xilinx Inc.	18,129	801
*	NCR Corp.	26,400	795
	Amdocs Ltd.	14,500	792
	Brocade Communications
	Systems Inc.	65,800	782
*	Cadence Design Systems
	Inc.	39,700	780
*	CommScope Holding Co.
	Inc.	25,254	770
*	VeriSign Inc.	12,228	755
*	Freescale Semiconductor
	Ltd.	17,900	715
	Teradyne Inc.	36,800	710
*	Ingram Micro Inc.	28,100	703
	Avnet Inc.	17,000	699
*	Teradata Corp.	18,036	667
	Sabre Corp.	27,900	664
	Dolby Laboratories Inc.
	Class A	16,100	639

			Market
			Value•
		Shares	($000)
	Solera Holdings Inc.	12,190	543
	Atmel Corp.	52,800	520
*	Twitter Inc.	13,400	485
*	ON Semiconductor Corp.	28,800	337
	Linear Technology Corp.	7,300	323
	Maxim Integrated Products
	Inc.	5,500	190
*	Arrow Electronics Inc.	3,300	184
	CA Inc.	5,007	147
*	Palo Alto Networks Inc.	400	70
*	IPG Photonics Corp.	500	43
*	Fortinet Inc.	1,000	41
*	IMS Health Holdings Inc.	1,200	37
*	F5 Networks Inc.	300	36
*	Splunk Inc.	500	35
*	Tableau Software Inc.
	Class A	300	35
*	Gartner Inc.	400	34
*	Red Hat Inc.	400	30
*	Micron Technology Inc.	1,600	30
*	JDS Uniphase Corp.	2,600	30
*	ServiceNow Inc.	400	30
*	FireEye Inc.	600	29
*	EchoStar Corp. Class A	600	29
*	Informatica Corp.	600	29
*	Akamai Technologies Inc.	400	28
*	SolarWinds Inc.	600	28
*	ARRIS Group Inc.	900	28
*	NetSuite Inc.	300	27
*	ANSYS Inc.	300	27
*	VeriFone Systems Inc.	800	27
*	Rackspace Hosting Inc.	700	26
*	PTC Inc.	600	25
*	Groupon Inc. Class A	4,600	23
*	Workday Inc. Class A	300	23
*	Zynga Inc. Class A	7,300	21
*	LinkedIn Corp. Class A	100	21
*	VMware Inc. Class A	200	17
*	Yelp Inc. Class A	300	13
			170,587
Utilities (2.3%)
	Verizon Communications
	Inc.	187,200	8,725
	AT&T Inc.	216,766	7,700
	NextEra Energy Inc.	26,697	2,617
	Duke Energy Corp.	32,430	2,290
	Dominion Resources Inc.	27,808	1,860
	Southern Co.	41,900	1,756
	Sempra Energy	17,029	1,685
*	Level 3 Communications
	Inc.	31,510	1,660
	PG&E Corp.	29,335	1,440
	Edison International	24,908	1,384
	Exelon Corp.	40,100	1,260
	NiSource Inc.	27,000	1,231
*	T-Mobile US Inc.	29,700	1,151

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Public Service Enterprise
	Group Inc.	28,200	1,108
	American Water Works Co.
	Inc.	18,828	916
	AES Corp.	68,369	907
	American Electric Power Co.
	Inc.	16,500	874
	NRG Energy Inc.	37,624	861
	WEC Energy Group Inc.	18,832	847
	CMS Energy Corp.	26,527	845
	UGI Corp.	22,878	788
*	Calpine Corp.	42,410	763
	OGE Energy Corp.	26,686	762
	ITC Holdings Corp.	23,010	740
	National Fuel Gas Co.	12,501	736

		Market
		Value•
	Shares	($000)
Telephone & Data Systems Inc.
	24,730	727
Aqua America Inc.	28,978	710
Alliant Energy Corp.	12,113	699
Xcel Energy Inc.	21,000	676
* United States Cellular Corp.	14,915	562
Questar Corp.	26,733	559
Consolidated Edison Inc.	6,400	370
AGL Resources Inc.	6,000	279
MDU Resources Group Inc.	9,950	194
		49,682
Total Common Stocks
(Cost $604,809)		1,041,466

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.6%)
Alabama (0.1%)
Alabama 21st Century Authority
Tobacco Settlement Revenue	5.000%	6/1/20	500	570
Alabama Incentives Financing
Authority Special Obligation Revenue	5.000%	9/1/32	380	420
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	548
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	548
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	554
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	322
				2,962
Alaska (0.0%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	580

Arizona (1.8%)
Arizona Board Regents Arizona State
University System COP	5.000%	7/1/22 (14)	1,500	1,616
Arizona Board Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	114
Arizona COP	5.000%	10/1/18 (4)	500	560
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	543
Arizona School Facilities Board COP	5.500%	9/1/23	500	564
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,649
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	1,955	2,356
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,000	2,424
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	542
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	583
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,387
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	567

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chandler AZ GO	5.000%	7/1/23	1,000	1,211
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	302
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,223
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	982
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,688
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	343
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/15 (Prere.)	500	500
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/25	1,000	1,204
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	4,065	4,842
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	582
Regional Public Transportation Authority
Arizona Excise Tax Revenue (Maricopa
County Public Transportation)	5.250%	7/1/24	1,000	1,230
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/16 (Prere.)	2,000	2,047
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	840
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	576
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,284
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,012
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	589
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	571
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	581
				38,512
California (8.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	562
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	875
Alameda CA Corridor Transportation
Authority Revenue	5.300%	10/1/23 (2)	200	217
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	740	362
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/32 (14)	1,650	783
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	518
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	566
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	570
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,122

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.670%	4/1/20	1,000	990
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,517
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.770%	4/1/21	1,000	990
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.970%	5/1/23	1,000	983
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,205
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	520
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	540
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	184
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	557
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	672
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	480	536
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/24	500	617
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	20	22
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	437
California Economic Recovery GO	5.000%	7/1/18	110	124
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	574
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	574
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	365
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	214
California Economic Recovery GO	5.000%	7/1/22	500	522
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	609
California GO	6.000%	2/1/16	500	517
California GO	5.000%	11/1/16	350	371
California GO	5.000%	3/1/17	500	536
California GO	6.000%	4/1/18	500	570
California GO	5.000%	9/1/18	500	527
California GO	5.000%	11/1/18 (14)	500	549
California GO	5.000%	6/1/19 (14)	500	541
California GO	5.000%	2/1/20	500	579
California GO	5.000%	10/1/20	2,000	2,347
California GO	5.000%	9/1/21	500	594
California GO	5.000%	10/1/21	250	265
California GO	5.000%	12/1/22	1,635	1,960
California GO	5.000%	10/1/23	1,000	1,205
California GO	5.000%	11/1/23	1,155	1,393
California GO	5.000%	11/1/25	2,000	2,394
California GO	5.000%	12/1/25	1,000	1,191
California GO	5.500%	3/1/26	500	557
California GO	5.000%	6/1/27 (14)	500	537
California GO	4.500%	8/1/27	85	89
California GO	5.000%	9/1/27	500	526
California GO	5.000%	2/1/28	690	792

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	4.500%	8/1/28 (2)	725	762
California GO	5.750%	4/1/29	500	574
California GO	5.000%	9/1/29	495	550
California GO	5.000%	9/1/29 (2)	500	514
California GO	5.000%	10/1/29	3,500	3,841
California GO	5.000%	11/1/29	1,700	1,959
California GO	5.250%	3/1/30	500	577
California GO	5.250%	9/1/30	500	574
California GO	5.000%	2/1/32	500	560
California GO	5.000%	6/1/32	370	395
California GO	5.000%	10/1/32	1,875	2,145
California GO PUT	4.000%	12/1/17	2,400	2,535
California GO VRDO	0.060%	7/8/15 LOC	2,000	2,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,168
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	353
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	545
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,113
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	325	379
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,096
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	580
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	118
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	624
2 California Infrastructure & Economic
Development Bank Revenue
(J. Paul Getty Trust) PUT	0.350%	4/1/16	1,000	998
3 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,107
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	582
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	24
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,186
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,146
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,171
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	340
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	287
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	106
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	42

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	222
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	80
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	137
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,160
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,131
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	392
California State University Systemwide Revenue	5.750%	11/1/27	500	579
California State University Systemwide Revenue	5.250%	11/1/29	300	343
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,150
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,290
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	3.000%	11/15/16	250	258
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	4.000%	11/15/17	275	294
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	1,500	1,563
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,136
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,010
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	887
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,154
Citrus CA Community College District GO	0.000%	8/1/34	1,000	725
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	559
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,143
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,131
2 Contra Costa CA Transportation Authority
Sales Tax Revenue PUT	0.493%	12/15/15	1,600	1,600
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/22	970	1,121
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/29	1,390	1,029
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,679
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,677
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	382
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	84

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	380
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	962
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,098
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	561
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,202
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,522
Los Angeles CA Community College District GO	5.000%	8/1/30	1,000	1,165
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,046
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	575
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/15 (Prere.)	1,500	1,500
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	572
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,226
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,981
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,995
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,646
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,605
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	566
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	793
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	566
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	566
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,563
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	696
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	564
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	645
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	568
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	1,500	1,561
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,743
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	678
2 Metropolitan Water District of Southern
California Revenue PUT	0.450%	3/27/18	1,585	1,577
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,315
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	361
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	584
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,344
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/29	1,250	1,423
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,721
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	805
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	680
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	331
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,118

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/16	100	104
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,180
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	1,201
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	102
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	157
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	277
Sacramento CA Municipal Utility District
Financing Authority Revenue
(Cosumnes Project)	5.125%	7/1/16 (Prere.)	1,000	1,048
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	556
Sacramento CA Municipal Utility District Revenue
VRDO	0.070%	7/8/15 LOC	1,200	1,200
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	562
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	558
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	531
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	685
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	561
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,163
San Diego CA Community College District GO	5.000%	8/1/31	500	568
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	565
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	579
San Diego CA Unified School District GO	0.000%	7/1/27	500	325
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,344
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	634
San Diego CA Unified School District GO	0.000%	7/1/28	500	311
San Diego CA Unified School District GO	0.000%	7/1/29	500	297
San Diego CA Unified School District GO	0.000%	7/1/30	100	56
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	567
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	632
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	396
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	586
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	572
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	263
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	560
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	596

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,158
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,401
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	4.000%	8/1/15	140	140
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/16	600	628
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	989
San Jose CA Airport Revenue	5.000%	3/1/27	500	574
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,017
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	761
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	1,000	1,145
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	248
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	1,000	1,088
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,174
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,158
University of California Revenue	4.750%	5/15/16 (Prere.)	155	163
University of California Revenue	5.000%	5/15/16 (Prere.)	500	525
University of California Revenue	5.000%	5/15/16 (Prere.)	500	525
University of California Revenue	5.000%	5/15/17 (Prere.)	500	545
University of California Revenue	5.000%	5/15/23	1,000	1,173
University of California Revenue	5.000%	5/15/23	1,000	1,207
University of California Revenue	5.000%	5/15/28	1,000	1,162
University of California Revenue	5.000%	5/15/28	1,000	1,186
University of California Revenue	4.000%	5/15/33	1,000	1,034
University of California Revenue PUT	5.000%	5/15/23	3,625	4,377
West Contra Costa CA Unified School District GO	5.000%	8/1/28	1,185	1,364
				177,588
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	357
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	582
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,751
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	528
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	580
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	582
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	488
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,650
E-470 Public Highway Authority
Colorado Revenue	0.000%	9/1/23 (14)	1,000	776

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority
Colorado Revenue	5.500%	9/1/24 (14)	300	303
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	1,000	1,112
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	500	569
				10,278
Connecticut (0.8%)
Connecticut GO	5.000%	7/15/15	1,000	1,002
Connecticut GO	5.000%	11/1/16	410	434
Connecticut GO	5.000%	4/15/21	500	581
Connecticut GO	5.000%	11/15/22	1,935	2,282
Connecticut GO	5.000%	4/15/24	500	584
Connecticut GO	5.000%	9/1/26	1,000	1,162
Connecticut GO	5.000%	3/15/27	1,000	1,164
Connecticut GO	5.000%	4/15/28	500	571
Connecticut GO	5.000%	3/1/32	2,950	3,306
Connecticut GO	5.000%	10/15/32	705	798
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	552
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	113
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,199
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	555
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	1,500	1,725
Hartford CT GO	5.000%	4/1/30	435	488
University of Connecticut GO	5.000%	2/15/27	635	745
University of Connecticut GO	5.000%	2/15/28	510	594
				17,855
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	683
Delaware GO	5.000%	7/1/20	600	704
Delaware GO	5.000%	10/1/20	700	826
				2,213
District of Columbia (0.1%)
District of Columbia GO	5.000%	6/1/21 (4)	500	548
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	759
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	575
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	572
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	575
				3,029
Florida (1.9%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	530	549
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,160
Broward County FL Airport System Revenue	5.000%	10/1/28	400	445
Broward County FL Airport System Revenue	5.375%	10/1/29	500	571
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,141
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	469

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,403
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,128
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/20	450	513
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	255	258
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	248
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	558
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	310
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	252
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	886
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	572
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	543
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	716
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/34	300	312
Florida Department of Environmental
Protection & Preservation Revenue	5.000%	7/1/15 (14)	625	625
Florida Department of Transportation GO	5.000%	7/1/19	545	626
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	572
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	74
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	31
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	555
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.070%	7/8/15	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	561
Jacksonville FL Special Revenue	5.000%	10/1/28	1,000	1,149
Jacksonville FL Special Revenue	5.000%	10/1/32	500	560
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	927
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,102
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	559
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	1,000	1,128
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	639
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,125
Miami-Dade County FL Public Facilities Revenue
(Jackson Memorial Hospital)	5.000%	6/1/22 (14)	2,000	2,005
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	122
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,376
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	678

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,744
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,144
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	550
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	546
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	558
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	563
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/19	815	704
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,034
Palm Beach County FL Health Facilities Authority
Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/25	540	611
Polk County FL Constitutional Fuel Tax Revenue	5.000%	12/1/20 (14)	590	626
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	851
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	273
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,149
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	227
Tampa FL Health System Revenue
(Baycare Health System)	5.000%	11/15/33	1,535	1,705
Tampa FL Hospital Revenue	5.000%	7/1/23	750	849
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	603
				41,385
Georgia (1.0%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,031
Atlanta GA Airport Revenue	5.000%	1/1/16	525	537
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,241
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,131
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,500
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	641
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	505
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	458
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	575
Georgia GO	5.000%	9/1/15 (Prere.)	500	504
Georgia GO	5.000%	4/1/16	500	518
Georgia GO	5.000%	5/1/16	500	520
Georgia GO	5.000%	7/1/16	500	523
Georgia GO	5.000%	7/1/16	400	419
Georgia GO	5.750%	8/1/17	500	552
Georgia GO	5.000%	10/1/19	750	867
3 Georgia GO	5.000%	2/1/20	1,375	1,598
Georgia GO	5.000%	7/1/22	500	571

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	5/1/25	500	565
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	702
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	534
Gwinnett County GA School District GO	5.000%	2/1/28	500	600
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	605
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	84
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	110
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	432
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	556
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	445
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	399
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	561
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	567
				20,851
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,162
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,446
Guam International Airport Authority Revenue	5.000%	10/1/21	350	403
				3,011
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	283
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	346
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	466
Hawaii GO	5.000%	11/1/16	200	212
Hawaii GO	5.000%	4/1/17 (Prere.)	55	59
Hawaii GO	5.000%	4/1/19 (2)	445	477
Hawaii GO	5.000%	12/1/21	375	445
Hawaii GO	5.000%	8/1/24	1,765	2,142
Hawaii GO	5.000%	8/1/25	1,500	1,801
Hawaii GO	5.000%	6/1/29	500	565
Hawaii GO	5.000%	8/1/29	1,500	1,749
Hawaii GO	5.000%	12/1/29	500	571
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	642
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	542
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,403
Honolulu HI City & County GO	5.000%	12/1/30	310	358

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.250%	8/1/31	500	578
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,427
University of Hawaii Revenue	5.000%	10/1/27	500	564
				15,630
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	122

Illinois (2.7%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	815
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	306
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	1,075	1,098
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	224
Chicago IL Board of Education GO	5.000%	12/1/21 (2)	1,515	1,528
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	539
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	103
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	517
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	511
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	105
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL GO	5.000%	12/1/16 (2)	500	515
Chicago IL GO	5.500%	1/1/17 (4)	500	519
Chicago IL GO	5.000%	1/1/19 (2)	500	508
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/29	1,190	1,234
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	550
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	203
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	207
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	210
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	263
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	317
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	317
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	394
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	543
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	200	228
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	512
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,137
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,534
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	546
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,569
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	275	294
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	53
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,196
Chicago IL Park District GO	5.000%	1/1/19	750	804
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,416
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,068
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,017
Cook County IL GO	5.000%	11/15/21	500	533
Cook County IL GO	5.000%	11/15/28	500	527
Cook County IL GO	5.250%	11/15/28	500	529
Cook County IL GO	4.750%	11/15/30 (2)	200	203
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/26	1,500	1,713

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/33	2,550	2,804
Illinois Finance Authority Revenue
(Art Institute of Chicago)	4.000%	3/1/16	500	511
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	552
Illinois Finance Authority Revenue
(Centegra Health System)	5.000%	9/1/29	1,300	1,374
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	108
Illinois Finance Authority Revenue
(OSF Healthcare System)	4.000%	5/15/16	450	463
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,287
Illinois Finance Authority Revenue
(Rush University Medical Center)	5.000%	11/15/33	1,000	1,095
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	555
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	557
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/35	1,000	1,122
Illinois GO	5.000%	1/1/17	330	345
Illinois GO	5.000%	1/1/18	500	530
Illinois GO	5.000%	1/1/20 (4)	200	219
Illinois GO	5.000%	1/1/21 (4)	710	771
Illinois GO	5.000%	8/1/21	500	542
Illinois GO	5.500%	7/1/24	1,000	1,104
Illinois GO	5.000%	6/1/26	500	514
Illinois GO	5.250%	2/1/30	1,900	1,989
Illinois GO	5.250%	7/1/31	1,000	1,039
Illinois GO	5.000%	9/1/31	3,000	3,040
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	628
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	545
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	523
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	557
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,101
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	547
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,022
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	833
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	324
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	153
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	139
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,393
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,222
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	470

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,098
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	547
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	339
				59,417
Indiana (0.7%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	250	262
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,640
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,296
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,521
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	690	768
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,807
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	713
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,158
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	553
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	565
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/23	550	652
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	553
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	298
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	573
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	112
Indiana University Student Fee Revenue	5.000%	6/1/19	445	510
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	807
				14,788
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	802
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,851
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	249
				2,902
Kansas (0.6%)
2 Kansas Department of Transportation
Highway Revenue	0.370%	9/1/15	2,000	2,000
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	1,000	1,177
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	558

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	500	607
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	700	842
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	109
Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,335	1,547
Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,804
Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,456
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	564
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	45	47
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,315
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	855	898
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	593
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	584
				14,101
Kentucky (0.7%)
Kentucky Economic Development Finance
Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	769
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.625%	8/15/27	1,200	1,322
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,117
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	152
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	1,000	1,136
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	564
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	553
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,057
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	611
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	532
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,513
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	344

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,161
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.080%	7/8/15 LOC	2,700	2,700
				14,531
Louisiana (0.5%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	589
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	593
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	446
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	519
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	519
Louisiana GO	5.000%	5/1/16 (Prere.)	500	520
Louisiana GO	5.000%	5/1/16 (Prere.)	500	520
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,305
Louisiana State University Revenue	5.000%	7/1/23	400	473
New Orleans LA GO	5.000%	12/1/31	500	535
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,768
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,043
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,083
				9,913
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.090%	7/8/15 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	565
				4,665
Maryland (1.7%)
Baltimore County MD GO	5.000%	8/1/21	1,435	1,709
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	758
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,428
Howard County MD GO	5.000%	2/15/22	750	886
Howard County MD GO	5.000%	8/15/24	200	237
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	553
Maryland Department of Transportation Revenue	5.000%	2/15/19	1,955	2,220
Maryland Department of Transportation Revenue	5.000%	2/15/20	1,090	1,265
Maryland GO	5.000%	8/1/15	500	502
Maryland GO	5.000%	8/1/15 (Prere.)	500	502
Maryland GO	5.000%	8/1/16 (Prere.)	450	472
Maryland GO	5.000%	11/1/16	105	111
Maryland GO	5.000%	3/15/17	500	538
Maryland GO	5.000%	7/15/17	610	663
Maryland GO	5.000%	8/1/17	500	545
Maryland GO	5.250%	8/15/17	500	548
Maryland GO	5.250%	3/1/18	200	223
Maryland GO	5.000%	3/1/19	1,200	1,367
Maryland GO	5.000%	3/15/19 (Prere.)	500	568
Maryland GO	5.250%	8/1/20	1,000	1,187
Maryland GO	4.000%	8/1/21	1,000	1,129
Maryland GO	5.000%	8/1/21	870	1,016

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/22	1,500	1,803
Maryland GO	4.000%	8/1/23	1,115	1,265
Maryland GO	5.000%	8/1/23	2,500	3,040
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	559
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	584
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.273%	11/15/16	2,000	2,016
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	607
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	566
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,308
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	566
Maryland Transportation Authority GAN	5.000%	3/1/16	465	480
Maryland Transportation Authority GAN	5.250%	3/1/16	585	605
Maryland Transportation Authority GAN	5.250%	3/1/18	700	780
Maryland Transportation Authority GAN	5.250%	3/1/20	500	566
Montgomery County MD GO	5.000%	7/1/17	500	543
Montgomery County MD GO	5.000%	11/1/17	500	549
Montgomery County MD GO	5.000%	8/1/20	2,045	2,402
Prince Georges County MD GO	5.000%	9/15/23	500	596
				38,262
Massachusetts (1.6%)
Boston MA GO	5.000%	4/1/20	780	910
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	558
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	581
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	503
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	621
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,110
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	519
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	500
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	559
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	504
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	413
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	317
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	215

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	785
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	337
Massachusetts GO	5.000%	8/1/15	500	502
2 Massachusetts GO	0.520%	9/1/15	1,500	1,500
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	523
Massachusetts GO	5.500%	11/1/16	500	534
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	871
Massachusetts GO	5.500%	10/1/18	500	571
Massachusetts GO	5.000%	7/1/20	500	569
Massachusetts GO	5.000%	8/1/20	500	586
Massachusetts GO	5.250%	8/1/20	300	355
Massachusetts GO	5.500%	10/1/20	500	601
Massachusetts GO	5.500%	10/1/20 (14)	500	601
Massachusetts GO	5.000%	8/1/22	1,000	1,201
Massachusetts GO	5.250%	8/1/23	500	615
Massachusetts GO	0.736%	11/1/25	1,380	1,333
Massachusetts GO	5.000%	3/1/26	500	559
3 Massachusetts GO	5.000%	7/1/26	1,375	1,682
Massachusetts GO	5.000%	4/1/29	500	572
Massachusetts GO	4.000%	11/1/30	1,980	2,056
2 Massachusetts GO PUT	0.370%	8/1/17	1,000	995
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	573
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	503
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
VRDO	0.060%	7/8/15	700	700
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	450
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	196
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	65
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	307
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	417
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	20	20
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	604
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	571
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	264
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,061
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	589
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	612
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	195

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	276
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	237
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	602
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	783
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,032
				34,715
Michigan (1.1%)
Birmingham MI City School District GO	5.000%	5/1/22	740	871
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,343
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	570
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	414
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,136
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,056
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	569
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,011
Michigan Finance Authority Revenue	5.000%	10/1/22	500	571
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,142
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,625
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,066
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	548
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,163
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	570
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	551
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,180
Michigan GO	5.000%	5/1/18	500	556
Michigan GO	5.500%	11/1/25	595	669
Michigan State University Revenue	5.000%	8/15/20	1,040	1,214
Michigan Trunk Line Revenue	5.000%	11/1/21	500	571
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,400	1,586
2 University of Michigan Revenue PUT	0.500%	4/2/18	1,000	995
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	529
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,064
				23,570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (0.3%)
Minneapolis MN Special School District
No. 1 COP	5.000%	2/1/26	1,855	2,146
Minnesota GO	5.000%	8/1/15	500	502
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	537
Minnesota GO	5.000%	8/1/19	500	575
Minnesota GO	5.000%	11/1/20	325	372
Minnesota GO	5.000%	8/1/21	500	569
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	551
University of Minnesota Revenue	5.000%	8/1/19	500	574
University of Minnesota Revenue	5.250%	12/1/29	500	581
				6,418
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/19	370	422
Mississippi GO	5.500%	12/1/18	750	861
Mississippi GO	5.000%	10/1/19	2,000	2,309
Mississippi GO	5.000%	10/1/27	1,000	1,194
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/32	1,000	1,124
				5,910
Missouri (0.4%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	132
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	376
Jackson County MO Special Obligation Revenue
(Truman Sports Complex Project)	5.000%	12/1/27	1,520	1,756
Jackson County MO Special Obligation Revenue
(Truman Sports Complex Project)	5.000%	12/1/29	1,000	1,144
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,000	1,168
Missouri Health & Educational Facilities Authority
Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,636
Missouri Health & Educational Facilities Authority
Revenue (Mercy Health) VRDO	0.421%	6/1/31 (2)	500	458
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	540
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/17 (Prere.)	350	379
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	724
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	565
				8,878
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	179
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,266

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	842
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	470
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	381
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,119
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,668
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	358
				7,283
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson Tahoe
Regional Medical Center)	5.000%	9/1/33	1,500	1,584
Clark County NV GO	5.000%	12/1/29	500	567
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	559
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	155
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	510
Clark County NV School District GO	5.000%	6/15/18	1,690	1,848
Clark County NV School District GO	5.000%	6/15/22	2,000	2,178
Clark County NV School District GO	5.000%	6/15/23	1,175	1,278
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	500	549
Nevada GO	5.000%	11/1/23	1,465	1,762
Nevada GO	5.000%	11/1/25	1,015	1,223
Reno NV Health Facility Revenue (Dignity Health
Obligated Group)	5.250%	7/1/31	1,100	1,153
				13,366
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	525
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center)	5.000%	7/1/32	2,740	2,810
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,956
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	121
				5,412
New Jersey (1.8%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	430
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	417
Jersey City NJ GO	5.000%	3/1/21	480	545
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	592
New Jersey COP	5.250%	6/15/30	465	487
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	769

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,631
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	587
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	205	210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	295	301
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	320
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,170
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	525
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	534
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	544
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	233
New Jersey GO	5.250%	7/1/15 (4)	1,500	1,500
New Jersey GO	5.250%	7/15/15 (2)	500	501
New Jersey GO	5.000%	8/15/15	790	794
New Jersey GO	5.250%	7/1/16 (14)	500	521
New Jersey GO	5.000%	8/1/16	440	459
New Jersey GO	5.250%	7/15/18 (2)	500	551
New Jersey GO	5.000%	8/15/19	750	836
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	532
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	273
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,146
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,005
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	420
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	549
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	745
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	259
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	305	322
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	208
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	500	505
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	200	202

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	250	255
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	625	639
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,263
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	712
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,800
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	172
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	677
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,164
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	531
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	716
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,053
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	556
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,112
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,112
South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/25	500	543
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/18	1,500	1,600
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/19	100	107
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	1,000	239
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	7,100	1,776
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	680
				40,053
New Mexico (0.2%)
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24	1,750	1,909
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	576
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	572
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,528
				4,585

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (8.0%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	555
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	569
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	571
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	670
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	424
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	453
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	528
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	627
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	51
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	940	974
2 Long Island NY Power Authority Electric System
Revenue PUT	0.779%	11/1/18	1,000	1,004
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	825	830
Nassau County NY GO	5.000%	4/1/23	1,000	1,164
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	7/8/15	19,000	19,000
New York City NY GO	5.000%	8/1/15 (Prere.)	575	577
New York City NY GO	5.000%	8/1/15 (Prere.)	320	321
New York City NY GO	5.000%	9/1/15 (Prere.)	490	494
New York City NY GO	5.000%	2/1/16	105	108
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16	500	525
New York City NY GO	5.000%	2/1/17 (Prere.)	5	5
New York City NY GO	5.000%	2/1/17	500	533
New York City NY GO	5.250%	8/1/17	700	764
New York City NY GO	5.000%	9/1/17	10	10
New York City NY GO	5.000%	2/1/18	495	529
New York City NY GO	5.250%	8/15/18 (Prere.)	40	45
New York City NY GO	5.000%	8/1/19	1,065	1,212
New York City NY GO	5.000%	8/1/19	1,500	1,707
New York City NY GO	5.000%	8/1/19	500	544
New York City NY GO	5.000%	8/1/20	2,935	3,402
New York City NY GO	5.250%	9/1/20	1,000	1,125
New York City NY GO	5.000%	8/1/21	515	606
New York City NY GO	5.000%	8/1/21	380	447
New York City NY GO	5.000%	8/1/21	2,000	2,354
New York City NY GO	5.000%	8/1/22	500	591
New York City NY GO	5.000%	10/1/22	500	585
New York City NY GO	5.000%	8/1/23 (14)	180	181
New York City NY GO	5.000%	8/1/23	1,505	1,795

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/23	380	450
New York City NY GO	5.250%	8/15/24	460	513
New York City NY GO	5.000%	8/1/25	330	331
New York City NY GO	5.000%	8/1/25	750	865
New York City NY GO	5.000%	8/1/26	1,000	1,161
New York City NY GO	5.000%	8/1/26	500	578
New York City NY GO	5.000%	8/15/26	475	525
2 New York City NY GO	0.470%	8/1/27	2,000	1,995
New York City NY GO	5.000%	5/15/28	480	540
New York City NY GO	5.000%	8/1/28	495	518
New York City NY GO	5.000%	8/1/28	400	454
New York City NY GO	5.500%	11/15/28	300	341
New York City NY GO	5.625%	4/1/29	840	962
New York City NY GO	5.000%	5/15/29	500	562
New York City NY GO	5.000%	8/1/30	1,000	1,139
New York City NY GO	5.000%	3/1/31	1,340	1,509
New York City NY GO	5.000%	8/1/31	365	414
New York City NY GO	4.500%	8/1/35 (2)	1,500	1,505
New York City NY GO VRDO	0.020%	7/1/15	1,500	1,500
New York City NY GO VRDO	0.020%	7/1/15 LOC	5,415	5,415
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,683
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	548
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,139
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (Prere.)	500	522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	721
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,430
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	563
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	566
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.020%	7/1/15	500	500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	7/1/15	2,000	2,000
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	589
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	562
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	562
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,025
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,197

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,324
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	281
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	356
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	361
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	712
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	356
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	220
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	183
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	365
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	465
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	972
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	567
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	569
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	571
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,424
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	569
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,642
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.020%	7/1/15	2,000	2,000
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,130
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,151
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	247
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	358
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	547

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	120
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	571
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	564
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	574
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	558
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,675
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	693
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	531
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.020%	7/2/15 LOC	1,300	1,300
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	500
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	603
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	490	525
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,308
2 New York Metropolitan Transportation Authority
Revenue PUT	0.653%	11/1/15	600	600
2 New York Metropolitan Transportation Authority
Revenue PUT	0.430%	11/15/17	1,500	1,492
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	617
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	625
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	576
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	449
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	275
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	519
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/15	100	101
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	568
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	540
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	1,735	1,806
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	586

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	555
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	535
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	227
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,178
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	1,500	1,792
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	1,000	1,176
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	1,040	1,245
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	588
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	546
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	560
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	335
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,252
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	583
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	460
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	288
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	565
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	564
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	541
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	420
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	586
New York State GO	4.500%	2/1/17	500	531
New York State GO	4.500%	2/1/18	500	546
New York State GO	4.500%	2/1/19	500	558
New York State GO	5.000%	2/15/30	315	361
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	570
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	547
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	536
New York State Thruway Authority Revenue	5.000%	4/1/21 (2)	2,185	2,211
New York State Thruway Authority Revenue	5.000%	1/1/30	500	561

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	647
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	66
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	66
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	435	440
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	559
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	435	440
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	535
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	233
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	567
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	580
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	590
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	409
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	565
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	281
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,092
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	677
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	644
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,590
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,643
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,359
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,269
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,669
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	594
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	554
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,092
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,411
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,773
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,516

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	521
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	510
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	557
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,836
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	64
Westchester County NY GO	5.000%	7/1/20	445	522
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	536
				175,495
North Carolina (0.9%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	589
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	277
Durham County NC GO	5.000%	4/1/20	685	799
Mecklenburg County NC GO	5.000%	3/1/17	500	537
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	567
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	633
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	570
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	571
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	556
North Carolina GAN	5.000%	3/1/25	1,000	1,171
North Carolina GAN	5.000%	3/1/27	1,000	1,151
North Carolina GO	5.000%	3/1/16	500	516
North Carolina GO	5.000%	3/1/17	520	558
North Carolina GO	5.000%	3/1/18	500	552
North Carolina GO	5.000%	6/1/19	2,000	2,294
North Carolina GO	5.000%	3/1/20	275	320
North Carolina GO	4.000%	6/1/20	500	562
North Carolina GO	5.000%	5/1/22	250	300
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,133
North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,152
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	669
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	552
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	589
2 University of North Carolina University System
Revenue PUT	0.873%	12/1/17	1,100	1,104
Wake County NC GO	4.000%	2/1/18	695	751
Wake County NC GO	5.000%	3/1/18	500	554
Wake County NC Public Improvement GO	5.000%	3/1/16	100	103
				20,130
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	525
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	656

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	553
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.000%	6/1/16	200	206
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.000%	6/1/17	190	201
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	545
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	488
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	255
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	284
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	522
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	281
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	249
Columbus OH GO	5.000%	9/1/15	1,300	1,310
Columbus OH GO	5.000%	7/1/25	535	632
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/27	1,000	1,183
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	654
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,168
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,944
Greater Cleveland OH Regional Transit Authority
Sales Tax Revenue	5.000%	12/1/18	350	394
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.000%	6/1/16 (Prere.)	1,225	1,276
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	227
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	356
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	561
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	567
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,718
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.030%	7/1/15	1,300	1,300
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	117
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities Improvement
Fund Proje	5.000%	2/1/22	750	878
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	783
Ohio GO	5.000%	9/15/15	3,165	3,197
Ohio GO	5.000%	3/15/16 (Prere.)	260	269
Ohio GO	5.000%	8/1/23	500	595
Ohio GO	5.000%	8/1/24	500	605
Ohio Higher Education GO	5.000%	8/1/17	770	838
Ohio Higher Education GO	5.000%	8/1/21	500	592
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	656

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,063
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	562
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	32
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	500
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,177
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,128
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	561
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	503
Penta Career Center Ohio COP	5.250%	4/1/23	125	145
				32,256
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	608
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	339
University of Oklahoma Revenue	5.000%	7/1/31	475	537
				1,484
Oregon (0.4%)
Clackamas County OR School District No. 46 GO	0.000%	6/15/32	1,670	867
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	417
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,921
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,646
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	571
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/16	150	159
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/17	250	274
Oregon GO	5.000%	5/1/23	500	594
Oregon GO (Veterans Welfare) VRDO	0.030%	7/1/15	2,100	2,100
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	553
				9,102
Pennsylvania (3.0%)
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	365
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	553
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.906%	2/1/21	870	870
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	234
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	585
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,093
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	506
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	577
Chester County PA GO	5.000%	11/15/31	750	868

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/32	500	548
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	434
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,073
Emmaus PA General Authority Revenue VRDO	0.070%	7/8/15 LOC	1,400	1,400
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,682
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	561
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	543
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	203
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,118
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated
Group)	5.000%	11/15/25	1,250	1,344
Pennsylvania Economic Development
Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	1,000	1,165
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	4.000%	1/1/18	750	808
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	1,330	1,488
Pennsylvania GO	5.000%	1/1/16 (Prere.)	100	102
Pennsylvania GO	5.000%	3/1/16	100	103
Pennsylvania GO	5.000%	7/1/16	400	418
Pennsylvania GO	5.000%	7/1/16	120	125
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	543
Pennsylvania GO	5.000%	7/1/20	500	574
Pennsylvania GO	5.000%	11/15/20	250	288
Pennsylvania GO	5.375%	7/1/21	500	589
Pennsylvania GO	5.000%	11/15/22	500	579
Pennsylvania GO	5.000%	8/15/24	1,000	1,176
Pennsylvania GO	5.000%	4/15/28	500	558
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,033
Pennsylvania GO	5.000%	10/15/32	1,000	1,126
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.030%	7/1/15 LOC	1,200	1,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	517
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	817
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,030

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	1,090	1,091
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	225
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	555
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	572
Pennsylvania State University Revenue	5.000%	3/1/25	500	572
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,088
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,179
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	1,000	1,042
2 Pennsylvania Turnpike Commission Revenue	1.050%	12/1/21	1,215	1,211
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	392
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,000	1,149
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,161
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,391
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,225
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,103
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,254
3 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,122
3 Philadelphia PA GO	5.000%	8/1/26	1,885	2,159
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.030%	7/1/15	7,280	7,280
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.030%	7/1/15	1,700	1,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	6.250%	7/1/23	500	531
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	5.500%	7/1/30	245	251
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	569
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	502
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,153
Philadelphia PA School District GO	5.250%	9/1/22	500	560
Philadelphia PA School District GO	5.000%	9/1/31	940	1,023
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	635
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,160
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,120
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	574
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	94
				65,439

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	483
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	488
Puerto Rico GO	6.000%	7/1/27 (14)	500	500
Puerto Rico Highway and Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	576
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,275
				3,322
South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	531
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	599
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	285
Greenville County SC School District GO	5.000%	12/1/27	500	529
Laurens County SC School District No. 55
Installment Purchase Revenue	5.250%	12/1/30	2,080	2,111
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,162
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,226
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,646
South Carolina GO	5.000%	4/1/20	450	525
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	543
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,128
South Carolina Public Service Authority Revenue	5.000%	1/1/16 (ETM)	130	133
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	549
				10,967
South Dakota (0.1%)
Educational Enhancement Funding Corp.
South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,261

Tennessee (0.7%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health Initiatives)	5.000%	1/1/33	1,500	1,609
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,091
Memphis TN Electric System Revenue	5.000%	12/1/17	500	549
Memphis TN GO	5.000%	5/1/30	500	565
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	725
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	533
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	354
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	582
Shelby County TN GO	5.000%	3/1/19	500	569
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	114

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN GO	5.000%	4/1/19	400	456
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	522
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	264
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	541
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	725	804
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,273
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,684
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	375	431
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	715	801
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	585	670
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,121
Tennessee GO	5.000%	8/1/20	625	734
				15,992
Texas (4.4%)
Arlington TX GO	5.000%	8/15/19	1,920	2,203
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	955
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,158
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	593
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	314
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	67
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	561
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	115
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	543
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	225
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/17 (Prere.)	455	486
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	579
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	45	48
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	528
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	576
Dallas TX Independent School District GO	5.000%	2/15/23	485	569
Dallas TX Independent School District GO	5.000%	8/15/34	1,350	1,358
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	491
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	219
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,090	1,291
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	389
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	545
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,154
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	705	738
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	795	821
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	903
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	522
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,199

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Flood Control District GO	5.250%	10/1/18	435	494
Harris County TX GO	5.000%	10/1/23	500	572
Harris County TX GO	5.000%	10/1/23	300	352
Harris County TX GO	5.000%	8/15/32	1,000	1,142
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,084
2 Harris County TX Toll Road Revenue	0.850%	8/15/18	1,000	1,003
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	566
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	562
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,081
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,214
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,004
Houston TX GO	5.000%	3/1/20	500	564
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,000	1,169
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	501
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,279
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,192
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	544
2 Houston TX Utility System Revenue PUT	0.670%	8/1/16	1,000	1,003
2 Houston TX Utility System Revenue PUT	0.970%	5/1/20	1,000	999
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,138
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	569
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,183
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	287
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/28	1,150	1,310
Lubbock TX GO	5.000%	2/15/23	500	591
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.000%	2/15/24	350	369
New Hope TX Cultural Education Facilities
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/17	245	253
New Hope TX Cultural Education Facilities
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/19	495	519
New Hope TX Cultural Education Facilities
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/23	200	219
New Hope TX Cultural Education Facilities
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/24	210	229
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,820
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	262
North East TX Independent School District GO	5.250%	2/1/22	500	599
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,400	1,409
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	494
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	494
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	67
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	67
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	286

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	590
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	550
North Texas Tollway Authority System Revenue	5.000%	1/1/31	500	548
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	1,914
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,644
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,721
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.250%	8/1/17	500	539
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.500%	8/1/19	500	565
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	238
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	930
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	568
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	586
San Antonio TX GO	5.000%	8/1/20	125	146
San Antonio TX GO	5.000%	2/1/22	1,000	1,163
San Antonio TX GO	5.000%	2/1/24	500	579
2 San Antonio TX Water Revenue PUT	0.750%	11/1/16	1,000	1,002
2 San Antonio TX Water Revenue PUT	0.470%	11/1/17	1,500	1,495
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	274
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,151
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	368
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	1,735	1,840
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	566
Texas GO	4.000%	4/1/18	400	433
Texas GO	5.000%	10/1/22	1,000	1,199
Texas GO	5.000%	10/1/27	1,400	1,647
Texas GO	5.000%	10/1/28	1,330	1,555
Texas GO	5.000%	8/1/31	500	572
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	596
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	274
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	465
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	432
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	220
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	576
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	1,850	2,076
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,499
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,116
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	500	500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,036
Texas Tech University System Financing System
Revenue	5.000%	2/15/28	500	554
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,409
2 Texas Transportation Commission Mobility
Fund GO PUT	0.450%	10/1/18	1,500	1,498
Texas Transportation Commission Mobility
Fund GO VRDO	0.040%	7/8/15	1,110	1,110
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	517
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	518
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	518
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (ETM)	285	260
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (2)	525	466
Texas Water Financial Assistance GO	5.000%	8/1/24	500	556
Texas Water Financial Assistance GO	5.000%	8/1/25	500	556
Texas Water Financial Assistance GO	5.000%	8/1/27	500	555
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,405
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	873
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	374
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	595
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,245
Williamson County TX GO	5.000%	2/15/23	230	272
				97,094
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	564
Murray UT Hospital Revenue
(IHC Health Services) VRDO	0.030%	7/1/15	1,400	1,400
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	386
Utah GO	5.000%	7/1/16	500	524
Utah GO	5.000%	7/1/16	615	644
Utah GO	4.500%	7/1/19	2,000	2,261
Utah GO	5.000%	7/1/19	615	707
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,213
				7,699
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	540

Virginia (1.0%)
Arlington County VA GO	5.000%	8/1/17	750	817
Arlington County VA GO	5.000%	8/15/19	1,535	1,770
Arlington County VA GO	5.000%	8/1/23	600	715
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	567
Chesterfield County VA GO	5.000%	1/1/22	900	1,072
Fairfax County VA GO	4.000%	10/1/19	2,000	2,230
Fairfax County VA GO	5.000%	10/1/23	1,255	1,530
Fairfax County VA GO	5.000%	10/1/24	1,365	1,681
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	547

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	355
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	606
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	588
Norfolk VA Water Revenue	5.000%	11/1/31	500	561
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	551
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	214
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	1,000	1,008
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,808
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	424
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,717
Virginia Public School Authority Revenue	5.000%	8/1/19	500	575
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,905
				21,241
Washington (1.5%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	582
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,049
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	543
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	100
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	906
King County WA GO	5.000%	1/1/19	150	170
King County WA GO	5.000%	7/1/20	1,250	1,461
King County WA GO	5.000%	1/1/24	500	583
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,156
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	668
Port of Seattle WA Revenue	5.000%	8/1/29	250	284
Seattle WA GO	5.000%	6/1/21	1,000	1,179
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,667
Snohomish County WA School District No. 201 GO	5.250%	12/1/26	1,760	1,991
University of Washington Revenue	5.000%	4/1/31	335	382
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	542
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	475
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	441
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,182
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,296
Washington GO	5.700%	10/1/15 (4)	110	112
Washington GO	5.000%	2/1/16	500	514
Washington GO	5.000%	7/1/16 (Prere.)	500	523
Washington GO	5.000%	7/1/17	200	217
Washington GO	5.000%	7/1/18 (Prere.)	500	558

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/18	675	755
Washington GO	0.000%	6/1/20 (14)	500	454
Washington GO	5.000%	7/1/20	1,000	1,167
Washington GO	5.000%	8/1/20	500	574
Washington GO	5.000%	7/1/22	1,350	1,605
Washington GO	5.000%	7/1/23	1,000	1,200
Washington GO	5.000%	7/1/25	1,500	1,797
Washington GO	5.000%	7/1/25	500	586
Washington GO	5.000%	2/1/32	500	562
Washington Health Care Facilities Authority
Revenue (Central Washington Health Services
Association)	5.000%	7/1/30	1,760	1,880
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,082
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	965
Washington State University General Revenue	5.000%	10/1/31	500	571
				32,779
West Virginia (0.0%)
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23	1,000	1,094

Wisconsin (0.7%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,096
Milwaukee WI GO	4.000%	3/15/20	1,000	1,109
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	530
Wisconsin GO	4.000%	9/1/15	970	976
Wisconsin GO	5.000%	5/1/16	500	520
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	555
Wisconsin GO	5.000%	5/1/19	1,335	1,524
Wisconsin GO	5.000%	5/1/20	1,000	1,164
Wisconsin GO	5.000%	5/1/21	750	883
Wisconsin GO	5.000%	5/1/24	500	590
Wisconsin GO	5.000%	5/1/26	2,210	2,572
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,791
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	557
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	557
Wisconsin Transportation Revenue	5.000%	7/1/23	500	600
				15,024
Total Tax-Exempt Municipal Bonds (Cost $1,124,471)				1,154,704
Total Investments (100.1%) (Cost $1,729,280)				2,196,170
Other Assets and Liabilities (-0.1%)
Other Assets				24,803
Liabilities				(26,163)
				(1,360)
Net Assets (100%)
Applicable to 81,714,376 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,194,810
Net Asset Value Per Share				$26.86

Tax-Managed Balanced Fund

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	1,728,495
Undistributed Net Investment Income	368
Accumulated Net Realized Losses	(943)
Unrealized Appreciation (Depreciation)
Investment Securities	466,890
Futures Contracts	—
Net Assets	2,194,810

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The market value of Baxter International Inc. (“Baxter”) is adjusted by $284,000 to account for the when-issued sale on June 30, 2015, of shares of Baxalta Inc. to be received through a spin-off from Baxter. The Baxalta Inc. shares were sold because Baxalta Inc. is not part of the benchmark index, and the when-issued sale was settled on July 7, 2015, after receipt of the shares from Baxter.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2015.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends[1]	8,360
Interest	14,225
Total Income	22,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	94
Management and Administrative	757
Marketing and Distribution	152
Custodian Fees	15
Shareholders’ Reports	21
Trustees’ Fees and Expenses	1
Total Expenses	1,040
Net Investment Income	21,545
Realized Net Gain (Loss)
Investment Securities Sold	5,134
Futures Contracts	105
Realized Net Gain (Loss)	5,239
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,479)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(3,479)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,305
1 Dividends are net of foreign withholding taxes of $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,545	35,322
Realized Net Gain (Loss)	5,239	(4,111)
Change in Unrealized Appreciation (Depreciation)	(3,479)	122,292
Net Increase (Decrease) in Net Assets Resulting from Operations	23,305	153,503
Distributions
Net Investment Income	(20,278)	(34,862)
Realized Capital Gain	—	—
Total Distributions	(20,278)	(34,862)
Capital Share Transactions
Issued	369,102	478,055
Issued in Lieu of Cash Distributions	17,352	29,911
Redeemed	(105,762)	(116,048)
Net Increase (Decrease) from Capital Share Transactions	280,692	391,918
Total Increase (Decrease)	283,719	510,559
Net Assets
Beginning of Period	1,911,091	1,400,532
End of Period[1]	2,194,810	1,911,091

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $368,000 and ($899,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.79	$24.90	$22.25	$20.55	$19.96	$18.75
Investment Operations
Net Investment Income	.275	.547	.517	.525	.519	.496
Net Realized and Unrealized Gain (Loss)
on Investments	.052	1.879	2.647	1.696	.585	1.210
Total from Investment Operations	.327	2.426	3.164	2.221	1.104	1.706
Distributions
Dividends from Net Investment Income[1]	(.257)	(.536)	(.514)	(.521)	(.514)	(.496)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.257)	(.536)	(.514)	(.521)	(.514)	(.496)
Net Asset Value, End of Period	$26.86	$26.79	$24.90	$22.25	$20.55	$19.96

Total Return [2]	1.22%	9.81%	14.34%	10.87%	5.58%	9.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,195	$1,911	$1,401	$1,015	$797	$733
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.15%	2.21%	2.43%	2.55%	2.58%
Portfolio Turnover Rate	8%	8%	9%	7%	12%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 For tax purposes, nontaxable dividends represent 63%, 64%, 63%, 62%, 70%, and 70% of dividends from net investment income.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $192,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,041,466	—	—
Tax-Exempt Municipal Bonds	—	1,154,704	—
Futures Contracts—Liabilities[1]	—	—	—
Total	1,041,466	1,154,704	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	10	1,027	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $607,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $5,575,000 to offset future net capital gains. Of this amount, $1,449,000 is subject to expiration on December 31, 2017. Capital losses of $4,126,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At June 30, 2015, the cost of investment securities for tax purposes was $1,729,297,000. Net unrealized appreciation of investment securities for tax purposes was $466,873,000, consisting of unrealized gains of $473,236,000 on securities that had risen in value since their purchase and $6,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Balanced Fund

F. During the six months ended June 30, 2015, the fund purchased $403,384,000 of investment securities and sold $87,418,000 of investment securities, other than temporary cash investments. Sales include $4,189,000 in connection with in-kind redemptions of the fund’s capital shares.

G. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	Shares	Shares
	(000)	(000)
Issued	13,635	18,435
Issued in Lieu of Cash Distributions	642	1,141
Redeemed	(3,903)	(4,485)
Net Increase (Decrease) in Shares Outstanding	10,374	15,091

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Admiral	Institutional
	Shares		Shares
Ticker Symbol	VTCLX		VTCIX
Expense Ratio1	0.12%		0.08%
30-Day SEC Yield	1.67%		1.71%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	726	1,029	3,854
Median Market Cap	$53.6B	$59.2B	$49.5B
Price/Earnings Ratio	21.1x	21.0x	21.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Return on Equity	18.2%	18.1%	17.4%
Earnings Growth
Rate	12.1%	11.5%	11.6%
Dividend Yield	1.8%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	0.2%	—	—

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.5%
Exxon Mobil Corp.	Oil: Integrated	1.6
Microsoft Corp.	Computer Services
	Software & Systems	1.6
Google Inc.	Computer Services
	Software & Systems	1.6
Wells Fargo & Co.	Banks: Diversified	1.2
Berkshire Hathaway Inc. Insurance: Multi-Line		1.2
Johnson & Johnson	Pharmaceuticals	1.2
General Electric Co.	Diversified
	Manufacturing
	Operations	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Procter & Gamble Co.	Personal Care	1.0
Top Ten		15.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.10% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary 15.0%		14.8%	15.0%
Consumer Staples	7.8	7.7	7.3
Energy	7.5	7.6	7.2
Financial Services	19.3	19.1	19.6
Health Care	14.7	15.0	15.0
Materials & Processing	4.0	3.9	4.1
Producer Durables	10.7	10.7	10.8
Technology	16.5	16.3	16.2
Utilities	4.5	4.9	4.8

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.9%)
	Walt Disney Co.	542,636	61,936
*	Amazon.com Inc.	123,270	53,510
	Home Depot Inc.	445,800	49,542
	Comcast Corp. Class A	755,371	45,428
	Wal-Mart Stores Inc.	488,128	34,623
	McDonald’s Corp.	306,260	29,116
	Starbucks Corp.	533,304	28,593
	Time Warner Inc.	305,349	26,691
*	eBay Inc.	440,698	26,548
	NIKE Inc. Class B	243,200	26,270
	Lowe’s Cos. Inc.	357,400	23,935
	Costco Wholesale Corp.	161,425	21,802
	Twenty-First Century Fox
	Inc. Class A	637,530	20,748
*	Priceline Group Inc.	16,601	19,114
	Ford Motor Co.	1,209,933	18,161
*	DIRECTV	186,409	17,297
	Time Warner Cable Inc.	94,542	16,845
	Yum! Brands Inc.	159,210	14,342
	General Motors Co.	392,726	13,090
*	O’Reilly Automotive Inc.	54,848	12,395
	Johnson Controls Inc.	245,200	12,145
*	AutoZone Inc.	16,590	11,064
	Viacom Inc. Class B	171,033	11,056
	Ross Stores Inc.	206,584	10,042
	Target Corp.	122,300	9,983
*	Dollar Tree Inc.	123,738	9,774
	Estee Lauder Cos. Inc.
	Class A	112,300	9,732
*	Tesla Motors Inc.	32,770	8,791
*	CarMax Inc.	131,243	8,690
	Marriott International Inc.
	Class A	115,575	8,598
	TJX Cos. Inc.	127,996	8,469
	Royal Caribbean Cruises
	Ltd.	104,800	8,247
	Advance Auto Parts Inc.	50,702	8,076

			Market
			Value•
		Shares	($000)
	Starwood Hotels &
	Resorts Worldwide Inc.	95,418	7,737
	Hanesbrands Inc.	231,944	7,728
*	Mohawk Industries Inc.	40,100	7,655
*	Liberty Interactive Corp.
	QVC Group Class A	274,726	7,624
	Expedia Inc.	68,906	7,535
*	Bed Bath & Beyond Inc.	105,015	7,244
*	Netflix Inc.	10,930	7,180
	BorgWarner Inc.	125,365	7,126
*	WABCO Holdings Inc.	53,541	6,624
	CBS Corp. Class B	117,780	6,537
*	Sirius XM Holdings Inc.	1,746,425	6,514
	Goodyear Tire & Rubber
	Co.	199,793	6,024
	DR Horton Inc.	218,469	5,977
*	TripAdvisor Inc.	67,256	5,861
	Lennar Corp. Class A	114,153	5,826
	Hasbro Inc.	77,100	5,766
	Dollar General Corp.	73,900	5,745
	Interpublic Group of Cos.
	Inc.	294,400	5,673
	Gap Inc.	148,547	5,670
*	Discovery
	Communications Inc.	182,374	5,668
*	Hilton Worldwide Holdings
	Inc.	203,900	5,617
	PVH Corp.	48,631	5,602
*	Tempur Sealy International
	Inc.	83,350	5,493
	Darden Restaurants Inc.	77,080	5,479
*	NVR Inc.	4,050	5,427
	Las Vegas Sands Corp.	100,440	5,280
	Harman International
	Industries Inc.	43,600	5,186
	Brinker International Inc.	88,250	5,088
*	Toll Brothers Inc.	132,160	5,047
	Aaron’s Inc.	133,673	4,840
	Foot Locker Inc.	70,600	4,731

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	PulteGroup Inc.	233,330	4,702
*	MGM Resorts International	250,798	4,577
	Harley-Davidson Inc.	79,598	4,485
	Lamar Advertising Co.
	Class A	76,386	4,391
	Kohl’s Corp.	68,850	4,311
	Dillard’s Inc. Class A	40,246	4,233
	Ralph Lauren Corp. Class A	30,800	4,077
	Scripps Networks
	Interactive Inc. Class A	59,478	3,888
*	AutoNation Inc.	60,925	3,837
	Macy’s Inc.	56,800	3,832
*	Hyatt Hotels Corp. Class A	64,383	3,650
	Gentex Corp.	214,504	3,522
	CST Brands Inc.	90,029	3,516
	Omnicom Group Inc.	50,600	3,516
*	Under Armour Inc. Class A	40,000	3,338
*	Liberty Ventures Class A	78,415	3,079
*	Vista Outdoor Inc.	66,200	2,972
	John Wiley & Sons Inc.
	Class A	53,700	2,920
*	Avis Budget Group Inc.	62,158	2,740
	KAR Auction Services Inc.	71,953	2,691
	Nordstrom Inc.	32,300	2,406
*	News Corp. Class A	159,382	2,325
*	Liberty Media Corp.	64,154	2,303
	Carnival Corp.	42,100	2,079
*	Starz	36,277	1,622
	Comcast Corp. Special
	Class A	26,219	1,572
*	Norwegian Cruise Line
	Holdings Ltd.	27,300	1,530
*	Madison Square Garden Co.
	Class A	16,186	1,351
*	AMC Networks Inc. Class A	16,186	1,325
*	Liberty Media Corp. Class A	32,077	1,156
*	Liberty Broadband Corp.	20,848	1,067
	Coach Inc.	25,900	896
	GameStop Corp. Class A	20,430	878
	Wynn Resorts Ltd.	8,000	789
	Outfront Media Inc.	23,411	591
	Best Buy Co. Inc.	15,759	514
*	Visteon Corp.	4,600	483
*	Liberty Broadband Corp.
	Class A	8,019	409
*	Sears Holdings Corp.	15,237	407
	Lennar Corp. Class B	8,300	358
	Cablevision Systems Corp.
	Class A	14,944	358
	Mattel Inc.	12,557	323
*	Taylor Morrison Home Corp.
	Class A	13,300	271
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,700	263
*	Jarden Corp.	4,050	210
*	LKQ Corp.	6,700	203

			Market
			Value•
		Shares	($000)
*	Sally Beauty Holdings Inc.	6,400	202
*	Charter Communications
	Inc. Class A	1,100	188
*	Murphy USA Inc.	3,300	184
*	Live Nation Entertainment
	Inc.	6,700	184
*	Chipotle Mexican Grill Inc.
	Class A	300	181
*	DISH Network Corp.
	Class A	2,600	176
*	Panera Bread Co. Class A	1,000	175
*	Urban Outfitters Inc.	4,600	161
	Staples Inc.	9,495	145
	Nielsen NV	3,000	134
*	Cabela’s Inc.	2,600	130
*	Hertz Global Holdings Inc.	7,000	127
	Fortune Brands Home &
	Security Inc.	2,546	117
*	Discovery Communications
	Inc. Class A	2,100	70
	Nu Skin Enterprises Inc.
	Class A	993	47
			976,344
Consumer Staples (7.8%)
	Procter & Gamble Co.	798,478	62,473
	Coca-Cola Co.	1,145,800	44,950
	PepsiCo Inc.	469,139	43,789
	CVS Health Corp.	398,354	41,779
	Philip Morris International
	Inc.	426,809	34,217
	Walgreens Boots Alliance
	Inc.	302,300	25,526
	Mondelez International Inc.
	Class A	608,501	25,034
	Altria Group Inc.	422,823	20,680
	Colgate-Palmolive Co.	303,755	19,869
	Kroger Co.	221,700	16,075
	Archer-Daniels-Midland Co.	243,273	11,731
	Constellation Brands Inc.
	Class A	87,020	10,096
*	Monster Beverage Corp.	73,400	9,837
	Kraft Foods Group Inc.	106,194	9,041
	Brown-Forman Corp.
	Class B	83,503	8,365
	Dr Pepper Snapple Group
	Inc.	109,700	7,997
	Mead Johnson Nutrition
	Co.	88,169	7,955
	Clorox Co.	72,120	7,502
	Tyson Foods Inc. Class A	174,584	7,443

*	WhiteWave Foods Co.

Class A	149,340	7,300
Church & Dwight Co. Inc.	84,188	6,830
Coca-Cola Enterprises Inc.	153,000	6,646
Bunge Ltd.	74,355	6,528
Hershey Co.	72,600	6,449

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Edgewell Personal Care
	Co.	45,169	5,942
	Hormel Foods Corp.	105,200	5,930
	McCormick & Co. Inc.	70,300	5,691
	Keurig Green Mountain Inc.	70,883	5,432
	JM Smucker Co.	49,024	5,315
	Molson Coors Brewing Co.
	Class B	71,900	5,019
	General Mills Inc.	88,800	4,948
	Kimberly-Clark Corp.	45,440	4,815
	Campbell Soup Co.	97,400	4,641
	Ingredion Inc.	54,900	4,382
*	Hain Celestial Group Inc.	49,300	3,247
	Whole Foods Market Inc.	65,680	2,590
	Kellogg Co.	22,800	1,430
	Pilgrim’s Pride Corp.	51,600	1,185
	Sysco Corp.	17,111	618
	ConAgra Foods Inc.	11,200	490
*	Rite Aid Corp.	23,400	195
*	Sprouts Farmers Market
	Inc.	4,800	130
			510,112
Energy (7.5%)
	Exxon Mobil Corp.	1,288,164	107,175
	Chevron Corp.	569,538	54,943
	Schlumberger Ltd.	324,236	27,946
	ConocoPhillips	297,832	18,290
	EOG Resources Inc.	206,600	18,088
	Anadarko Petroleum Corp.	198,223	15,473
	Occidental Petroleum
	Corp.	190,339	14,803
	Phillips 66	157,963	12,725
	Baker Hughes Inc.	187,671	11,579
	Kinder Morgan Inc.	301,303	11,567
	Valero Energy Corp.	182,480	11,423
	Pioneer Natural Resources
	Co.	65,742	9,118
*	Cheniere Energy Inc.	121,545	8,418
	Hess Corp.	123,200	8,240
	Cabot Oil & Gas Corp.	247,740	7,814
*	Concho Resources Inc.	66,400	7,560
	Williams Cos. Inc.	128,600	7,380
	National Oilwell Varco Inc.	146,541	7,075
	EQT Corp.	85,900	6,987
*	Dresser-Rand Group Inc.	76,955	6,555
*	Cameron International
	Corp.	122,202	6,400
	Cimarex Energy Co.	56,501	6,233
	Noble Energy Inc.	144,000	6,146
	Range Resources Corp.	117,800	5,817
	Halliburton Co.	128,600	5,539
*	Whiting Petroleum Corp.	163,680	5,500
*	Newfield Exploration Co.	140,001	5,057
	Energen Corp.	71,500	4,883
	Marathon Petroleum Corp.	92,900	4,860
	Devon Energy Corp.	78,575	4,674

			Market
			Value•
		Shares	($000)
*	FMC Technologies Inc.	107,100	4,444
	Superior Energy Services
	Inc.	210,183	4,422
*	Continental Resources Inc.	103,285	4,378
	QEP Resources Inc.	236,051	4,369
	World Fuel Services Corp.	90,147	4,323
	CONSOL Energy Inc.	195,913	4,259
	SM Energy Co.	90,907	4,193
	Helmerich & Payne Inc.	57,980	4,083
*	Kosmos Energy Ltd.	433,989	3,658
*	Cobalt International
	Energy Inc.	343,444	3,335
	California Resources Corp.	434,535	2,625
	Patterson-UTI Energy Inc.	135,089	2,542
	Marathon Oil Corp.	92,900	2,466
	Tesoro Corp.	26,500	2,237
*	Rice Energy Inc.	104,400	2,175
	Rowan Cos. plc Class A	80,600	1,701
*	WPX Energy Inc.	77,400	950
*	NOW Inc.	36,635	729
*	Southwestern Energy Co.	29,609	673
*	Gulfport Energy Corp.	15,112	608
	Apache Corp.	6,854	395
			486,833
Financial Services (19.3%)
	Wells Fargo & Co.	1,451,001	81,604
*	Berkshire Hathaway Inc.
	Class B	591,125	80,458
	JPMorgan Chase & Co.	1,111,121	75,290
	Bank of America Corp.	3,367,623	57,317
	Citigroup Inc.	1,007,805	55,671
	Visa Inc. Class A	674,392	45,285
	MasterCard Inc. Class A	350,450	32,760
	American International
	Group Inc.	491,946	30,412
	American Express Co.	300,500	23,355
	Goldman Sachs Group Inc.	109,200	22,800
	Simon Property Group Inc.	111,220	19,243
	US Bancorp	401,300	17,416
	American Tower
	Corporation	166,200	15,505
	Charles Schwab Corp.	453,999	14,823
	Prudential Financial Inc.	161,904	14,170
	State Street Corp.	164,978	12,703
	McGraw Hill Financial Inc.	117,000	11,753
	Discover Financial
	Services	202,200	11,651
	Crown Castle International
	Corp.	138,623	11,131
*	Fiserv Inc.	133,700	11,074
	Ameriprise Financial Inc.	87,960	10,989
	Aflac Inc.	172,500	10,730
	Public Storage	58,140	10,719
	Capital One Financial Corp.	117,800	10,363
	SunTrust Banks Inc.	235,290	10,122
	Travelers Cos. Inc.	101,877	9,847

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Morgan Stanley	227,325	8,818
	Boston Properties Inc.	72,725	8,803
	Lincoln National Corp.	143,986	8,527
	Intercontinental Exchange
	Inc.	37,569	8,401
	Franklin Resources Inc.	166,200	8,149
	Equity Residential	115,600	8,112
	Fidelity National Information
	Services Inc.	130,478	8,064
*	CBRE Group Inc. Class A	209,990	7,770
*	E*TRADE Financial Corp.	257,379	7,709
	Fifth Third Bancorp	368,920	7,681
	General Growth Properties
	Inc.	298,643	7,663
	Essex Property Trust Inc.	35,848	7,618
	Moody’s Corp.	70,100	7,568
	Progressive Corp.	267,900	7,456
	AvalonBay Communities
	Inc.	46,175	7,382
*	Markel Corp.	9,176	7,347
	KeyCorp	486,169	7,302
	Aon plc	72,800	7,257
	T. Rowe Price Group Inc.	92,978	7,227
	Equifax Inc.	74,000	7,185
	Loews Corp.	182,080	7,012
	Jones Lang LaSalle Inc.	40,177	6,870
	Host Hotels & Resorts Inc.	341,972	6,781
	Global Payments Inc.	65,417	6,767
	MSCI Inc. Class A	109,064	6,713
	HCC Insurance Holdings
	Inc.	87,200	6,700
*	Affiliated Managers Group
	Inc.	30,550	6,678
	MetLife Inc.	118,542	6,637
	Allstate Corp.	102,300	6,636
	Weyerhaeuser Co.	209,214	6,590
	TD Ameritrade Holding
	Corp.	174,400	6,421
	SL Green Realty Corp.	58,110	6,386
*	Arch Capital Group Ltd.	95,300	6,381
	First Republic Bank	100,857	6,357
	PNC Financial Services
	Group Inc.	64,988	6,216
	Leucadia National Corp.	251,589	6,109
*	Signature Bank	41,700	6,104
	CIT Group Inc.	130,535	6,069
	SEI Investments Co.	123,770	6,068
	East West Bancorp Inc.	134,700	6,037
	Torchmark Corp.	102,975	5,995
	Unum Group	166,800	5,963
	Zions Bancorporation	187,184	5,940
	Principal Financial Group
	Inc.	113,500	5,821
	M&T Bank Corp.	46,286	5,783
	Federal Realty Investment
	Trust	44,921	5,754

			Market
			Value•
		Shares	($000)
	NASDAQ OMX Group Inc.	114,892	5,608
*	Alleghany Corp.	11,959	5,606
*	Howard Hughes Corp.	38,899	5,584
	Reinsurance Group of
	America Inc. Class A	58,819	5,580
*	Realogy Holdings Corp.	118,991	5,559
	Total System Services Inc.	131,159	5,479
	Raymond James Financial
	Inc.	89,650	5,341
	CME Group Inc.	55,950	5,207
	Extra Space Storage Inc.	79,100	5,159
	Bank of New York Mellon
	Corp.	121,203	5,087
	WR Berkley Corp.	97,596	5,068
	Assurant Inc.	75,300	5,045
	First Horizon National Corp.	319,894	5,013
	BlackRock Inc.	14,450	4,999
*	Forest City Enterprises Inc.
	Class A	216,591	4,787
*	CoreLogic Inc.	116,846	4,638
	Equity LifeStyle Properties
	Inc.	87,862	4,620
	White Mountains Insurance
	Group Ltd.	7,015	4,594
	TFS Financial Corp.	272,520	4,584
	Taubman Centers Inc.	64,962	4,515
	Dun & Bradstreet Corp.	36,200	4,416
	Commerce Bancshares Inc.	91,480	4,279
*	SLM Corp.	426,482	4,209
*	Popular Inc.	140,844	4,065
	Prologis Inc.	109,525	4,063
	Apartment Investment &
	Management Co.	108,443	4,005
	American Homes 4 Rent
	Class A	248,100	3,980
	Alexandria Real Estate
	Equities Inc.	45,430	3,973
	Plum Creek Timber Co. Inc.	97,800	3,968
	Douglas Emmett Inc.	145,267	3,913
	Brown & Brown Inc.	118,600	3,897
	StanCorp Financial Group
	Inc.	50,600	3,826
	Cullen/Frost Bankers Inc.	47,600	3,740
	Hanover Insurance Group
	Inc.	49,600	3,672
*	Alliance Data Systems Corp.	12,200	3,562
	Brixmor Property Group Inc.	150,000	3,470
	Associated Banc-Corp	170,670	3,459
	Post Properties Inc.	63,600	3,458
	Hospitality Properties Trust	119,270	3,437
	Interactive Brokers Group
	Inc.	82,120	3,413
	Eaton Vance Corp.	86,202	3,373
	DDR Corp.	216,364	3,345
	Camden Property Trust	42,400	3,149
	Lazard Ltd. Class A	55,686	3,132

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Chubb Corp.	30,900	2,940
	Broadridge Financial
	Solutions Inc.	58,725	2,937
	Retail Properties of
	America Inc.	209,357	2,916
*	SVB Financial Group	19,300	2,779
	BOK Financial Corp.	38,571	2,684
	Hartford Financial Services
	Group Inc.	64,184	2,668
	CNA Financial Corp.	69,500	2,656
	Legg Mason Inc.	47,500	2,448
	Navient Corp.	131,845	2,401
	BB&T Corp.	53,000	2,136
	ACE Ltd.	20,902	2,125
	American Financial Group
	Inc.	32,200	2,094
	Jack Henry & Associates
	Inc.	31,457	2,035
	Digital Realty Trust Inc.	28,440	1,896
	Northern Trust Corp.	19,050	1,457
	Bank of Hawaii Corp.	20,100	1,340
	FNF Group	25,361	938
	Iron Mountain Inc.	28,895	896
	People’s United Financial
	Inc.	42,614	691
	WP GLIMCHER Inc.	48,524	657
*	Santander Consumer USA
	Holdings Inc.	25,100	642
	Invesco Ltd.	12,010	450
	Western Union Co.	11,625	236
	Equinix Inc.	818	208
*	FleetCor Technologies Inc.	1,200	187
*	Vantiv Inc. Class A	4,700	180
			1,262,492
Health Care (14.7%)
	Johnson & Johnson	816,098	79,537
	Gilead Sciences Inc.	496,000	58,072
	Pfizer Inc.	1,682,287	56,407
	Merck & Co. Inc.	761,068	43,328
*	Allergan plc	133,073	40,382
	UnitedHealth Group Inc.	328,662	40,097
	Amgen Inc.	254,937	39,138
	Bristol-Myers Squibb Co.	506,644	33,712
*	Biogen Inc.	81,441	32,897
*	Celgene Corp.	279,038	32,294
	AbbVie Inc.	410,761	27,599
*	Express Scripts Holding
	Co.	273,395	24,316
	Medtronic plc	311,004	23,045
	Abbott Laboratories	407,600	20,005
	Thermo Fisher Scientific
	Inc.	149,018	19,337
	McKesson Corp.	85,772	19,282
	Aetna Inc.	144,422	18,408
	Anthem Inc.	111,816	18,353
	Cigna Corp.	112,300	18,193

		Market
		Value•
	Shares	($000)
Eli Lilly & Co.	193,109	16,123

*	Regeneron Pharmaceuticals

	Inc.	30,895	15,760
*	Alexion Pharmaceuticals Inc.	85,585	15,471
	Humana Inc.	69,800	13,351
*	Vertex Pharmaceuticals Inc.	103,788	12,816
	Becton Dickinson and Co.	88,470	12,532
*	Mylan NV	183,570	12,457
	Cardinal Health Inc.	145,512	12,172
	Perrigo Co. plc	64,011	11,831
	AmerisourceBergen Corp.
	Class A	106,600	11,336
	Zoetis Inc.	228,682	11,027
	Stryker Corp.	109,200	10,436
	St. Jude Medical Inc.	131,832	9,633
*	Incyte Corp.	89,116	9,287
*	Hospira Inc.	103,240	9,158
	Baxter International Inc.	127,341	8,905
	Zimmer Biomet Holdings
	Inc.	81,170	8,866
	Universal Health Services
	Inc. Class B	60,400	8,583
*	Henry Schein Inc.	53,700	7,632
	Agilent Technologies Inc.	188,151	7,259
*	Endo International plc	88,447	7,045
	CR Bard Inc.	39,593	6,759
*	Laboratory Corp. of
	America Holdings	53,910	6,535
	Cooper Cos. Inc.	33,500	5,962
	PerkinElmer Inc.	109,504	5,764
	Quest Diagnostics Inc.	72,800	5,279
*	QIAGEN NV	209,702	5,199
	Teleflex Inc.	37,000	5,012
*	Health Net Inc.	78,100	5,008
	DENTSPLY International Inc.	95,800	4,939
	Bio-Techne Corp.	46,700	4,599
*	Bruker Corp.	198,444	4,050
	Omnicare Inc.	40,900	3,855
	Patterson Cos. Inc.	73,530	3,577
*	HCA Holdings Inc.	35,500	3,221
*	Varian Medical Systems Inc.	30,000	2,530
*	Boston Scientific Corp.	111,650	1,976
*	Medivation Inc.	14,754	1,685
*	Mallinckrodt plc	6,525	768
*	DaVita HealthCare Partners
	Inc.	6,700	532
*	Intuitive Surgical Inc.	1,030	499
*	BioMarin Pharmaceutical
	Inc.	2,600	356
*	Centene Corp.	4,400	354
*	United Therapeutics Corp.	1,900	331

*	Alnylam Pharmaceuticals Inc.	2,500	300
*	Brookdale Senior Living Inc.	8,400	291
*	Edwards Lifesciences Corp.	1,800	256
*	VCA Inc.	4,500	245

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Hologic Inc.	6,100	232
*	Quintiles Transnational
	Holdings Inc.	3,100	225
*	Community Health Systems
	Inc.	3,500	220
*	Catamaran Corp.	3,600	220
*	Illumina Inc.	1,000	218
*	Charles River Laboratories
	International Inc.	3,100	218
*	LifePoint Health Inc.	2,500	217
*	Premier Inc. Class A	5,600	215
*	Cerner Corp.	3,100	214
*	Alkermes plc	3,300	212
*	Alere Inc.	4,000	211
*	Bio-Rad Laboratories Inc.
	Class A	1,400	211
*	MEDNAX Inc.	2,800	208
*	Seattle Genetics Inc.	4,200	203
*	Tenet Healthcare Corp.	3,300	191
*	Sirona Dental Systems Inc.	1,900	191
*	Align Technology Inc.	2,900	182
*	Jazz Pharmaceuticals plc	1,000	176
*	Veeva Systems Inc. Class A	6,200	174
*	Envision Healthcare
	Holdings Inc.	4,300	170
*	IDEXX Laboratories Inc.	2,400	154
*	athenahealth Inc.	1,300	149
*	Myriad Genetics Inc.	4,100	139
			960,514
Materials & Processing (4.0%)
	LyondellBasell Industries NV
	Class A	132,900	13,758
	Ecolab Inc.	110,420	12,485
	Praxair Inc.	103,500	12,373
	Precision Castparts Corp.	60,680	12,128
	Monsanto Co.	108,357	11,550
	Sherwin-Williams Co.	40,131	11,037
	EI du Pont de Nemours &
	Co.	160,300	10,251
	Dow Chemical Co.	191,940	9,822
	CF Industries Holdings Inc.	143,300	9,211
	Vulcan Materials Co.	90,417	7,589
	Sealed Air Corp.	138,872	7,135
	Celanese Corp. Class A	99,111	7,124
	Ball Corp.	100,000	7,015
	Newmont Mining Corp.	275,894	6,445
	Martin Marietta Materials
	Inc.	43,900	6,212
	Freeport-McMoRan Inc.	320,394	5,966
*	WR Grace & Co.	58,889	5,907
*	Crown Holdings Inc.	111,000	5,873
	Cytec Industries Inc.	94,800	5,738
	Nucor Corp.	129,600	5,711
	Valspar Corp.	65,700	5,376
	Fastenal Co.	126,000	5,315
	FMC Corp.	94,700	4,977

			Market
			Value•
		Shares	($000)
	Albemarle Corp.	87,143	4,816
	Westlake Chemical Corp.	68,108	4,672
	Airgas Inc.	43,400	4,591
*	Platform Specialty
	Products Corp.	169,809	4,344
	Owens Corning	104,987	4,331
*	Owens-Illinois Inc.	185,089	4,246
	Royal Gold Inc.	66,657	4,105
	United States Steel Corp.	193,700	3,994
	Hexcel Corp.	78,125	3,886
	Lennox International Inc.	35,090	3,779
	PPG Industries Inc.	31,440	3,607
	Mosaic Co.	68,100	3,190
	Scotts Miracle-Gro Co.
	Class A	51,099	3,026
	Eastman Chemical Co.	35,507	2,905
	Valmont Industries Inc.	23,637	2,810
	Reliance Steel &
	Aluminum Co.	46,300	2,800
*	USG Corp.	71,300	1,981
	International Paper Co.	35,900	1,708
	Packaging Corp. of
	America	26,600	1,662
	Allegheny Technologies
	Inc.	50,100	1,513
	Southern Copper Corp.	39,524	1,162
	Tahoe Resources Inc.	94,302	1,144
	Air Products & Chemicals
	Inc.	5,700	780
	Sigma-Aldrich Corp.	1,500	209
*	Armstrong World
	Industries Inc.	2,700	144
			260,403
Producer Durables (10.7%)
	General Electric Co.	2,835,172	75,331
	Boeing Co.	236,770	32,845
	United Technologies Corp.	280,100	31,071
	Union Pacific Corp.	262,428	25,028
	3M Co.	154,200	23,793
	Danaher Corp.	227,300	19,455
	FedEx Corp.	111,000	18,914
	General Dynamics Corp.	121,400	17,201
	Honeywell International
	Inc.	147,300	15,020
	Delta Air Lines Inc.	351,400	14,435
	United Parcel Service Inc.
	Class B	147,300	14,275
	Illinois Tool Works Inc.	141,200	12,961
	CSX Corp.	389,800	12,727
	Northrop Grumman Corp.	72,268	11,464
	Norfolk Southern Corp.	121,650	10,627
	Southwest Airlines Co.	314,537	10,408
	Cummins Inc.	75,400	9,892
	Caterpillar Inc.	115,695	9,813
	Accenture plc Class A	97,213	9,408

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	United Continental
	Holdings Inc.	173,800	9,213
	PACCAR Inc.	142,910	9,119
	Roper Technologies Inc.	50,300	8,675
	Pall Corp.	69,300	8,624
	Deere & Co.	82,916	8,047
	Emerson Electric Co.	142,400	7,893
	Parker-Hannifin Corp.	67,500	7,852
	Raytheon Co.	80,915	7,742
	AMETEK Inc.	139,375	7,635
	Textron Inc.	165,420	7,383
*	Mettler-Toledo International
	Inc.	21,600	7,376
*	Verisk Analytics Inc. Class A	99,105	7,211
*	Waters Corp.	53,150	6,823
	Rockwell Collins Inc.	73,700	6,806
	Wabtec Corp.	71,600	6,748
*	Stericycle Inc.	49,808	6,670
	Waste Management Inc.	140,297	6,503
	WW Grainger Inc.	27,000	6,390
	Lockheed Martin Corp.	33,914	6,305
	American Airlines Group Inc.	157,575	6,293
	Expeditors International of
	Washington Inc.	133,861	6,172
	Xerox Corp.	577,604	6,146
	L-3 Communications
	Holdings Inc.	54,000	6,123
	Cintas Corp.	70,766	5,986
*	Zebra Technologies Corp.	53,557	5,947
	Carlisle Cos. Inc.	56,500	5,657
	JB Hunt Transport Services
	Inc.	68,896	5,656
	IDEX Corp.	71,845	5,646
	Huntington Ingalls
	Industries Inc.	45,000	5,067
	ManpowerGroup Inc.	54,600	4,880
*	AECOM	147,401	4,876
	Robert Half International Inc.	87,500	4,856
*	HD Supply Holdings Inc.	137,450	4,835
*	TransDigm Group Inc.	21,334	4,793
	Flowserve Corp.	87,550	4,610
	Toro Co.	66,100	4,480
*	Quanta Services Inc.	151,348	4,362
	FLIR Systems Inc.	141,500	4,361
	Landstar System Inc.	64,989	4,346
	Fluor Corp.	81,200	4,304
	Towers Watson & Co.
	Class A	33,200	4,177
	Manitowoc Co. Inc.	212,294	4,161
*	Jacobs Engineering Group
	Inc.	98,466	4,000
	Terex Corp.	162,566	3,780
	Automatic Data Processing
	Inc.	47,100	3,779
	Donaldson Co. Inc.	103,200	3,695
	Oshkosh Corp.	80,757	3,422

			Market
			Value•
		Shares	($000)
	Xylem Inc.	87,100	3,229
*	Copart Inc.	88,600	3,144
*	Spirit AeroSystems
	Holdings Inc. Class A	54,500	3,003
	MSC Industrial Direct Co.
	Inc. Class A	41,700	2,909
	Stanley Black & Decker Inc.	26,745	2,815
	SPX Corp.	37,400	2,707
*	Keysight Technologies Inc.	78,303	2,442
	Orbital ATK Inc.	33,100	2,428
	Lexmark International Inc.
	Class A	50,300	2,223
	Eaton Corp. plc	29,894	2,018
	Allison Transmission
	Holdings Inc.	68,285	1,998
	Graco Inc.	27,658	1,965
	Joy Global Inc.	52,500	1,900
	Ryder System Inc.	20,932	1,829
	ITT Corp.	43,550	1,822
	AGCO Corp.	19,523	1,109
	Republic Services Inc.
	Class A	19,512	764
*	Old Dominion Freight Line
	Inc.	9,500	652
	KBR Inc.	26,449	515
	ADT Corp.	12,650	425
	Pentair plc	6,070	417
	Babcock & Wilcox Co.	10,920	358
*	CoStar Group Inc.	1,000	201
*	Genpact Ltd.	9,100	194
*	Spirit Airlines Inc.	2,400	149
*	IHS Inc. Class A	1,100	141
	CH Robinson Worldwide
	Inc.	2,249	140
*	United Rentals Inc.	1,500	131
*	Middleby Corp.	800	90
			695,811
Technology (16.5%)
	Apple Inc.	1,821,360	228,444
	Microsoft Corp.	2,361,988	104,282
*	Facebook Inc. Class A	712,417	61,100
*	Google Inc. Class A	95,930	51,806
*	Google Inc. Class C	98,054	51,038
	International Business
	Machines Corp.	300,858	48,938
	Oracle Corp.	1,060,834	42,752
	Intel Corp.	1,266,085	38,508
	Cisco Systems Inc.	1,395,220	38,313
	QUALCOMM Inc.	472,620	29,600
	Texas Instruments Inc.	389,800	20,079
	EMC Corp.	731,900	19,315
*	Salesforce.com inc	237,891	16,564
*	Adobe Systems Inc.	199,900	16,194
*	Cognizant Technology
	Solutions Corp. Class A	250,394	15,297
*	Yahoo! Inc.	380,920	14,966

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Broadcom Corp. Class A	255,750	13,169
	Intuit Inc.	126,660	12,764
	Hewlett-Packard Co.	365,623	10,972
	Corning Inc.	478,200	9,435
	Amphenol Corp. Class A	159,600	9,252
	Altera Corp.	164,935	8,445
*	SBA Communications Corp.
	Class A	71,003	8,163
	Lam Research Corp.	96,945	7,886
	Western Digital Corp.	98,400	7,716
	Analog Devices Inc.	118,166	7,584
	Juniper Networks Inc.	289,429	7,516
	Symantec Corp.	316,351	7,355
*	Citrix Systems Inc.	103,656	7,272
	Activision Blizzard Inc.	293,000	7,094
	NVIDIA Corp.	329,244	6,621
	Skyworks Solutions Inc.	63,186	6,578
	CDK Global Inc.	121,203	6,543
*	Autodesk Inc.	129,388	6,479
	Applied Materials Inc.	335,600	6,450
	Brocade Communications
	Systems Inc.	532,900	6,331
	NetApp Inc.	181,663	5,733
*	Synopsys Inc.	113,190	5,733
	Linear Technology Corp.	124,200	5,493
	DST Systems Inc.	42,800	5,392
*	Cadence Design Systems
	Inc.	271,260	5,333
	Computer Sciences Corp.	78,900	5,179
	KLA-Tencor Corp.	90,600	5,093
*	Arrow Electronics Inc.	89,700	5,005
*	Micron Technology Inc.	263,100	4,957
*	VeriFone Systems Inc.	145,152	4,929
	Avago Technologies Ltd.
	Class A	36,604	4,866
	Atmel Corp.	490,052	4,829
*	FireEye Inc.	97,800	4,783
	Avnet Inc.	108,600	4,465
	Teradyne Inc.	215,545	4,158
	Motorola Solutions Inc.	69,204	3,968
*	Ingram Micro Inc.	148,402	3,714
	CA Inc.	113,266	3,318
	Xilinx Inc.	71,336	3,150
	Amdocs Ltd.	55,150	3,011
*	NCR Corp.	99,574	2,997
*	Teradata Corp.	78,564	2,907
	Solera Holdings Inc.	63,396	2,825
*	Zynga Inc. Class A	950,300	2,718
	IAC/InterActiveCorp	24,515	1,953
	Microchip Technology Inc.	31,400	1,489
*	SunEdison Inc.	38,500	1,152
	Harris Corp.	13,227	1,017
*	VeriSign Inc.	10,305	636
	Dolby Laboratories Inc.
	Class A	9,000	357
*	Palo Alto Networks Inc.	2,000	349

			Market
			Value•
		Shares	($000)
*	Electronic Arts Inc.	4,900	326
*	Fortinet Inc.	7,300	302
*	Tableau Software Inc.
	Class A	2,500	288
*	Freescale Semiconductor
	Ltd.	6,700	268
*	Red Hat Inc.	3,200	243
*	Informatica Corp.	4,800	233
*	Splunk Inc.	3,300	230
*	ServiceNow Inc.	2,900	215
*	ANSYS Inc.	2,300	210
*	SolarWinds Inc.	4,500	208
*	LinkedIn Corp. Class A	1,000	207
*	IMS Health Holdings Inc.	6,700	205
*	ON Semiconductor Corp.	17,500	205
*	CommScope Holding Co.
	Inc.	6,500	198
*	Gartner Inc.	2,300	197
*	IPG Photonics Corp.	2,300	196
*	PTC Inc.	4,700	193
	Sabre Corp.	8,100	193
*	NetSuite Inc.	2,100	193
*	Akamai Technologies Inc.	2,700	188
*	F5 Networks Inc.	1,400	168
*	Rackspace Hosting Inc.	4,400	164
*	VMware Inc. Class A	1,900	163
*	Workday Inc. Class A	2,000	153
*	JDS Uniphase Corp.	12,900	149
*	ARRIS Group Inc.	4,700	144
*	EchoStar Corp. Class A	2,900	141
*	Groupon Inc. Class A	24,100	121
			1,078,031
Utilities (4.5%)
	Verizon Communications
	Inc.	1,077,804	50,236
	AT&T Inc.	1,341,532	47,651
	NextEra Energy Inc.	168,407	16,509
	Sempra Energy	107,036	10,590
	Dominion Resources Inc.	140,897	9,422
	WEC Energy Group Inc.	198,234	8,915
	Edison International	157,365	8,746
*	Level 3 Communications
	Inc.	163,470	8,610
	Duke Energy Corp.	111,730	7,890
	NiSource Inc.	171,898	7,837
	PG&E Corp.	157,850	7,750
*	T-Mobile US Inc.	185,517	7,193
	Eversource Energy	154,724	7,026
	AES Corp.	477,067	6,326
	American Water Works
	Co. Inc.	117,268	5,703
	NRG Energy Inc.	244,306	5,590
	CMS Energy Corp.	169,809	5,407
*	Calpine Corp.	297,980	5,361
	Southern Co.	124,900	5,233
	UGI Corp.	148,559	5,118

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
OGE Energy Corp.	165,300	4,723
ITC Holdings Corp.	145,679	4,688
Telephone & Data Systems
Inc.	157,255	4,623
Aqua America Inc.	183,828	4,502
* Sprint Corp.	965,760	4,404
CenterPoint Energy Inc.	228,827	4,355
National Fuel Gas Co.	72,197	4,252
SCANA Corp.	80,500	4,077
MDU Resources Group Inc.	205,450	4,012
* United States Cellular Corp.	86,074	3,242
American Electric Power
Co. Inc.	60,600	3,210
Questar Corp.	130,344	2,725
Consolidated Edison Inc.	44,100	2,553
Exelon Corp.	79,200	2,488
FirstEnergy Corp.	65,463	2,131
CenturyLink Inc.	56,364	1,656
Entergy Corp.	20,400	1,438
		296,192
Total Common Stocks
(Cost $3,253,859)		6,526,732
Temporary Cash Investment (0.4%)[1]
Money Market Fund (0.4%)
2 Vanguard Market Liquidity
Fund, 0.137%
(Cost $23,933)	23,932,763	23,933
Total Investments (100.3%)
(Cost $3,277,792)		6,550,665
Other Assets and Liabilities (-0.3%)
Other Assets		18,113
Liabilities		(38,666)
		(20,553)
Net Assets (100%)		6,530,112

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,182,337
Undistributed Net Investment Income	47,341
Accumulated Net Realized Gains	27,564
Unrealized Appreciation (Depreciation)	3,272,873
Futures Contracts	(3)
Net Assets	6,530,112

Admiral Shares—Net Assets
Applicable to 56,053,309 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,956,697
Net Asset Value Per Share—
Admiral Shares	$106.27

Institutional Shares—Net Assets
Applicable to 10,857,168 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	573,415
Net Asset Value Per Share—
Institutional Shares	$52.81

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	55,348
Interest[1]	4
Total Income	55,352
Expenses
The Vanguard Group—Note B
Investment Advisory Services	598
Management and Administrative—Admiral Shares	2,067
Management and Administrative—Institutional Shares	91
Marketing and Distribution—Admiral Shares	315
Marketing and Distribution—Institutional Shares	24
Custodian Fees	20
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,130
Net Investment Income	52,222
Realized Net Gain (Loss) on Investment Securities Sold	65,436
Change in Unrealized Appreciation (Depreciation)
Investment Securities	32,529
Futures Contract	(3)
Change in Unrealized Appreciation (Depreciation)	32,526
Net Increase (Decrease) in Net Assets Resulting from Operations	150,184
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,222	97,763
Realized Net Gain (Loss)	65,436	7,504
Change in Unrealized Appreciation (Depreciation)	32,526	593,212
Net Increase (Decrease) in Net Assets Resulting from Operations	150,184	698,479
Distributions
Net Investment Income
Admiral Shares	(957)	(88,550)
Institutional Shares	(93)	(8,399)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,050)	(96,949)
Capital Share Transactions
Admiral Shares	60,132	169,239
Institutional Shares	30,464	11,250
Net Increase (Decrease) from Capital Share Transactions	90,596	180,489
Total Increase (Decrease)	239,730	782,019
Net Assets
Beginning of Period	6,290,382	5,508,363
End of Period[1]	6,530,112	6,290,382

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $47,341,000 and ($3,831,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$103.82	$93.70	$71.17	$62.36	$62.56	$54.72
Investment Operations
Net Investment Income	.849	1.633	1.414	1.384	1.072	.915
Net Realized and Unrealized Gain (Loss)
on Investments	1.618	10.103	22.537	8.806	(.202)	7.849
Total from Investment Operations	2.467	11.736	23.951	10.190	.870	8.764
Distributions
Dividends from Net Investment Income	(.017)	(1.616)	(1.421)	(1.380)	(1.070)	(.924)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.017)	(1.616)	(1.421)	(1.380)	(1.070)	(.924)
Net Asset Value, End of Period	$106.27	$103.82	$93.70	$71.17	$62.36	$62.56

Total Return[1]	2.38%	12.52%	33.67%	16.35%	1.38%	16.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,957	$5,760	$5,040	$3,702	$3,305	$2,860
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.66%	1.71%	1.96%	1.65%	1.59%
Portfolio Turnover Rate	5%	6%	4%	3%	2%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$51.59	$46.56	$35.36	$30.98	$31.09	$27.19
Investment Operations
Net Investment Income	.433	.830	.719	.702	.548	.466
Net Realized and Unrealized Gain (Loss)
on Investments	.796	5.022	11.203	4.379	(.113)	3.905
Total from Investment Operations	1.229	5.852	11.922	5.081	.435	4.371
Distributions
Dividends from Net Investment Income	(.009)	(.822)	(.722)	(.701)	(.545)	(.471)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 009)	(. 822)	(.722)	(.701)	(. 545)	(. 471)
Net Asset Value, End of Period	$52.81	$51.59	$46.56	$35.36	$30.98	$31.09

Total Return[1]	2.38%	12.56%	33.73%	16.41%	1.39%	16.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$573	$530	$468	$317	$302	$282
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.70%	1.70%	1.75%	2.00%	1.69%	1.63%
Portfolio Turnover Rate	5%	6%	4%	3%	2%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Capital Appreciation Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $584,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Tax-Managed Capital Appreciation Fund

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	100	10,272	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $12,062,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $25,810,000. Of this amount, $13,590,000 is subject to expiration on December 31, 2018. Capital losses of $12,220,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015, should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $3,277,799,000. Net unrealized appreciation of investment securities for tax purposes was $3,272,866,000, consisting of unrealized gains of $3,288,545,000 on securities that had risen in value since their purchase and $15,679,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $327,604,000 of investment securities and sold $182,618,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $26,833,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Capital Appreciation Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	229,242	2,157	316,759	3,230
Issued in Lieu of Cash Distributions	726	7	67,420	647
Redeemed	(169,836)	(1,593)	(214,940)	(2,184)
Net Increase (Decrease)—Admiral Shares	60,132	571	169,239	1,693
Institutional Shares
Issued	42,881	808	19,129	387
Issued in Lieu of Cash Distributions	54	1	4,704	91
Redeemed	(12,471)	(235)	(12,583)	(252)
Net Increase (Decrease)—Institutional Shares	30,464	574	11,250	226

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Admiral	Institutional
	Shares		Shares
Ticker Symbol	VTMSX		VTSIX
Expense Ratio1	0.12%		0.08%
30-Day SEC Yield	1.18%		1.22%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	607	600	3,854
Median Market Cap	$1.6B	$1.6B	$49.5B
Price/Earnings Ratio	26.2x	26.4x	21.6x
Price/Book Ratio	2.3x	2.2x	2.8x
Return on Equity	11.8%	11.4%	17.4%
Earnings Growth
Rate	12.1%	12.0%	11.6%
Dividend Yield	1.2%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	38%	—	—
Short-Term
Reserves	1.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.70
Beta	0.99	1.13
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
West Pharmaceutical
Services Inc.	Health Care Supplies	0.6%
Toro Co.	Agricultural & Farm
	Machinery	0.5
PAREXEL International	Life Sciences Tools &
Corp.	Services	0.5
Cracker Barrel Old
Country Store Inc.	Restaurants	0.5
MarketAxess Holdings
Inc.	Specialized Finance	0.5
Jack in the Box Inc.	Restaurants	0.5
Curtiss-Wright Corp.	Aerospace &
	Defense	0.5
Amsurg Corp.	Health Care Facilities	0.5
EnerSys	Electrical
	Components &
	Equipment	0.5
Microsemi Corp.	Semiconductors	0.5
Top Ten		5.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.10% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Consumer Discretionary 15.2%		15.8%	13.5%
Consumer Staples	2.7	2.6	8.2
Energy	2.9	3.3	7.2
Financials	23.5	23.5	17.9
Health Care	13.8	13.8	15.1
Industrials	16.6	16.2	10.8
Information Technology	16.1	15.7	18.9
Materials	5.0	5.0	3.5
Telecommunication
Services	0.7	0.7	2.0
Utilities	3.5	3.4	2.9

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	3/25/1999	7.14%	18.43%	9.30%
Institutional Shares	4/21/1999	7.19	18.48	9.36

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (15.3%)
	Cracker Barrel Old Country
	Store Inc.	133,909	19,974
	Jack in the Box Inc.	220,092	19,403
	Pool Corp.	247,116	17,343
	Wolverine World Wide Inc.	566,257	16,127
	Men’s Wearhouse Inc.	250,262	16,034
	Marriott Vacations
	Worldwide Corp.	170,504	15,644
*	G-III Apparel Group Ltd.	209,538	14,741
*	Helen of Troy Ltd.	149,426	14,568
*	Steven Madden Ltd.	337,108	14,421
	Lithia Motors Inc. Class A	126,696	14,337
	Papa John’s International
	Inc.	179,066	13,539
	Texas Roadhouse Inc.
	Class A	336,886	12,610
*	Pinnacle Entertainment Inc.	330,415	12,318
	Ryland Group Inc.	260,119	12,062
	Group 1 Automotive Inc.	120,840	10,976
	Monro Muffler Brake Inc.	168,380	10,466
*	Gentherm Inc.	180,787	9,927
*	Meritage Homes Corp.	202,805	9,550
*	Select Comfort Corp.	311,171	9,357
	DineEquity Inc.	91,710	9,088
*	Gannett Co. Inc.	643,253	8,999
*	Genesco Inc.	135,211	8,928
	Outerwall Inc.	112,361	8,552
	Sonic Corp.	296,103	8,528
	Children’s Place Inc.	125,728	8,224
*	Dorman Products Inc.	168,546	8,033
	La-Z-Boy Inc.	295,116	7,773
	Finish Line Inc. Class A	277,368	7,716
	Caleres Inc.	231,940	7,371
*	Standard Pacific Corp.	823,343	7,336
	Buckle Inc.	156,534	7,165
	Drew Industries Inc.	123,313	7,155
*	Iconix Brand Group Inc.	271,610	6,782
	Bob Evans Farms Inc.	130,351	6,654
*	Hibbett Sports Inc.	141,678	6,599

			Market
			Value•
		Shares	($000)
*	Boyd Gaming Corp.	425,143	6,356
*	Vitamin Shoppe Inc.	170,234	6,345
*	Red Robin Gourmet
	Burgers Inc.	73,765	6,331
*	Crocs Inc.	427,817	6,293
*	Popeyes Louisiana Kitchen
	Inc.	104,370	6,261
	Scholastic Corp.	139,119	6,139
	Sturm Ruger & Co. Inc.	106,332	6,109
*	Barnes & Noble Inc.	232,682	6,040
	Cato Corp. Class A	151,509	5,872
	Oxford Industries Inc.	66,256	5,794
*	BJ’s Restaurants Inc.	116,746	5,656
	EW Scripps Co. Class A	240,756	5,501
*	iRobot Corp.	160,308	5,111
	Interval Leisure Group Inc.	220,946	5,049
	Sonic Automotive Inc.
	Class A	194,484	4,635
*	Universal Electronics Inc.	86,558	4,314
*	Scientific Games Corp.
	Class A	267,961	4,164
	Standard Motor Products
	Inc.	116,560	4,094
*	Biglari Holdings Inc.	9,893	4,093
	Nutrisystem Inc.	161,737	4,024
*	Regis Corp.	243,656	3,840
	Ethan Allen Interiors Inc.	142,024	3,741
	Winnebago Industries Inc.	158,071	3,729
	Fred’s Inc. Class A	192,663	3,716
	Callaway Golf Co.	404,683	3,618
*	M/I Homes Inc.	137,374	3,389
	Capella Education Co.	62,819	3,371
*	Zumiez Inc.	124,258	3,309
	Ruth’s Hospitality Group
	Inc.	202,314	3,261
*	MarineMax Inc.	137,434	3,231
	Stage Stores Inc.	183,292	3,213
2	TopBuild Corp.	118,000	3,422
*	Francesca’s Holdings Corp.	233,657	3,147
*	Pep Boys-Manny Moe &
	Jack	236,511	2,902

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	FTD Cos. Inc.	101,129	2,851
*	Tuesday Morning Corp.	237,313	2,673
*	Strayer Education Inc.	60,573	2,611
	Movado Group Inc.	93,437	2,538
	Arctic Cat Inc.	75,411	2,504
	Haverty Furniture Cos. Inc.	113,012	2,443
	Superior Industries
	International Inc.	131,479	2,407
	Kirkland’s Inc.	84,787	2,363
*	Lumber Liquidators
	Holdings Inc.	104,450	2,163
*	Unifi Inc.	62,821	2,105
*	Ruby Tuesday Inc.	327,261	2,052
	Marcus Corp.	105,772	2,029
*	Blue Nile Inc.	64,756	1,968
	PetMed Express Inc.	113,714	1,964
*	Perry Ellis International Inc.	70,479	1,675
	Stein Mart Inc.	157,847	1,653
	Harte-Hanks Inc.	226,831	1,352
	Big 5 Sporting Goods Corp.	91,427	1,299
*	Monarch Casino & Resort
	Inc.	54,826	1,127
*	Career Education Corp.	325,463	1,074
*	American Public Education
	Inc.	36,412	937
*	VOXX International Corp.
	Class A	106,883	885
*	Christopher & Banks Corp.	208,167	835
	Universal Technical Institute
	Inc.	58,384	502
*	Sizmek Inc.	34,637	246
*	Skechers U.S.A. Inc.
	Class A	1,026	113
*	Aeropostale Inc.	1,984	3
			588,742
Consumer Staples (2.7%)
*	Darling Ingredients Inc.	951,158	13,944
	J&J Snack Foods Corp.	81,993	9,074
	Snyder’s-Lance Inc.	274,650	8,863
	Cal-Maine Foods Inc.	168,279	8,784
	B&G Foods Inc.	305,401	8,713
	Sanderson Farms Inc.	113,975	8,566
	Universal Corp.	126,647	7,259
	WD-40 Co.	82,058	7,152
	SpartanNash Co.	208,480	6,784
	Andersons Inc.	134,975	5,264
*	Diamond Foods Inc.	140,055	4,395
	Calavo Growers Inc.	77,828	4,042
	Inter Parfums Inc.	95,309	3,234
*	Central Garden & Pet Co.
	Class A	237,849	2,714
*	Medifast Inc.	60,522	1,956
*	Seneca Foods Corp. Class A	43,409	1,206
			101,950

			Market
			Value•
		Shares	($000)
Energy (2.9%)
*	Carrizo Oil & Gas Inc.	263,684	12,984
	Exterran Holdings Inc.	372,912	12,176
*	PDC Energy Inc.	223,021	11,963
	Bristow Group Inc.	204,084	10,878
	US Silica Holdings Inc.	291,627	8,562
*	SEACOR Holdings Inc.	95,272	6,759
*	Synergy Resources Corp.	476,525	5,447
	Green Plains Inc.	181,336	4,996
	CARBO Ceramics Inc.	106,532	4,435
*	Stone Energy Corp.	237,899	2,995
*	Bonanza Creek Energy Inc.	159,434	2,910
*	Newpark Resources Inc.	350,817	2,852
*	Matrix Service Co.	147,270	2,692
*	Hornbeck Offshore Services
	Inc.	129,411	2,657
*	Bill Barrett Corp.	262,483	2,255
*	Pioneer Energy Services
	Corp.	350,985	2,225
*	Era Group Inc.	107,301	2,198
*	Northern Oil and Gas Inc.	314,130	2,127
	Tesco Corp.	191,400	2,086
*	TETRA Technologies Inc.	297,731	1,899
*	Geospace Technologies
	Corp.	68,420	1,577
*	Rex Energy Corp.	266,038	1,487
*	Basic Energy Services Inc.	145,484	1,098
	Gulfmark Offshore Inc.	63,935	742
*	Penn Virginia Corp.	162,171	710
*	Cloud Peak Energy Inc.	138,180	644
*	Approach Resources Inc.	46,644	319
*	Swift Energy Co.	143,423	291
*	Contango Oil & Gas Co.	4,048	50
	Comstock Resources Inc.	8,984	30
	Gulf Island Fabrication Inc.	2,186	24
*	PetroQuest Energy Inc.	8,286	16
*	ION Geophysical Corp.	11,154	12
	Paragon Offshore plc	2,128	2
*	Arch Coal Inc.	5,307	2
			112,100
Financials (20.1%)
	MarketAxess Holdings Inc.	211,297	19,602
*	PRA Group Inc.	282,050	17,575
*	Texas Capital Bancshares
	Inc.	249,708	15,542
	PrivateBancorp Inc.	381,886	15,207
	ProAssurance Corp.	326,356	15,081
	United Bankshares Inc.	349,985	14,080
	Susquehanna Bancshares
	Inc.	990,313	13,983
	Wintrust Financial Corp.	255,790	13,654
	FNB Corp.	935,957	13,403
	UMB Financial Corp.	231,231	13,185
	Interactive Brokers Group
	Inc.	312,566	12,990

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	GEO Group Inc.	379,857	12,976
	Glacier Bancorp Inc.	414,632	12,198
	Financial Engines Inc.	284,729	12,095
	MB Financial Inc.	348,622	12,007
	Home BancShares Inc.	317,049	11,591
	American Equity
	Investment Life
	Holding Co.	422,306	11,394
	Evercore Partners Inc.
	Class A	197,930	10,680
	First Financial Bankshares
	Inc.	306,622	10,621
	RLI Corp.	202,428	10,403
	Pinnacle Financial Partners
	Inc.	186,385	10,134
	Columbia Banking System
	Inc.	289,209	9,411
	CVB Financial Corp.	526,889	9,279
	Associated Estates Realty
	Corp.	322,057	9,220
	EPR Properties	165,092	9,044
	National Penn Bancshares
	Inc.	792,727	8,942
	Selective Insurance Group
	Inc.	314,097	8,810
	Sovran Self Storage Inc.	101,195	8,795
	Post Properties Inc.	160,575	8,730
	Community Bank System
	Inc.	226,793	8,566
	Old National Bancorp	582,460	8,422
	Acadia Realty Trust	282,990	8,238
	Horace Mann Educators
	Corp.	225,613	8,208
	First Midwest Bancorp Inc.	422,654	8,018
	DiamondRock Hospitality
	Co.	620,607	7,950
	Montpelier Re Holdings
	Ltd.	201,019	7,940
	HFF Inc. Class A	186,716	7,792
*	BofI Holding Inc.	72,968	7,713
	Westamerica
	Bancorporation	147,103	7,451
	Medical Properties Trust
	Inc.	567,521	7,440
	Sterling Bancorp	488,470	7,180
	Healthcare Realty Trust Inc.	301,468	7,012
	Independent Bank Corp.	141,657	6,642
	Astoria Financial Corp.	479,662	6,615
	BBCN Bancorp Inc.	445,745	6,593
	NBT Bancorp Inc.	247,247	6,470
*	First Cash Financial
	Services Inc.	137,651	6,276
	Cousins Properties Inc.	581,789	6,039
	Boston Private Financial
	Holdings Inc.	449,916	6,033

			Market
			Value•
		Shares	($000)
	LegacyTexas Financial
	Group Inc.	197,091	5,952
	First Financial Bancorp	331,243	5,942
	Provident Financial Services
	Inc.	303,457	5,763
	Kite Realty Group Trust	233,793	5,721
	Northwest Bancshares Inc.	443,639	5,687
	Greenhill & Co. Inc.	137,380	5,678
*	Encore Capital Group Inc.	131,743	5,631
	EastGroup Properties Inc.	96,819	5,444
	First Commonwealth
	Financial Corp.	548,475	5,260
	Banner Corp.	109,291	5,238
	Investment Technology
	Group Inc.	210,156	5,212
	United Community Banks
	Inc.	246,126	5,137
	Lexington Realty Trust	586,783	4,976
	S&T Bancorp Inc.	167,713	4,963
	Infinity Property & Casualty
	Corp.	65,287	4,951
	AMERISAFE Inc.	104,167	4,902
	Virtus Investment Partners
	Inc.	36,767	4,862
	Talmer Bancorp Inc.
	Class A	290,169	4,860
	Chesapeake Lodging Trust	157,758	4,808
	Stewart Information
	Services Corp.	119,688	4,764
	Pennsylvania REIT	219,459	4,683
	LTC Properties Inc.	112,431	4,677
*	Navigators Group Inc.	59,853	4,642
	PS Business Parks Inc.	63,533	4,584
	Wilshire Bancorp Inc.	358,972	4,534
	Brookline Bancorp Inc.	396,293	4,474
	Hanmi Financial Corp.	178,907	4,444
	Sabra Health Care REIT Inc.	169,288	4,357
	American Assets Trust Inc.	111,044	4,354
	City Holding Co.	88,220	4,345
*	Green Dot Corp. Class A	221,460	4,234
	Cash America International
	Inc.	160,691	4,208
	Safety Insurance Group Inc.	72,388	4,178
	Education Realty Trust Inc.	131,860	4,135
	Parkway Properties Inc.	236,922	4,132
	Retail Opportunity
	Investments Corp.	257,881	4,028
	United Fire Group Inc.	122,592	4,016
	Employers Holdings Inc.	174,874	3,984
*	Piper Jaffray Cos.	91,232	3,981
	Simmons First National
	Corp. Class A	84,828	3,960
	Universal Insurance
	Holdings Inc.	161,450	3,907
	Cardinal Financial Corp.	178,826	3,897
	TrustCo Bank Corp.	530,724	3,731

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Southside Bancshares Inc.	125,440	3,667
	Oritani Financial Corp.	220,123	3,533
	Tompkins Financial Corp.	65,481	3,518
	Capstead Mortgage Corp.	309,176	3,432
	CoreSite Realty Corp.	71,768	3,261
	Franklin Street Properties
	Corp.	285,900	3,234
	Summit Hotel Properties
	Inc.	239,639	3,118
*	World Acceptance Corp.	49,874	3,068
	Central Pacific Financial
	Corp.	127,720	3,033
*	Walker & Dunlop Inc.	107,020	2,862
	Dime Community
	Bancshares Inc.	164,698	2,790
*	Enova International Inc.	147,079	2,747
	Government Properties
	Income Trust	146,409	2,716
*	First BanCorp.	556,077	2,680
	Inland Real Estate Corp.	266,778	2,513
	HCI Group Inc.	56,641	2,504
*	Forestar Group Inc.	158,690	2,088
	Meadowbrook Insurance
	Group Inc.	238,910	2,055
	Saul Centers Inc.	41,721	2,052
	OFG Bancorp	188,035	2,006
*	Ezcorp Inc. Class A	269,183	2,000
	Universal Health Realty
	Income Trust	41,769	1,941
	Bank Mutual Corp.	244,292	1,874
	Agree Realty Corp.	59,481	1,735
	Urstadt Biddle Properties
	Inc. Class A	84,508	1,579
	Getty Realty Corp.	87,337	1,429
	Cedar Realty Trust Inc.	210,227	1,345
	Calamos Asset
	Management Inc. Class A	106,662	1,307
*	eHealth Inc.	98,099	1,245
	CareTrust REIT Inc.	80,082	1,015
	United Insurance Holdings
	Corp.	12,875	200
	Omega Healthcare
	Investors Inc.	70	2
	FXCM Inc. Class A	1,139	2
			773,017
Health Care (13.8%)
	West Pharmaceutical
	Services Inc.	393,145	22,834
*	PAREXEL International
	Corp.	317,266	20,403
*	Amsurg Corp.	270,163	18,898
*	Medidata Solutions Inc.	318,231	17,286
*	Impax Laboratories Inc.	359,800	16,522
*	Molina Healthcare Inc.	218,547	15,364
*	Prestige Brands Holdings
	Inc.	288,696	13,349

			Market
			Value•
		Shares	($000)
*	ABIOMED Inc.	199,491	13,113
	Chemed Corp.	98,595	12,926
*	NuVasive Inc.	264,542	12,534
*	Haemonetics Corp.	289,294	11,965
*	Magellan Health Inc.	152,792	10,706
*	Ligand Pharmaceuticals Inc.	103,287	10,422
*	Medicines Co.	358,539	10,258
*	Masimo Corp.	260,476	10,091
	Cantel Medical Corp.	187,664	10,072
*	Neogen Corp.	203,657	9,662
*	Integra LifeSciences
	Holdings Corp.	137,362	9,254
	Kindred Healthcare Inc.	455,352	9,239
	CONMED Corp.	156,529	9,121
*	Cyberonics Inc.	146,017	8,682
	Select Medical Holdings
	Corp.	535,314	8,672
*	Lannett Co. Inc.	143,485	8,529
*	AMN Healthcare Services
	Inc.	261,034	8,246
*	Nektar Therapeutics	650,659	8,140
*	Air Methods Corp.	195,521	8,083
*	MedAssets Inc.	347,555	7,667
*	Acorda Therapeutics Inc.	229,808	7,660
*	Natus Medical Inc.	176,838	7,526
*	Cambrex Corp.	170,773	7,504
*	ExamWorks Group Inc.	189,991	7,429
*	Omnicell Inc.	196,830	7,422
*	Greatbatch Inc.	135,931	7,329
*	Momenta Pharmaceuticals
	Inc.	320,247	7,305
*	Amedisys Inc.	181,982	7,230
*	ICU Medical Inc.	73,704	7,051
*	Repligen Corp.	167,140	6,898
*	Depomed Inc.	321,130	6,891
	Ensign Group Inc.	122,367	6,248
	Abaxis Inc.	118,382	6,094
*	HealthEquity Inc.	186,302	5,971
*	Bio-Reference Laboratories
	Inc.	138,820	5,726
*	PharMerica Corp.	168,283	5,604
	Analogic Corp.	69,143	5,455
*	Emergent BioSolutions Inc.	161,993	5,338
*	IPC Healthcare Inc.	95,126	5,269
*	Merit Medical Systems Inc.	228,810	4,929
*	Affymetrix Inc.	405,427	4,427
	Meridian Bioscience Inc.	226,808	4,228
*	Hanger Inc.	179,448	4,206
*	Cynosure Inc. Class A	107,524	4,148
	Quality Systems Inc.	240,038	3,977
*	HealthStream Inc.	121,372	3,692
*	Luminex Corp.	209,214	3,611
	Aceto Corp.	138,448	3,410
*	MiMedx Group Inc.	272,826	3,162
	Computer Programs &
	Systems Inc.	58,749	3,138

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Invacare Corp.	142,195	3,076
*	Sagent Pharmaceuticals Inc.	121,154	2,945
*	ANI Pharmaceuticals Inc.	44,736	2,776
*	LHC Group Inc.	70,965	2,714
*	Supernus Pharmaceuticals
	Inc.	153,189	2,601
*	Vascular Solutions Inc.	72,363	2,512
*	Anika Therapeutics Inc.	75,707	2,501
*	Providence Service Corp.	56,105	2,484
*	Albany Molecular Research
	Inc.	117,636	2,379
*	Healthways Inc.	194,431	2,329
*	AngioDynamics Inc.	132,430	2,172
*	CorVel Corp.	65,981	2,113
*	Cross Country Healthcare
	Inc.	148,782	1,887
	Landauer Inc.	51,977	1,852
*	SurModics Inc.	75,488	1,768
	CryoLife Inc.	142,116	1,603
*	Almost Family Inc.	38,049	1,519
*	Spectrum Pharmaceuticals
	Inc.	75,556	517
			530,664
Industrials (16.6%)
	Toro Co.	306,549	20,778
	Curtiss-Wright Corp.	265,290	19,218
	EnerSys	267,068	18,772
	EMCOR Group Inc.	376,947	18,007
*	Moog Inc. Class A	219,129	15,488
	Allegiant Travel Co. Class A	77,776	13,835
	Healthcare Services Group
	Inc.	393,804	13,015
	Mueller Industries Inc.	317,315	11,017
*	Dycom Industries Inc.	186,921	11,000
	Hillenbrand Inc.	353,749	10,860
	Mobile Mini Inc.	252,504	10,615
	Barnes Group Inc.	266,684	10,398
*	On Assignment Inc.	260,075	10,216
	Matson Inc.	238,416	10,023
*	TASER International Inc.	298,029	9,927
	Korn/Ferry International	278,406	9,680
	UniFirst Corp.	85,641	9,579
	ABM Industries Inc.	289,101	9,503
	Tetra Tech Inc.	364,947	9,357
	Knight Transportation Inc.	337,903	9,036
	Forward Air Corp.	172,218	9,000
	Interface Inc. Class A	349,781	8,762
	Essendant Inc.	222,927	8,750
	Applied Industrial
	Technologies Inc.	217,129	8,609
	Matthews International
	Corp. Class A	160,880	8,549
	Apogee Enterprises Inc.	162,148	8,535
	Watts Water Technologies
	Inc. Class A	160,653	8,330
*	Hub Group Inc. Class A	199,153	8,034

		Market
		Value•
	Shares	($000)
Simpson Manufacturing Co.
Inc.	229,884	7,816
Brink’s Co.	264,196	7,775
Actuant Corp. Class A	335,202	7,740

*	Atlas Air Worldwide

	Holdings Inc.	139,763	7,681
	G&K Services Inc. Class A	111,031	7,677
	AZZ Inc.	143,482	7,432
*	WageWorks Inc.	179,087	7,244
*	Hawaiian Holdings Inc.	300,344	7,133
	EnPro Industries Inc.	124,642	7,132
	Franklin Electric Co. Inc.	219,674	7,102
*	Aerojet Rocketdyne
	Holdings Inc.	340,651	7,021
*	TrueBlue Inc.	230,388	6,889
	Tennant Co.	104,022	6,797
	Exponent Inc.	148,549	6,652
	Insperity Inc.	128,396	6,535
	Brady Corp. Class A	259,981	6,432
	Kaman Corp.	152,566	6,399
	Lindsay Corp.	72,352	6,360
	Albany International Corp.	157,676	6,276
	Heartland Express Inc.	301,724	6,104
	AAR Corp.	184,460	5,879
	Universal Forest Products
	Inc.	111,948	5,825
	John Bean Technologies
	Corp.	153,164	5,757
	US Ecology Inc.	118,108	5,754
	Standex International Corp.	71,676	5,729
	Cubic Corp.	117,672	5,599
	ESCO Technologies Inc.	148,979	5,573
*	Saia Inc.	136,942	5,380
	AAON Inc.	236,276	5,321
	Federal Signal Corp.	352,554	5,257
	General Cable Corp.	257,262	5,076
*	UTi Worldwide Inc.	507,996	5,075
	CIRCOR International Inc.	89,063	4,857
	Comfort Systems USA Inc.	211,045	4,843
	Briggs & Stratton Corp.	244,900	4,717
	Encore Wire Corp.	104,872	4,645
	Quanex Building Products
	Corp.	208,652	4,471
	SkyWest Inc.	292,996	4,407
	Astec Industries Inc.	104,881	4,386
	ArcBest Corp.	136,407	4,338
*	Echo Global Logistics Inc.	131,073	4,281
*	Navigant Consulting Inc.	284,522	4,231
	Griffon Corp.	240,506	3,829
*	PGT Inc.	261,648	3,797
	Harsco Corp.	228,000	3,762

*	Roadrunner Transportation

	Systems Inc.	144,121	3,718
	Resources Connection Inc.	229,550	3,693
*	American Woodmark Corp.	65,594	3,598
*	Gibraltar Industries Inc.	164,226	3,345

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Titan International Inc.	287,887	3,092
*	Aegion Corp. Class A	162,694	3,081
	Celadon Group Inc.	147,274	3,046
*	Aerovironment Inc.	111,371	2,905
	Viad Corp.	105,404	2,858
*	Lydall Inc.	95,978	2,837
*	DXP Enterprises Inc.	57,849	2,690
	Heidrick & Struggles
	International Inc.	92,679	2,417
*	Engility Holdings Inc.	94,841	2,386
	Kelly Services Inc. Class A	154,385	2,370
*	MYR Group Inc.	75,000	2,322
	National Presto Industries
	Inc.	27,666	2,222
	American Science &
	Engineering Inc.	40,192	1,761
*	Veritiv Corp.	45,062	1,643
	Powell Industries Inc.	41,975	1,476
*	Vicor Corp.	105,763	1,289
*	Orion Marine Group Inc.	154,332	1,114
	CDI Corp.	81,234	1,056
*	Republic Airways Holdings
	Inc.	6,867	63
			636,861

Information Technology (16.0%)

*	Microsemi Corp.	525,714	18,374
*	Synaptics Inc.	198,547	17,221
	j2 Global Inc.	251,731	17,103
*	Dealertrack Technologies
	Inc.	242,817	15,246
	Blackbaud Inc.	257,861	14,685
*	ViaSat Inc.	240,760	14,508
*	Take-Two Interactive
	Software Inc.	455,570	12,560
*	Cirrus Logic Inc.	356,720	12,139
	Littelfuse Inc.	126,075	11,963
*	Electronics For Imaging Inc.	261,935	11,397
	MKS Instruments Inc.	299,403	11,359
	SYNNEX Corp.	154,173	11,284
	Heartland Payment
	Systems Inc.	207,095	11,193
*	CACI International Inc.
	Class A	131,238	10,616
	Tessera Technologies Inc.	272,468	10,348
	Monolithic Power Systems
	Inc.	193,617	9,818
*	Anixter International Inc.	149,608	9,747
*	comScore Inc.	182,243	9,706
*	Sanmina Corp.	467,346	9,422
*	Cardtronics Inc.	252,407	9,352
*	Synchronoss Technologies
	Inc.	200,957	9,190
*	IGATE Corp.	191,682	9,141
*	Coherent Inc.	137,829	8,749
*	MicroStrategy Inc. Class A	50,922	8,661
*	Plexus Corp.	191,660	8,410

			Market
			Value•
		Shares	($000)
*	LogMeIn Inc.	128,953	8,316
*	Progress Software Corp.	300,931	8,276
*	NetScout Systems Inc.	209,629	7,687
	Power Integrations Inc.	166,862	7,539
*	OSI Systems Inc.	105,614	7,476
*	Virtusa Corp.	143,300	7,366
*	Insight Enterprises Inc.	236,370	7,070
*	Benchmark Electronics Inc.	306,857	6,683
*	QLogic Corp.	465,865	6,611
*	Rogers Corp.	98,150	6,492
*	Veeco Instruments Inc.	221,371	6,362
*	Cabot Microelectronics
	Corp.	131,865	6,212
	NIC Inc.	336,345	6,148
	MTS Systems Corp.	88,890	6,129
*	NETGEAR Inc.	203,688	6,115
	CSG Systems International
	Inc.	191,696	6,069
*	ScanSource Inc.	158,284	6,024
*	ExlService Holdings Inc.	173,454	5,998
*	Stamps.com Inc.	80,477	5,921
	Ebix Inc.	179,394	5,850
	Methode Electronics Inc.	208,014	5,710
*	Advanced Energy Industries
	Inc.	207,404	5,702

*	Bottomline Technologies

	de Inc.	204,671	5,692
*	Super Micro Computer Inc.	183,760	5,436
*	Sykes Enterprises Inc.	222,382	5,393
	Monotype Imaging
	Holdings Inc.	218,695	5,273
	Badger Meter Inc.	81,014	5,144
*	II-VI Inc.	263,561	5,002
*	Kulicke & Soffa Industries
	Inc.	424,917	4,976
*	Semtech Corp.	250,000	4,963
*	Diodes Inc.	204,863	4,939
	ADTRAN Inc.	294,650	4,788
*	FARO Technologies Inc.	96,490	4,506
*	VASCO Data Security
	International Inc.	144,992	4,377
*	Newport Corp.	220,937	4,189
*	Rofin-Sinar Technologies
	Inc.	151,133	4,171
	Brooks Automation Inc.	352,557	4,037
*	Ixia	310,490	3,863
*	Harmonic Inc.	564,657	3,857
	Micrel Inc.	266,434	3,703
	ManTech International
	Corp. Class A	127,076	3,685
	CTS Corp.	189,650	3,655
*	Perficient Inc.	189,727	3,650
*	CalAmp Corp.	197,327	3,603
*	Interactive Intelligence
	Group Inc.	79,071	3,516
*	Itron Inc.	100,000	3,444

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	TTM Technologies Inc.	343,714	3,434
*	Monster Worldwide Inc.	508,046	3,323
*	Blucora Inc.	197,100	3,183
	Epiq Systems Inc.	181,224	3,059
*	Fabrinet	161,408	3,023
	TeleTech Holdings Inc.	107,646	2,915
*	DTS Inc.	94,820	2,891
*	LivePerson Inc.	278,461	2,732
	Comtech
	Telecommunications Corp.	93,307	2,711
*	Mercury Systems Inc.	183,062	2,680
	Forrester Research Inc.	74,319	2,677
*	Ultratech Inc.	141,861	2,633
*	Exar Corp.	267,481	2,616
	Daktronics Inc.	213,548	2,533
*	Tangoe Inc.	199,288	2,507
	Checkpoint Systems Inc.	232,541	2,367
*	XO Group Inc.	142,628	2,332
*	CEVA Inc.	116,132	2,256
	Park Electrochemical Corp.	117,393	2,249
*	Rudolph Technologies Inc.	185,705	2,230
*	DHI Group Inc.	228,491	2,031
*	Nanometrics Inc.	125,617	2,025
	Cohu Inc.	131,339	1,738
	Black Box Corp.	84,420	1,688
	Pericom Semiconductor
	Corp.	120,322	1,582
*	Digi International Inc.	147,012	1,404
*	Ciber Inc.	382,080	1,318
*	DSP Group Inc.	126,967	1,312
*	Kopin Corp.	348,968	1,204
	Bel Fuse Inc. Class B	57,491	1,180
*	Liquidity Services Inc.	99,619	959
*	QuinStreet Inc.	148,292	956
*	Agilysys Inc.	80,455	739
	Electro Scientific Industries
	Inc.	102,889	542
			616,839
Materials (5.0%)
	HB Fuller Co.	281,186	11,422
	KapStone Paper and
	Packaging Corp.	452,227	10,455
	Balchem Corp.	168,703	9,400
	Kaiser Aluminum Corp.	105,092	8,731
*	Boise Cascade Co.	216,189	7,930
*	Stillwater Mining Co.	671,931	7,788
*	Headwaters Inc.	412,164	7,510
	A Schulman Inc.	166,841	7,294
	Schweitzer-Mauduit
	International Inc.	176,641	7,044
	Quaker Chemical Corp.	74,154	6,588
	Innophos Holdings Inc.	123,549	6,504
*	Clearwater Paper Corp.	112,502	6,446
	Globe Specialty Metals Inc.	364,085	6,444
	OM Group Inc.	179,749	6,040
	Calgon Carbon Corp.	305,147	5,914

			Market
			Value•
		Shares	($000)
	Stepan Co.	104,411	5,650
	Neenah Paper Inc.	90,739	5,350
	PH Glatfelter Co.	242,561	5,334
*	RTI International Metals
	Inc.	167,338	5,274
*	LSB Industries Inc.	107,690	4,398
*	Kraton Performance
	Polymers Inc.	178,498	4,263
	Deltic Timber Corp.	62,975	4,260
	SunCoke Energy Inc.	318,917	4,146
	Materion Corp.	116,064	4,091
*	Intrepid Potash Inc.	326,472	3,898
*	AK Steel Holding Corp.	965,901	3,738
*	Flotek Industries Inc.	286,441	3,589
	Tredegar Corp.	141,983	3,139
*	Century Aluminum Co.	290,115	3,026
	Myers Industries Inc.	150,677	2,863
	Rayonier Advanced
	Materials Inc.	166,218	2,703
	Wausau Paper Corp.	279,409	2,565
	Haynes International Inc.	38,448	1,896
	Hawkins Inc.	46,119	1,863
	Koppers Holdings Inc.	67,045	1,657
	American Vanguard Corp.	114,560	1,581
	FutureFuel Corp.	121,212	1,560
	Olympic Steel Inc.	21,914	382
*	AM Castle & Co.	46,587	287
			193,023
Other (3.4%)
3	Vanguard REIT ETF	1,750,000	130,707
	Gerber Scientific Inc. CVR	110,699	—
			130,707
Telecommunication Services (0.7%)
*	Cincinnati Bell Inc.	1,174,661	4,487
	Consolidated
	Communications
	Holdings Inc.	193,278	4,061
*	Iridium Communications
	Inc.	428,928	3,899
	Atlantic Tele-Network Inc.	55,988	3,868
*	General Communication
	Inc. Class A	182,033	3,096
*	8x8 Inc.	314,686	2,820
	Spok Holdings Inc.	123,358	2,077
	Lumos Networks Corp.	111,972	1,656
			25,964
Utilities (3.5%)
	Piedmont Natural Gas Co.
	Inc.	429,193	15,155
	UIL Holdings Corp.	314,679	14,419
	Southwest Gas Corp.	261,796	13,930
	New Jersey Resources
	Corp.	464,841	12,806
	NorthWestern Corp.	258,448	12,599
	Laclede Group Inc.	232,021	12,079
	ALLETE Inc.	244,963	11,364

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Avista Corp.	325,331	9,971
	South Jersey Industries Inc.	364,015	9,002
	American States Water Co.	217,995	8,151
	El Paso Electric Co.	226,740	7,859
	Northwest Natural Gas Co.	152,290	6,424
			133,759
Total Common Stocks
(Cost $2,429,756)			3,843,626
Money Market Instruments (1.1%)[1]
Money Market Fund (1.1%)
4	Vanguard Market Liquidity
	Fund, 0.137%	40,857,503	40,858

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan
	Bank Discount Notes,
	0.089%, 7/6/15	900	900
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.135%, 8/28/15	500	500
			1,400
Total Temporary Cash Investments
(Cost $42,258)			42,258
Total Investments (101.1%)
(Cost $2,472,014)			3,885,884
Other Assets and Liabilities (-1.1%)
Other Assets			145,254
Liabilities			(185,760)
			(40,506)
Net Assets (100%)			3,845,378

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,491,555
Undistributed Net Investment Income	18,649
Accumulated Net Realized Losses	(78,669)
Unrealized Appreciation (Depreciation)	1,413,870
Futures Contracts	(27)
Net Assets	3,845,378

Admiral Shares—Net Assets
Applicable to 75,296,919 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,589,522
Net Asset Value Per Share—
Admiral Shares	$47.67

Institutional Shares—Net Assets
Applicable to 5,353,922 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	255,856
Net Asset Value Per Share—
Institutional Shares	$47.79

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Security will be issued after June 30, 2015, pursuant to a spin-off. Security was purchased by the fund on a when-issued basis because the issuer will be part of the benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends[1]	22,967
Interest[1]	11
Total Income	22,978
Expenses
The Vanguard Group—Note B
Investment Advisory Services	353
Management and Administrative—Admiral Shares	1,168
Management and Administrative—Institutional Shares	31
Marketing and Distribution—Admiral Shares	197
Marketing and Distribution—Institutional Shares	16
Custodian Fees	32
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,812
Net Investment Income	21,166
Realized Net Gain (Loss)
Investment Securities Sold[1]	93,039
Futures Contracts	252
Realized Net Gain (Loss)	93,291
Change in Unrealized Appreciation (Depreciation)
Investment Securities	36,960
Futures Contracts	161
Change in Unrealized Appreciation (Depreciation)	37,121

Net Increase (Decrease) in Net Assets Resulting from Operations 151,578

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $10,000, and ($5,495,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,166	36,610
Realized Net Gain (Loss)	93,291	245,731
Change in Unrealized Appreciation (Depreciation)	37,121	(65,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	151,578	217,235
Distributions
Net Investment Income
Admiral Shares	(670)	(33,432)
Institutional Shares	(46)	(2,536)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(716)	(35,968)
Capital Share Transactions
Admiral Shares	66,237	69,925
Institutional Shares	9,646	(13,029)
Net Increase (Decrease) from Capital Share Transactions	75,883	56,896
Total Increase (Decrease)	226,745	238,163
Net Assets
Beginning of Period	3,618,633	3,380,470
End of Period[1]	3,845,378	3,618,633

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $18,649,000 and ($1,801,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$45.78	$43.53	$31.16	$27.26	$27.17	$21.75
Investment Operations
Net Investment Income	.263	.463	.383	.479	.245	.231
Net Realized and Unrealized Gain (Loss)
on Investments	1.636	2.242	12.389	3.885	.089	5.424
Total from Investment Operations	1.899	2.705	12.772	4.364	.334	5.655
Distributions
Dividends from Net Investment Income	(.009)	(.455)	(.402)	(.464)	(.244)	(.235)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.009)	(.455)	(.402)	(.464)	(.244)	(.235)
Net Asset Value, End of Period	$47.67	$45.78	$43.53	$31.16	$27.26	$27.17

Total Return[1]	4.15%	6.23%	41.00%	16.03%	1.22%	25.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,590	$3,382	$3,143	$2,132	$1,857	$1,879
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.14%	1.06%	1.05%	1.59%	0.88%	0.98%
Portfolio Turnover Rate[2]	38%	40%	31%	42%	40%	46%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$45.88	$43.63	$31.22	$27.33	$27.23	$21.80
Investment Operations
Net Investment Income	.272	.481	.398	.492	.257	.257
Net Realized and Unrealized Gain (Loss)
on Investments	1.647	2.242	12.428	3.888	.088	5.432
Total from Investment Operations	1.919	2.723	12.826	4.380	.345	5.689
Distributions
Dividends from Net Investment Income	(.009)	(.473)	(.416)	(.490)	(.245)	(.259)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.009)	(.473)	(.416)	(.490)	(.245)	(.259)
Net Asset Value, End of Period	$47.79	$45.88	$43.63	$31.22	$27.33	$27.23

Total Return[1]	4.18%	6.26%	41.09%	16.05%	1.26%	26.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$256	$236	$237	$175	$149	$147
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.10%	1.09%	1.63%	0.92%	1.08%
Portfolio Turnover Rate[2]	38%	40%	31%	42%	40%	46%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Small-Cap Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $332,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Small-Cap Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,843,626	—	—
Temporary Cash Investments	40,858	1,400	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	3,884,501	1,400	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2015	10	1,250	(27)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $155,857,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $16,291,000. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $9,745,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Tax-Managed Small-Cap Fund

At June 30, 2015, the cost of investment securities for tax purposes was $2,472,014,000. Net unrealized appreciation of investment securities for tax purposes was $1,413,870,000, consisting of unrealized gains of $1,432,894,000 on securities that had risen in value since their purchase and $19,024,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $1,031,092,000 of investment securities and sold $917,936,000 of investment securities, other than temporary cash investments. Purchases and sales include $134,774,000 and $224,330,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	435,997	9,299	674,454	15,455
Issued in Lieu of Cash Distributions	518	11	25,881	574
Redeemed	(370,278)	(7,897)	(630,410)	(14,360)
Net Increase (Decrease)—Admiral Shares	66,237	1,413	69,925	1,669
Institutional Shares
Issued	27,907	587	16,798	386
Issued in Lieu of Cash Distributions	26	1	1,407	31
Redeemed	(18,287)	(382)	(31,234)	(702)
Net Increase (Decrease)—Institutional Shares	9,646	206	(13,029)	(285)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,012.17	$0.50
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,023.76	$0.50
Institutional Shares	1,000.00	1,023.82	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,041.48	$0.51
Institutional Shares	1,000.00	1,041.83	0.30
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.30	$0.50
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.10%; for the Tax-Managed Capital Appreciation Fund, 0.10% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.10% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for each fund. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays 7
Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50%
Barclays 1–15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante Chris D. McIsaac	Michael S. Miller James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082015

Semiannual Report | June 30, 2015

Vanguard Developed Markets Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	6.61%
FTSE Developed Markets ETF Shares
Market Price	6.46
Net Asset Value	6.62
Admiral™ Shares	6.63
Institutional Shares	6.63
Institutional Plus Shares	6.63
FTSE Developed ex North America Index	5.83
International Funds Average	5.91
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.42	$9.88	$0.167	$0.000
FTSE Developed Markets ETF Shares	37.85	39.68	0.694	0.000
Admiral Shares	12.17	12.76	0.223	0.000
Institutional Shares	12.18	12.77	0.224	0.000
Institutional Plus Shares	19.05	19.97	0.352	0.000

1

Chairman’s Letter

Dear Shareholder,

Developed markets outside the United States rebounded during the six months ended June 30, 2015. Aggressive monetary policies by several central banks helped stimulate ailing economies and bolstered investor confidence. Stocks from the Asia-Pacific region outpaced those of Europe and emerging markets.

Although developed markets proved resilient, they were not immune to market jitters toward the end of the period as Greece’s debt crisis intensified.

Vanguard Developed Markets Index Fund returned 6.61% for Investor Shares for the half year. The fund’s return diverged from that of its benchmark because of temporary price differences arising from fair-value pricing policies (see the box on page 6 for more detail). The fund’s result surpassed the average return of its peers.

In June, Vanguard announced important changes to your fund. With the aim of broadening its diversification, the fund will gradually transition from its current benchmark, the FTSE Developed ex North America Index to the FTSE Developed All Cap ex US Index. Over a period of several months, the fund’s holdings will expand to include small-capitalization stocks as well as the large- and mid-cap stocks it already invests in. Canadian shares will also be added.

2

U.S. stocks held onto gains despite fading at the finish

U.S. stocks traveled a choppy course en route to about a 2% return for the half year. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets.

On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts. International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. The U.S. dollar gained strength against most major currencies for the six months as a whole, trimming local-market returns when translated into dollars for U.S.-based investors. But as the dollar gave back some gains later in the period, the currency translation effect was moderated.

After bursting from the gate, bond prices lost momentum

Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

3

ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Japanese equities outshone other developed markets’ stocks

Your fund provides broad exposure to developed markets outside the United States, with stocks in Europe and the Asia-Pacific region accounting for the lion’s share of its holdings.

Expense Ratios
Your Fund Compared With Its Peer Group

FTSE
Developed
		Markets				Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.09%	0.09%	0.07%	0.06%	1.39%

The fund expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.09% for FTSE Developed Markets ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Funds.

4

Developed markets in the Asia-Pacific region, which represented about 40% of the fund’s assets, returned about 8%. Japan, the fund’s largest single country holding, returned about 15% and accounted for more than half of the fund’s total return. After two decades of little or no growth, Japan’s economy is slowly recovering. The Bank of Japan’s stimulus efforts helped boost the country’s stock market, while a weaker yen relative to the U.S. dollar has made Japanese products more attractive to consumers abroad.

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

5

Australia, the fund’s second-largest holding in the region, didn’t fare as well; slower growth in China, an important trading partner, and weaker commodity prices weighed on the country’s exports.

Bank, pharmaceutical and biotechnology, and electrical component and equipment stocks contributed most to the region’s markets. Industrial metals and mining stocks declined.

Developed markets in Europe, which represented about 60% of the fund’s holdings, returned about 4%. Europe’s growth outlook brightened and concerns about deflation receded following the European Central Bank’s launch of its massive stimulus package in the first half of the period. The central bank’s monetary policy contributed to a weaker euro, which has reduced the price of exports. Lower energy prices also helped reignite consumer demand. In the last two months of the period, European stocks slipped as the Greek debt crisis took center stage, but the decline was not enough to erase earlier gains.

Most of the larger economies, including Germany and France, produced positive single-digit returns for the period. Smaller economies, including Italy and Ireland, did even better. The United Kingdom, representing about a third of the fund’s assets in the region, returned about 3%.

Pharmaceutical and biotechnology firms, banks, and auto manufacturers and parts suppliers contributed most to the region’s return. Oil and gas producers detracted from returns. Lower oil prices earlier in

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

the period hurt results, with several large oil and gas companies forced to cut back on exploration and other development projects.

As your investment costs go down, your chance for success can go up

Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets every year, while in the other, the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

At the end of 30 years, the lower-cost portfolio has a balance of more than $530,000, while the higher-cost portfolio has a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long term—in this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns, and, by doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 16, 2015

7

Developed Markets Index Fund

Fund Profile
As of June 30, 2015
Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio[1]	0.20%	0.09%	0.09%	0.07%	0.06%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Number of Stocks	1,398	1,374	5,643
Median Market Cap	$33.6B	$35.0B	$24.8B
Price/Earnings Ratio	18.3x	18.6x	18.5x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	14.1%	14.0%	14.4%
Earnings Growth
Rate	11.0%	11.0%	11.4%
Dividend Yield	2.9%	2.8%	2.8%
Turnover Rate
(Annualized)	3%	—	—
Short-Term
Reserves	0.5%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Basic Materials	7.7%	7.7%	7.7%
Consumer Goods	18.5	18.5	15.4
Consumer Services	8.3	8.2	8.5
Financials	25.3	25.3	26.8
Health Care	9.7	9.7	8.0
Industrials	14.1	14.2	14.1
Oil & Gas	5.0	5.0	6.4
Technology	3.4	3.4	5.2
Telecommunications	4.5	4.5	4.6
Utilities	3.5	3.5	3.3

Volatility Measures
	Spliced
	Developed	FTSE Global
	ex North	All Cap
	America	ex US
	Index	Index
R-Squared	0.98	0.94
Beta	1.01	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.6%
Novartis AG	Pharmaceuticals	1.5
Roche Holding AG	Pharmaceuticals	1.4
Royal Dutch Shell plc	Integrated Oil & Gas	1.3
Toyota Motor Corp.	Automobiles	1.2
HSBC Holdings plc	Banks	1.2
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.9
BP plc	Integrated Oil & Gas	0.8
Unilever	Personal Products	0.8
Bayer AG	Specialty Chemicals	0.8
Top Ten		11.5%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.20% for Investor Shares, 0.09% for FTSE Developed Markets ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Instituional Plus Shares.

8

Developed Markets Index Fund

Market Diversification (% of equity exposure)

		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Europe
United Kingdom	19.4%	19.4%	14.7%
France	8.6	8.4	6.0
Switzerland	8.4	8.5	6.0
Germany	8.1	8.1	5.9
Spain	3.2	3.1	2.3
Netherlands	2.7	2.7	2.0
Sweden	2.7	2.7	2.1
Italy	2.3	2.3	1.8
Denmark	1.6	1.6	1.2
Belgium	1.2	1.2	0.9
Other	2.1	2.0	1.8
Subtotal	60.3%	60.0%	44.7%
Pacific
Japan	23.3%	23.5%	17.4%
Australia	6.6	6.6	4.9
South Korea	3.9	3.9	3.1
Hong Kong	3.6	3.7	2.7
Singapore	1.4	1.4	1.1
Other	0.2	0.2	0.2
Subtotal	39.0%	39.3%	29.4%
Emerging Markets	0.0%	0.0%	18.8%
North America	0.0%	0.0%	6.6%
Middle East	0.7%	0.7%	0.5%

9

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/19/2013	-4.04%	—	2.48%[1]
FTSE Developed Markets ETF
Shares	7/20/2007
Market Price		-4.19	9.94%	0.21[1]
Net Asset Value		-3.97	9.84	0.25[1]
Admiral Shares	8/17/1999	-3.97	9.84	5.35
Institutional Shares	1/4/2001	-3.95	9.87	5.40
Institutional Plus Shares	4/1/2014	-3.93	—	-0.39[1]
1 Return since inception.

10

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	5,922,315	388,368	0.7%
Westpac Banking Corp.	11,353,319	280,905	0.5%
Australia & New Zealand Banking Group Ltd.	10,028,628	248,883	0.5%
National Australia Bank Ltd.	9,514,392	244,369	0.5%
BHP Billiton Ltd.	11,675,913	238,175	0.4%
Australia—Other †		2,014,115	3.9%
		3,414,815	6.5%

Austria †		100,863	0.2%

Belgium
Anheuser-Busch InBev NV	2,902,335	349,269	0.7%
Belgium—Other †		288,699	0.5%
		637,968	1.2%
Denmark
Novo Nordisk A/S Class B	6,708,928	368,152	0.7%
Denmark—Other †		445,447	0.9%
		813,599	1.6%

Finland †		402,256	0.8%

France
Sanofi	4,106,306	406,237	0.8%
TOTAL SA	7,480,526	366,928	0.7%
BNP Paribas SA	3,554,318	215,686	0.4%
France—Other †		3,430,235	6.6%
		4,419,086	8.5%

11

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Germany
Bayer AG	3,009,996	421,521	0.8%
Daimler AG	3,476,890	316,730	0.6%
BASF SE	3,359,958	295,653	0.6%
Siemens AG	2,823,708	285,679	0.6%
Allianz SE	1,656,688	258,363	0.5%
SAP SE	3,251,834	227,877	0.4%
* Deutsche Telekom AG	11,338,611	195,481	0.4%
1 Germany—Other †		2,162,379	4.1%
		4,163,683	8.0%

Greece †		26,330	0.1%

Hong Kong
AIA Group Ltd.	43,840,588	286,659	0.5%
Hang Seng Bank Ltd.	2,789,074	54,473	0.1%
1 Hong Kong—Other †		1,555,318	3.0%
		1,896,450	3.6%

Ireland †		130,944	0.2%

Israel
Teva Pharmaceutical Industries Ltd.	3,488,202	206,425	0.4%
Osem Investments Ltd.	138,283	2,877	0.0%
Israel—Other †		135,068	0.3%
		344,370	0.7%

Italy †		1,164,600	2.2%

Japan
Toyota Motor Corp.	9,641,974	645,215	1.2%
Mitsubishi UFJ Financial Group Inc.	51,497,417	370,496	0.7%
Sumitomo Mitsui Financial Group Inc.	4,889,494	217,676	0.4%
Honda Motor Co. Ltd.	6,526,593	210,939	0.4%
SoftBank Corp.	3,425,052	201,746	0.4%
Chugai Pharmaceutical Co. Ltd.	809,527	27,923	0.1%
Hino Motors Ltd.	978,537	12,097	0.0%
Daihatsu Motor Co. Ltd.	761,819	10,843	0.0%
Japan—Other †		10,422,177	20.0%
		12,119,112	23.2%
Netherlands
Unilever NV	5,663,139	236,771	0.5%
ING Groep NV	14,047,947	233,272	0.4%
1 Netherlands—Other †		934,553	1.8%
		1,404,596	2.7%

New Zealand †		89,058	0.2%

Norway †		322,708	0.6%

12

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Portugal †		71,562	0.1%

Singapore †		707,127	1.4%

South Korea
Samsung Electronics Co. Ltd.	299,889	340,250	0.7%
South Korea—Other †		1,688,778	3.2%
		2,029,028	3.9%
Spain
* Banco Santander SA	51,880,290	364,928	0.7%
Banco Bilbao Vizcaya Argentaria SA	22,789,444	224,567	0.4%
Telefonica SA	15,572,606	221,838	0.4%
1 Spain—Other †		817,722	1.6%
		1,629,055	3.1%

Sweden †		1,409,148	2.7%

Switzerland
Nestle SA	11,603,160	837,175	1.6%
Novartis AG	7,759,512	763,229	1.5%
Roche Holding AG	2,557,389	717,070	1.4%
UBS Group AG	12,780,583	271,159	0.5%
Switzerland—Other †		1,794,063	3.4%
		4,382,696	8.4%
United Kingdom
HSBC Holdings plc	70,941,573	635,246	1.2%
BP plc	66,380,090	440,548	0.8%
Royal Dutch Shell plc Class A	14,177,812	400,870	0.8%
GlaxoSmithKline plc	17,695,781	367,933	0.7%
British American Tobacco plc	6,784,612	365,304	0.7%
Vodafone Group plc	96,694,707	352,735	0.7%
AstraZeneca plc	4,593,168	290,705	0.6%
Lloyds Banking Group plc	209,382,777	281,036	0.5%
Diageo plc	9,167,463	265,490	0.5%
Royal Dutch Shell plc Class B	8,926,703	254,150	0.5%
Barclays plc	60,876,374	249,513	0.5%
Prudential plc	9,287,425	223,825	0.4%
BT Group plc	30,461,526	215,711	0.4%
BG Group plc	12,387,216	206,309	0.4%
Reckitt Benckiser Group plc	2,311,052	199,294	0.4%
Unilever plc	4,391,157	188,554	0.4%
1 United Kingdom—Other †		5,074,140	9.7%
		10,011,363	19.2%
Total Common Stocks (Cost $47,468,223)		51,690,417	99.1%[2]

13

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	1,073,646,465	1,073,646	2.1%

[5,6]U.S. Government and Agency Obligations †			46,591	0.1%
Total Temporary Cash Investments (Cost $1,120,239)			1,120,237	2.2%[2]
[7]Total Investments (Cost $48,588,462)			52,810,654	101.3%
Other Assets and Liabilities
Other Assets[8]			548,905	1.0%
Liabilities[3]			(1,216,049)	(2.3%)
			(667,144)	(1.3%)
Net Assets			52,143,510	100.0%

At June 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				49,901,780
Undistributed Net Investment Income				15,317
Accumulated Net Realized Losses				(1,980,094)
Unrealized Appreciation (Depreciation)
Investment Securities				4,222,192
Futures Contracts				(12,161)
Forward Currency Contracts				(729)
Foreign Currencies				(2,795)
Net Assets				52,143,510

Investor Shares—Net Assets
Applicable to 121,807,306 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,202,932
Net Asset Value Per Share—Investor Shares				$9.88

Admiral Shares—Net Assets
Applicable to 569,242,528 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,262,203
Net Asset Value Per Share—Admiral Shares				$12.76

Institutional Shares—Net Assets
Applicable to 658,282,014 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				8,408,005
Net Asset Value Per Share—Institutional Shares				$12.77

14

Developed Markets Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 372,869,793 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,445,506
Net Asset Value Per Share—Institutional Plus Shares	$19.97

ETF Shares—Net Assets
Applicable to 701,236,649 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,824,864
Net Asset Value Per Share—ETF Shares	$39.68

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $67,197,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 1.5%, respectively, of net assets.
3 Includes $544,027,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $20,695,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,216,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $502,477,000.
8 Cash of $500,000 has been segregated as collateral for open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends[1]	946,511
Interest[2]	128
Securities Lending	25,415
Total Income	972,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,722
Management and Administrative—Investor Shares	1,065
Management and Administrative—Admiral Shares	1,856
Management and Administrative—Institutional Shares	1,472
Management and Administrative—Institutional Plus Shares	1,041
Management and Administrative—ETF Shares	6,644
Marketing and Distribution—Investor Shares	116
Marketing and Distribution—Admiral Shares	533
Marketing and Distribution—Institutional Shares	539
Marketing and Distribution—Institutional Plus Shares	353
Marketing and Distribution—ETF Shares	2,250
Custodian Fees	2,696
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	28
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—Institutional Plus Shares	2
Shareholders’ Reports—ETF Shares	215
Trustees’ Fees and Expenses	15
Total Expenses	20,572
Net Investment Income	951,482
Realized Net Gain (Loss)
Investment Securities Sold	509,947
Futures Contracts	24,578
Foreign Currencies and Forward Currency Contracts	(5,815)
Realized Net Gain (Loss)	528,710
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,495,359
Futures Contracts	(19,706)
Foreign Currencies and Forward Currency Contracts	5,318
Change in Unrealized Appreciation (Depreciation)	1,480,971
Net Increase (Decrease) in Net Assets Resulting from Operations	2,961,163
1 Dividends are net of foreign withholding taxes of $83,519,000.
2 Interest income from an affiliated company of the fund was $109,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	951,482	1,297,290
Realized Net Gain (Loss)	528,710	151,536
Change in Unrealized Appreciation (Depreciation)	1,480,971	(4,259,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,961,163	(2,810,771)
Distributions
Net Investment Income
Investor Shares	(21,624)	(35,479)
Admiral Shares	(125,242)	(165,209)
Institutional Shares	(142,336)	(200,275)
Institutional Plus Shares	(126,060)	(139,232)
ETF Shares	(474,798)	(771,236)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(890,060)	(1,311,431)
Capital Share Transactions
Investor Shares	(191,543)	1,460,710
Admiral Shares	917,620	4,563,205
Institutional Shares	302,095	7,942,013
Institutional Plus Shares	1,245,334	6,469,745
ETF Shares	2,583,953	7,338,607
Net Increase (Decrease) from Capital Share Transactions	4,857,459	27,774,280
Total Increase (Decrease)	6,928,562	23,652,078
Net Assets
Beginning of Period	45,214,948	21,562,870
End of Period[1]	52,143,510	45,214,948

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $15,317,000 and ($41,949,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	Dec. 19,
	Ended	Ended	2013[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	.179	. 337	. 008
Net Realized and Unrealized Gain (Loss) on Investments	.448	(.919)	.332
Total from Investment Operations	.627	(.582)	.340
Distributions
Dividends from Net Investment Income	(.167)	(.338)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.167)	(.338)	—
Net Asset Value, End of Period	$9.88	$9.42	$10.34

Total Return[2]	6.61%	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,203	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	3.72%	3.22%	2.80%[3]
Portfolio Turnover Rate [4]	3%	4%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.17	$13.35	$11.26	$9.79	$11.58	$10.95
Investment Operations
Net Investment Income	.239	.450	.353	.332	.342	.278
Net Realized and Unrealized Gain (Loss)
on Investments	.574	(1.180)	2.085	1.474	(1.794)	.634
Total from Investment Operations	.813	(.730)	2.438	1.806	(1.452)	.912
Distributions
Dividends from Net Investment Income	(. 223)	(. 450)	(. 348)	(. 336)	(. 338)	(. 282)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 223)	(. 450)	(. 348)	(. 336)	(. 338)	(. 282)
Net Asset Value, End of Period	$12.76	$12.17	$13.35	$11.26	$9.79	$11.58

Total Return[1]	6.63%	-5.66%	22.06%	18.56%	-12.51%	8.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,262	$6,068	$2,060	$1,425	$1,229	$1,476
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.83%	3.33%	2.91%	3.40%	3.31%	2.70%
Portfolio Turnover Rate[2]	3%	4%	13%	7%	5%	6%

The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011, and prior periods’ Financial Highlights are for the Investor Share class. The Investor Shares recommenced on December 19, 2013, and are presented separately.

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.18	$13.37	$11.27	$9.79	$11.60	$10.96
Investment Operations
Net Investment Income	.240	.452	.356	.336	.347	.289
Net Realized and Unrealized Gain (Loss)
on Investments	.574	(1.190)	2.094	1.483	(1.813)	.644
Total from Investment Operations	.814	(.738)	2.450	1.819	(1.466)	.933
Distributions
Dividends from Net Investment Income	(. 224)	(. 452)	(. 350)	(. 339)	(. 344)	(. 293)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 224)	(. 452)	(. 350)	(. 339)	(. 344)	(. 293)
Net Asset Value, End of Period	$12.77	$12.18	$13.37	$11.27	$9.79	$11.60

Total Return[1]	6.63%	-5.72%	22.15%	18.70%	-12.62%	8.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,408	$7,743	$482	$332	$294	$253
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.85%	3.35%	2.93%	3.43%	3.35%	2.80%
Portfolio Turnover Rate[2]	3%	4%	13%	7%	5%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	April 1,
	Ended	2014[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014
Net Asset Value, Beginning of Period	$19.05	$20.90
Investment Operations
Net Investment Income	. 378	. 438
Net Realized and Unrealized Gain (Loss) on Investments	.894	(1.798)
Total from Investment Operations	1.272	(1.360)
Distributions
Dividends from Net Investment Income	(.352)	(.490)
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 352)	(. 490)
Net Asset Value, End of Period	$19.97	$19.05

Total Return	6.63%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,446	$5,918
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	3.86%	2.92%[2]
Portfolio Turnover Rate [3]	3%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$37.85	$41.53	$35.02	$30.44	$36.04	$34.06
Investment Operations
Net Investment Income	.743	1.395	1.099	1.035	1.067	.887
Net Realized and Unrealized Gain (Loss)
on Investments	1.781	(3.681)	6.494	4.591	(5.609)	1.990
Total from Investment Operations	2.524	(2.286)	7.593	5.626	(4.542)	2.877
Distributions
Dividends from Net Investment Income	(.694)	(1.394)	(1.083)	(1.046)	(1.058)	(.897)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.694)	(1.394)	(1.083)	(1.046)	(1.058)	(.897)
Net Asset Value, End of Period	$39.68	$37.85	$41.53	$35.02	$30.44	$36.04

Total Return	6.62%	-5.71%	22.12%	18.60%	-12.57%	8.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,825	$24,155	$19,021	$10,979	$6,435	$5,414
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.83%	3.33%	2.91%	3.40%	3.31%	2.76%
Portfolio Turnover Rate[1]	3%	4%	13%	7%	5%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund (formerly known as Vanguard Tax-Managed International Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

23

Developed Markets Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

24

Developed Markets Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

25

Developed Markets Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $4,690,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.88% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	69,277	51,619,701	1,439
Temporary Cash Investments	1,073,646	46,591	—
Futures Contracts—Assets[1]	505	—	—
Futures Contracts—Liabilities[1]	(2,050)	—	—
Forward Currency Contracts—Assets	—	1,411	—
Forward Currency Contracts—Liabilities	—	(2,140)	—
Total	1,141,378	51,665,563	1,439
1 Represents variation margin on the last day of the reporting period.

26

Developed Markets Index Fund

D. At June 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	505	1,411	1,916
Liabilities	(2,050)	(2,140)	(4,190)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	24,578	—	24,578
Forward Currency Contracts	—	(1,659)	(1,659)
Realized Net Gain (Loss) on Derivatives	24,578	(1,659)	22,919

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(19,706)	—	(19,706)
Forward Currency Contracts	—	3,266	3,266
Change in Unrealized Appreciation (Depreciation) on Derivatives	(19,706)	3,266	(16,440)

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2015	3,021	115,656	(5,567)
Topix Index	September 2015	716	95,406	(1,646)
FTSE 100 Index	September 2015	794	81,093	(3,472)
S&P ASX 200 Index	September 2015	384	39,822	(1,476)
				(12,161)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At June 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

27

Developed Markets Index Fund

						Unrealized
	Contract			Contract Amount (000)		Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	9/23/15	EUR	97,790	USD	109,570	(414)
Morgan Stanley Capital Services LLC	9/15/15	JPY	10,796,085	USD	87,235	1,071
BNP Paribas	9/15/15	JPY	10,175,399	USD	83,006	223
Bank of America, N.A.	9/23/15	GBP	48,461	USD	76,380	(282)
Citibank, N.A.	9/23/15	GBP	46,306	USD	72,707	6
Goldman Sachs International	9/22/15	AUD	48,794	USD	37,496	(24)
The Toronto-Dominion Bank	9/22/15	AUD	41,556	USD	32,087	(173)
BNP Paribas	9/23/15	EUR	7,301	USD	8,223	(73)
Deutsche Bank AG	9/15/15	USD	74,740	JPY	9,252,989	(944)
Deutsche Bank AG	9/23/15	USD	65,045	GBP	41,352	111
Bank of America, N.A.	9/22/15	USD	28,146	AUD	36,948	(230)
						(729)

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized net foreign currency losses of $4,156,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended June 30, 2015, the fund realized $554,474,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $1,954,319,000 to offset future net capital gains. Of this amount, $1,602,178,000 is subject to expiration dates; $820,581,000 may be used to offset future net capital gains through December 31, 2015, $408,342,000 through December 31, 2016, and $373,255,000 through December 31, 2017. Capital losses of $352,141,000 realized beginning in fiscal 2011 may be carried forward indefinitely

28

Developed Markets Index Fund

under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $48,647,177,000. Net unrealized appreciation of investment securities for tax purposes was $4,163,477,000, consisting of unrealized gains of $7,841,300,000 on securities that had risen in value since their purchase and $3,677,823,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $6,821,784,000 of investment securities and sold $2,028,040,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,048,370,000 and $1,312,690,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	150,789	15,078	230,538	22,845
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	1,677,834	163,039
Issued in Lieu of Cash Distributions	18,402	1,808	30,334	2,969
Redeemed	(360,734)	(36,386)	(477,996)	(47,556)
Net Increase (Decrease)—Investor Shares	(191,543)	(19,500)	1,460,710	141,297
Admiral Shares
Issued	1,592,688	123,415	2,081,872	160,055
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	3,262,803	245,296
Issued in Lieu of Cash Distributions	105,742	8,038	139,153	10,618
Redeemed	(780,810)	(60,816)	(920,623)	(71,618)
Net Increase (Decrease)—Admiral Shares	917,620	70,637	4,563,205	344,351
Institutional Shares
Issued	1,255,748	97,342	2,221,853	171,218
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	7,326,183	550,218
Issued in Lieu of Cash Distributions	132,164	10,037	183,800	13,958
Redeemed	(1,085,817)	(84,655)	(1,789,823)	(135,930)
Net Increase (Decrease)—Institutional Shares	302,095	22,724	7,942,013	599,464

29

Developed Markets Index Fund

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[2]
Issued	2,002,170	99,504	1,913,447	92,578
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	5,176,319	248,740
Issued in Lieu of Cash Distributions	119,016	5,781	134,325	6,537
Redeemed	(875,852)	(43,123)	(754,346)	(37,147)
Net Increase (Decrease)—Institutional Plus Shares	1,245,334	62,162	6,469,745	310,708
ETF Shares
Issued	3,637,815	89,053	7,338,607	180,138
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,053,862)	(26,000)	—	—
Net Increase (Decrease)—ETF Shares	2,583,953	63,053	7,338,607	180,138

1 Effective April 4, 2014, Vanguard Developed Markets Index Fund merged into Vanguard Tax-Managed International Fund, and the combined fund was renamed Vanguard Developed Markets Index Fund.

2 Inception was April 1, 2014, for Institutional Plus Shares.

H. On April 4, 2014, Vanguard Tax-Managed International Fund acquired all of the net assets of Vanguard Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 1,207,293,000 shares of Vanguard Tax-Managed International Fund for the 930,508,000 shares of Vanguard Developed Markets Index Fund outstanding on April 4, 2014. Each class of shares of Vanguard Developed Markets Index Fund was exchanged for the like class of shares of Vanguard Tax-Managed International Fund. Vanguard Developed Markets Index Fund’s net assets of $17,443,139,000, including $3,320,421,000 of unrealized appreciation, were combined with Vanguard Tax-Managed International Fund’s net assets of $24,394,239,000, resulting in combined net assets of $41,837,378,000 on April 4, 2014. Immediately following the merger, Vanguard Tax-Managed International Fund was renamed Vanguard Developed Markets Index Fund.

I. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,066.09	$1.02
FTSE Developed Markets ETF Shares	1,000.00	1,066.24	0.46
Admiral Shares	1,000.00	1,066.31	0.46
Institutional Shares	1,000.00	1,066.33	0.36
Institutional Plus Shares	1,000.00	1,066.28	0.31
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
FTSE Developed Markets ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.45	0.35
Institutional Plus Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.09% for FTSE Developed Markets ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

34

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex North America Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index thereafter. Benchmark returns are adjusted for withholding taxes.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante Chris D. McIsaac	Michael S. Miller James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

		Market
		Value
	Shares	($000)

Common Stocks (99.1%)[1]
Australia (6.5%)
Commonwealth Bank of Australia	5,922,315	388,368
Westpac Banking Corp.	11,353,319	280,905
Australia & New Zealand Banking Group Ltd.	10,028,628	248,883
National Australia Bank Ltd.	9,514,392	244,369
BHP Billiton Ltd.	11,675,913	238,175
Wesfarmers Ltd.	4,072,239	122,465
CSL Ltd.	1,701,862	113,457
Woolworths Ltd.	4,608,636	95,764
Telstra Corp. Ltd.	15,677,612	74,195
Macquarie Group Ltd.	1,104,148	69,181
Woodside Petroleum Ltd.	2,607,240	68,797
Rio Tinto Ltd.	1,542,399	63,804
Scentre Group	18,801,925	54,313
QBE Insurance Group Ltd.	4,981,651	52,457
Transurban Group	6,965,510	49,940
AMP Ltd.	10,660,324	49,467
Westfield Corp.	7,030,646	49,381
Suncorp Group Ltd.	4,681,102	48,431
Amcor Ltd.	4,391,285	46,405
Brambles Ltd.	5,651,384	46,102
Insurance Australia Group Ltd.	8,519,321	36,628
Origin Energy Ltd.	3,954,795	36,500
Goodman Group	6,377,758	30,803
Aurizon Holdings Ltd.	7,459,014	29,466
AGL Energy Ltd.	2,454,667	29,404
* Newcrest Mining Ltd.	2,775,761	27,950
Stockland	8,592,027	27,131
Federation Centres	11,928,262	26,840
* South32 Ltd.	19,358,877	26,736
APA Group	4,053,851	25,748
Caltex Australia Ltd.	982,250	24,112
Sonic Healthcare Ltd.	1,462,421	24,081
Oil Search Ltd.	4,265,366	23,445
Lend Lease Group	1,984,991	22,951
Ramsay Health Care Ltd.	469,949	22,261
Orica Ltd.	1,351,037	22,177
Santos Ltd.	3,641,105	21,984
James Hardie Industries plc	1,621,328	21,580
ASX Ltd.	696,665	21,426
GPT Group	6,427,264	21,189
Dexus Property Group	3,491,579	19,647
Mirvac Group	13,323,918	18,982
Asciano Ltd.	3,543,318	18,157
Incitec Pivot Ltd.	6,095,373	18,071
Computershare Ltd.	1,798,899	16,202
Bendigo & Adelaide Bank Ltd.	1,649,946	15,601
Tatts Group Ltd.	5,313,647	15,236
Sydney Airport	3,950,087	15,157
Coca-Cola Amatil Ltd.	1,971,989	13,910
* Medibank Pvt Ltd.	8,927,844	13,834
Aristocrat Leisure Ltd.	2,305,410	13,595
Seek Ltd.	1,251,507	13,562
Bank of Queensland Ltd.	1,333,723	13,123
Crown Resorts Ltd.	1,378,108	12,949
Cochlear Ltd.	207,148	12,801
Boral Ltd.	2,839,579	12,792
Challenger Ltd.	2,098,357	10,877
Tabcorp Holdings Ltd.	3,005,753	10,536
Alumina Ltd.	8,879,830	10,453
Ansell Ltd.	554,590	10,288
Echo Entertainment Group Ltd.	2,984,178	10,018

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Qantas Airways Ltd.	4,030,563	9,794
	Iluka Resources Ltd.	1,542,700	9,123
	Treasury Wine Estates Ltd.	2,368,400	9,095
^	Fortescue Metals Group Ltd.	5,841,173	8,603
	Healthscope Ltd.	3,905,069	8,177
	IOOF Holdings Ltd.	1,091,357	7,558
	TPG Telecom Ltd.	1,039,088	7,177
	Orora Ltd.	4,351,553	7,011
	WorleyParsons Ltd.	871,417	6,996
	ALS Ltd.	1,507,496	6,793
	AusNet Services	6,302,762	6,780
	Harvey Norman Holdings Ltd.	1,926,588	6,690
	DuluxGroup Ltd.	1,410,314	6,215
*	CIMIC Group Ltd.	367,027	6,149
	Recall Holdings Ltd.	1,127,564	6,018
	Perpetual Ltd.	159,012	5,921
	Downer EDI Ltd.	1,582,827	5,826
	REA Group Ltd.	191,208	5,768
	Fairfax Media Ltd.	8,799,267	5,524
	Adelaide Brighton Ltd.	1,651,218	5,483
	Flight Centre Travel Group Ltd.	203,391	5,346
	CSR Ltd.	1,835,596	5,149
^	Sims Metal Management Ltd.	617,699	4,941
	Platinum Asset Management Ltd.	851,224	4,906
	BlueScope Steel Ltd.	2,080,906	4,802
	Shopping Centres Australasia Property Group	2,414,330	3,962
	Macquarie Atlas Roads Group	1,505,549	3,689
	Nufarm Ltd.	645,306	3,595
	OZ Minerals Ltd.	1,102,607	3,381
	Seven West Media Ltd.	4,144,720	3,256
^	Metcash Ltd.	3,487,799	2,968
*,^	Whitehaven Coal Ltd.	2,075,019	2,098
	GWA Group Ltd.	957,400	1,678
	New Hope Corp. Ltd.	878,227	1,281
*	BGP Holdings PLC	7,179,555	—
			3,414,815
Austria (0.2%)
*	Erste Group Bank AG	1,062,957	30,285
^	voestalpine AG	407,481	16,983
	ANDRITZ AG	265,193	14,685
^	OMV AG	523,099	14,401
*	IMMOFINANZ AG	3,428,999	8,099
*,^	Raiffeisen Bank International AG	425,822	6,196
	Vienna Insurance Group AG Wiener Versicherung Gruppe	139,569	4,796
^	Verbund AG	240,587	3,501
	Telekom Austria AG	289,978	1,917
			100,863
Belgium (1.2%)
	Anheuser-Busch InBev NV	2,902,335	349,269
	KBC Groep NV	1,000,438	67,068
	UCB SA	442,416	31,812
	Delhaize Group SA	373,399	30,371
	Ageas	734,161	28,326
	Solvay SA Class A	204,753	28,208
	Groupe Bruxelles Lambert SA	281,362	22,688
	Umicore SA	392,710	18,648
	Proximus	508,696	18,001
	RTL Group SA	140,752	12,724
	Colruyt SA	239,663	10,751
*	Telenet Group Holding NV	186,436	10,144
	bpost SA	362,092	9,958
			637,968

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Denmark (1.6%)
	Novo Nordisk A/S Class B	6,708,928	368,152
	Danske Bank A/S	2,863,494	84,178
	Pandora A/S	405,028	43,461
	AP Moeller - Maersk A/S Class B	23,807	43,044
	Vestas Wind Systems A/S	807,895	40,268
	Novozymes A/S	810,815	38,522
	Carlsberg A/S Class B	384,502	34,838
	AP Moeller - Maersk A/S Class A	16,344	28,664
	Coloplast A/S Class B	366,094	24,010
	TDC A/S	2,911,535	21,343
	DSV A/S	618,031	20,012
	ISS A/S	582,277	19,178
	Chr Hansen Holding A/S	312,050	15,216
*	Jyske Bank A/S	257,263	12,919
*	Tryg A/S	430,338	8,973
*	William Demant Holding A/S	88,194	6,722
*	H Lundbeck A/S	213,013	4,099
			813,599
Finland (0.8%)
	Nokia Oyj	13,624,370	92,877
	Sampo Oyj Class A	1,710,690	80,620
	Kone Oyj Class B	1,380,192	56,022
	UPM-Kymmene Oyj	1,932,689	34,201
	Fortum Oyj	1,618,682	28,756
	Wartsila OYJ Abp	565,984	26,520
	Stora Enso Oyj	2,085,291	21,490
	Nokian Renkaat Oyj	485,583	15,214
	Metso Oyj	485,933	13,355
	Orion Oyj Class B	363,816	12,744
	Neste Oyj	465,629	11,878
	Kesko Oyj Class B	246,373	8,579
			402,256
France (8.5%)
	Sanofi	4,106,306	406,237
	TOTAL SA	7,480,526	366,928
	BNP Paribas SA	3,554,318	215,686
	AXA SA	7,011,331	177,751
	LVMH Moet Hennessy Louis Vuitton SE	911,510	160,253
	Schneider Electric SE	2,011,348	139,264
	Airbus Group SE	2,016,840	131,372
	Danone SA	2,028,125	131,371
	Societe Generale SA	2,629,041	123,365
^	Vivendi SA	4,226,565	107,172
	Orange SA	6,554,664	101,298
	Vinci SA	1,696,673	98,471
	GDF Suez	5,174,964	96,350
	Air Liquide SA	700,707	88,913
	L'Oreal SA	495,727	88,696
	Essilor International SA	724,234	86,764
^	Pernod Ricard SA	714,630	82,613
	Cie de Saint-Gobain	1,643,970	74,211
	Cie Generale des Etablissements Michelin	680,944	71,652
	Air Liquide SA (Prime de fidelite)	545,732	69,248
	Safran SA	1,015,331	69,001
	L'Oreal SA Loyalty Line	368,925	66,009
	Renault SA	625,580	65,591
	Carrefour SA	2,002,304	64,341
	Legrand SA	966,488	54,396
	Publicis Groupe SA	707,070	52,410
	Cap Gemini SA	568,054	50,396
	Kering	270,952	48,443
	Valeo SA	282,460	44,680
	Credit Agricole SA	2,790,574	41,663

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Accor SA	733,984	37,147
	Christian Dior SE	188,570	36,916
*	Alcatel-Lucent	10,064,455	36,708
	SES SA	1,080,443	36,322
	Veolia Environnement SA	1,694,407	34,692
	Dassault Systemes	461,742	33,520
	Hermes International	88,245	32,949
	Sodexo SA	328,986	31,319
*	Peugeot SA	1,378,873	28,435
	Klepierre	644,905	28,434
	Bouygues SA	683,331	25,689
	Natixis SA	3,395,158	24,504
	Groupe Eurotunnel SE	1,674,472	24,279
	Technip SA	390,510	24,202
	Atos SE	318,729	23,817
^	Ingenico Group	196,086	23,069
	Zodiac Aerospace	698,794	22,762
	Thales SA	369,883	22,349
	Lafarge SA (Paris Shares)	337,309	22,302
*	Alstom SA	784,728	22,290
	Suez Environnement Co.	1,173,887	21,915
	Bureau Veritas SA	937,707	21,616
	Lafarge SA	326,764	21,605
*	Numericable-SFR SAS	371,367	19,756
	Eutelsat Communications SA	595,904	19,250
	Bollore SA	3,558,685	19,037
	STMicroelectronics NV	2,295,446	18,793
	Iliad SA	84,493	18,786
	Edenred	732,828	18,107
	SCOR SE	511,052	18,072
	Arkema SA	247,315	17,878
	Rexel SA	1,072,845	17,312
	Electricite de France SA	721,365	16,136
	Casino Guichard Perrachon SA	208,549	15,829
	Societe BIC SA	98,188	15,662
	Gecina SA	124,549	15,364
	Credit Agricole SA Loyalty Line	951,298	14,203
	Wendel SA	110,494	13,577
	Lagardere SCA	410,105	12,000
^	JCDecaux SA	284,585	11,901
	Aeroports de Paris	104,255	11,777
	Fonciere Des Regions	130,187	11,076
	CNP Assurances	599,083	10,027
	Eurazeo SA	150,052	9,967
	Imerys SA	122,341	9,385
	ICADE	128,020	9,157
	SEB SA	96,360	9,002
	Vallourec SA	425,430	8,691
	Eiffage SA	147,232	8,198
	Ipsen SA	123,848	6,865
	Societe Television Francaise 1	382,958	6,588
	Remy Cointreau SA	85,196	6,155
	BioMerieux	51,142	5,454
	Electricite de France SA Loyalty Line	229,038	5,123
	Euler Hermes Group	47,572	4,783
*,^	Air France-KLM	537,031	3,789
			4,419,086
Germany (8.0%)
	Bayer AG	3,009,996	421,521
	Daimler AG	3,476,890	316,730
	BASF SE	3,359,958	295,653
	Siemens AG	2,823,708	285,679
	Allianz SE	1,656,688	258,363
	SAP SE	3,251,834	227,877

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Deutsche Telekom AG	11,338,611	195,481
	Deutsche Bank AG	5,020,864	150,961
	Volkswagen AG Preference Shares	558,605	129,641
	Bayerische Motoren Werke AG	1,182,489	129,500
	Linde AG	673,350	127,609
	Deutsche Post AG	3,459,222	101,076
	Continental AG	392,899	93,030
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	520,987	92,368
	Fresenius SE & Co. KGaA	1,426,543	91,593
	E.ON SE	6,746,485	89,961
	Henkel AG & Co. KGaA Preference Shares	631,195	70,830
	Fresenius Medical Care AG & Co. KGaA	768,122	63,590
	adidas AG	739,276	56,565
	Deutsche Boerse AG	669,643	55,465
	Infineon Technologies AG	4,082,914	50,667
*	Commerzbank AG	3,781,927	48,347
	Porsche Automobil Holding SE Preference Shares	557,367	46,995
	Merck KGaA	469,917	46,846
	Henkel AG & Co. KGaA	425,345	40,559
	HeidelbergCement AG	511,635	40,551
	ThyssenKrupp AG	1,544,283	40,174
	ProSiebenSat.1 Media AG	775,008	38,281
	RWE AG	1,760,179	37,859
	Brenntag AG	562,098	32,254
	Beiersdorf AG	363,025	30,418
	K&S AG	695,334	29,321
	GEA Group AG	643,954	28,729
	Deutsche Wohnen AG	1,225,356	28,093
	Symrise AG	442,257	27,467
	HUGO BOSS AG	233,521	26,107
	Volkswagen AG	107,091	24,797
	Hannover Rueck SE	219,290	21,224
*	QIAGEN NV	843,799	20,738
	LANXESS AG	332,943	19,644
	United Internet AG	430,116	19,117
	METRO AG	599,996	18,950
	MTU Aero Engines AG	184,996	17,411
	Wirecard AG	417,077	15,963
	Evonik Industries AG	389,767	14,883
	OSRAM Licht AG	308,073	14,739
	MAN SE	128,191	13,207
*,2	Zalando SE	381,864	12,760
	Telefonica Deutschland Holding AG	1,947,365	11,218
*	Deutsche Lufthansa AG	841,384	10,856
	Fuchs Petrolub SE Preference Shares	255,322	10,796
*	Kabel Deutschland Holding AG	77,022	10,307
	Fraport AG Frankfurt Airport Services Worldwide	134,067	8,421
	Axel Springer SE	151,110	7,936
	HOCHTIEF AG	93,247	7,229
	Fielmann AG	91,577	6,224
	Wacker Chemie AG	54,183	5,598
*	Hella KGaA Hueck & Co.	113,559	5,469
	Celesio AG	169,874	4,925
^	Suedzucker AG	287,708	4,792
^	FUCHS PETROLUB SE	119,366	4,557
	Talanx AG	136,742	4,197
	Puma SE	9,846	1,564
			4,163,683
Greece (0.1%)
	Hellenic Telecommunications Organization SA	881,353	7,428
	OPAP SA	753,806	6,012
*	National Bank of Greece SA	4,116,669	4,532
*	Alpha Bank AE	13,813,358	4,167
*	Piraeus Bank SA	7,951,445	2,935

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	National Bank of Greece SA ADR	1,195,823	1,256
			26,330
Hong Kong (3.6%)
	AIA Group Ltd.	43,840,588	286,659
	Hong Kong Exchanges and Clearing Ltd.	4,287,450	151,066
*	CK Hutchison Holdings Ltd.	10,252,212	150,728
	Sun Hung Kai Properties Ltd.	6,057,839	98,033
*	Cheung Kong Property Holdings Ltd.	10,251,946	85,041
	Hang Seng Bank Ltd.	2,789,074	54,473
	BOC Hong Kong Holdings Ltd.	13,082,849	54,451
	Hong Kong & China Gas Co. Ltd.	24,830,332	52,028
	Jardine Matheson Holdings Ltd.	888,744	50,385
	Link REIT	8,312,057	48,642
	CLP Holdings Ltd.	5,607,559	47,659
	Power Assets Holdings Ltd.	4,817,716	43,925
	Hongkong Land Holdings Ltd.	4,289,953	35,180
	Wharf Holdings Ltd.	4,953,952	32,922
	Galaxy Entertainment Group Ltd.	7,740,248	30,798
	Sands China Ltd.	8,778,289	29,502
	Swire Pacific Ltd. Class A	2,107,965	26,470
	Henderson Land Development Co. Ltd.	3,732,433	25,515
	Want Want China Holdings Ltd.	24,034,090	25,376
	New World Development Co. Ltd.	19,381,740	25,325
	Jardine Strategic Holdings Ltd.	818,934	24,774
	China Mengniu Dairy Co. Ltd.	4,927,623	24,554
	Hang Lung Properties Ltd.	8,210,484	24,401
	MTR Corp. Ltd.	5,045,011	23,472
	Bank of East Asia Ltd.	4,207,843	18,383
	Sino Land Co. Ltd.	10,885,152	18,169
	Cheung Kong Infrastructure Holdings Ltd.	2,173,671	16,873
	Li & Fung Ltd.	20,940,826	16,601
	Samsonite International SA	4,652,489	16,063
	Wheelock & Co. Ltd.	2,971,305	15,162
	Techtronic Industries Co. Ltd.	4,566,949	14,932
	AAC Technologies Holdings Inc.	2,617,030	14,758
	Tingyi Cayman Islands Holding Corp.	6,928,851	14,136
	Swire Properties Ltd.	4,328,136	13,804
	Hysan Development Co. Ltd.	2,338,584	10,127
	Yue Yuen Industrial Holdings Ltd.	3,009,567	10,067
*,^	Goldin Financial Holdings Ltd.	7,583,987	9,753
*	Semiconductor Manufacturing International Corp.	86,660,089	9,446
	Kerry Properties Ltd.	2,333,424	9,147
	Cathay Pacific Airways Ltd.	3,711,101	9,118
^	Prada SPA	1,860,724	8,945
	PCCW Ltd.	14,636,278	8,730
	ASM Pacific Technology Ltd.	869,664	8,606
*,2	WH Group Ltd.	11,719,009	7,976
	VTech Holdings Ltd.	574,215	7,615
	Esprit Holdings Ltd.	7,826,471	7,325
	NWS Holdings Ltd.	5,045,324	7,293
^	Sun Art Retail Group Ltd.	8,039,387	7,235
	SJM Holdings Ltd.	6,642,211	7,182
	Hopewell Holdings Ltd.	1,960,687	7,179
	First Pacific Co. Ltd.	8,457,738	7,129
*,^	Brightoil Petroleum Holdings Ltd.	12,445,536	6,411
	Wynn Macau Ltd.	3,746,041	6,242
	Television Broadcasts Ltd.	1,039,849	6,172
	New World China Land Ltd.	9,335,519	5,506
	Shangri-La Asia Ltd.	3,867,753	5,393
	FIH Mobile Ltd.	8,494,964	5,137
	Champion REIT	8,413,556	4,622
	L'Occitane International SA	1,594,961	4,546
	MGM China Holdings Ltd.	2,747,071	4,486
*	Global Brands Group Holding Ltd.	20,602,428	4,330

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Uni-President China Holdings Ltd.	4,633,722	4,271
^	Chow Tai Fook Jewellery Group Ltd.	3,964,417	4,270
	Cafe de Coral Holdings Ltd.	1,172,690	4,235
	Johnson Electric Holdings Ltd.	1,299,864	4,184
	Huabao International Holdings Ltd.	6,932,015	4,167
	China Travel International Investment Hong Kong Ltd.	9,431,704	4,140
^	Melco International Development Ltd.	2,912,460	4,112
	Orient Overseas International Ltd.	715,805	3,654
	Shun Tak Holdings Ltd.	6,557,228	3,625
	Xinyi Glass Holdings Ltd.	6,827,077	3,625
	Dah Sing Financial Holdings Ltd.	540,220	3,541
	Shui On Land Ltd.	12,235,020	3,468
	Great Eagle Holdings Ltd.	906,688	3,377
^	Xinyi Solar Holdings Ltd.	8,050,978	3,335
	Lifestyle International Holdings Ltd.	1,670,530	3,099
	Kerry Logistics Network Ltd.	1,954,362	3,087
	Shougang Fushan Resources Group Ltd.	12,885,711	3,005
*,^	China Oceanwide Holdings Ltd.	15,756,104	3,002
*	United Co. RUSAL plc	5,959,435	2,956
	Melco Crown Entertainment Ltd.	487,402	2,933
	Dah Sing Banking Group Ltd.	1,298,984	2,839
	Texwinca Holdings Ltd.	2,233,930	2,373
	Towngas China Co. Ltd.	2,403,066	2,195
^	SA Sa International Holdings Ltd.	3,532,227	1,912
*,^	Macau Legend Development Ltd.	5,652,505	1,842
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,390,435	1,823
	Hopewell Highway Infrastructure Ltd.	3,336,160	1,639
	Kowloon Development Co. Ltd.	1,214,266	1,532
*,^	China Huarong Energy Co. Ltd.	13,892,460	1,201
	Parkson Retail Group Ltd.	4,935,617	1,030
			1,896,450
Ireland (0.2%)
*	Bank of Ireland	100,406,786	40,645
	Kerry Group plc Class A	531,069	39,395
	Ryanair Holdings plc ADR	327,806	23,389
	Smurfit Kappa Group plc	837,507	23,083
	Ryanair Holdings plc	335,174	4,432
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			130,944
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	3,488,202	206,425
	Bank Hapoalim BM	3,577,685	19,255
*	Bank Leumi Le-Israel BM	4,547,188	19,214
	Bezeq The Israeli Telecommunication Corp. Ltd.	7,461,822	12,707
	NICE-Systems Ltd.	196,356	12,471
	Israel Chemicals Ltd.	1,609,784	11,243
*	Israel Discount Bank Ltd. Class A	3,770,233	7,231
	Elbit Systems Ltd.	86,044	6,753
	Frutarom Industries Ltd.	129,279	5,421
	Azrieli Group	130,991	5,228
	Mizrahi Tefahot Bank Ltd.	411,636	5,101
	Delek Group Ltd.	16,656	4,911
	Gazit-Globe Ltd.	314,269	3,746
	Israel Corp. Ltd.	8,299	2,929
	Osem Investments Ltd.	138,283	2,877
	Paz Oil Co. Ltd.	17,045	2,687
	First International Bank Of Israel Ltd.	156,532	2,230
*	Strauss Group Ltd.	113,807	1,845
	Harel Insurance Investments & Financial Services Ltd.	388,117	1,763
	Melisron Ltd.	46,012	1,645
	Shikun & Binui Ltd.	711,472	1,597
*	Oil Refineries Ltd.	3,662,436	1,316
*	Clal Insurance Enterprises Holdings Ltd.	70,027	1,146
	Delek Automotive Systems Ltd.	100,445	1,123

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Kenon Holdings Ltd.	56,151	1,121
	Migdal Insurance & Financial Holding Ltd.	753,034	874
*	Partner Communications Co. Ltd.	298,599	822
*	Cellcom Israel Ltd. (Registered)	172,653	689
			344,370
Italy (2.2%)
	Eni SPA	8,965,799	159,247
	Intesa Sanpaolo SPA (Registered)	43,815,411	159,115
	UniCredit SPA	17,507,383	117,665
	Enel SPA	24,984,560	113,238
	Assicurazioni Generali SPA	4,588,519	82,703
*	Telecom Italia SPA (Registered)	37,980,749	48,267
*	Fiat Chrysler Automobiles NV	3,185,439	46,731
	Luxottica Group SPA	638,854	42,495
	Snam SPA	7,891,372	37,555
	Atlantia SPA	1,444,187	35,683
	CNH Industrial NV	3,335,266	30,434
	Unione di Banche Italiane SCpA	3,144,247	25,230
	Tenaris SA	1,750,437	23,610
	Terna Rete Elettrica Nazionale SPA	5,195,225	22,972
	Telecom Italia SPA (Bearer)	22,007,404	22,442
*	Banco Popolare SC	1,311,004	21,587
	Pirelli & C. SPA	1,210,893	20,437
	Mediobanca SPA	1,994,561	19,556
*	Finmeccanica SPA	1,384,849	17,420
	Banca Monte dei Paschi di Siena SPA	8,774,936	17,098
	EXOR SPA	355,139	16,965
	Prysmian SPA	748,119	16,172
	Mediaset SPA	2,721,444	13,102
	Enel Green Power SPA	5,644,896	11,035
*,^	Saipem SPA	905,832	9,572
	Davide Campari-Milano SPA	1,026,621	7,815
	Mediolanum SPA	931,989	7,693
^	UnipolSai SPA	2,974,201	7,368
	Salvatore Ferragamo SPA	169,811	5,101
	UnipolSai SPA	1,357,399	3,363
	Parmalat SPA	1,122,563	2,929
			1,164,600
Japan (23.2%)
	Toyota Motor Corp.	9,641,974	645,215
	Mitsubishi UFJ Financial Group Inc.	51,497,417	370,496
	Sumitomo Mitsui Financial Group Inc.	4,889,494	217,676
	Honda Motor Co. Ltd.	6,526,593	210,939
	SoftBank Corp.	3,425,052	201,746
	Mizuho Financial Group Inc.	87,058,257	188,371
	KDDI Corp.	6,753,122	162,966
	FANUC Corp.	711,623	145,609
	Japan Tobacco Inc.	3,834,870	136,327
	Takeda Pharmaceutical Co. Ltd.	2,814,454	135,850
	Murata Manufacturing Co. Ltd.	729,091	127,238
	Central Japan Railway Co.	691,469	124,779
	East Japan Railway Co.	1,380,550	124,110
	Canon Inc.	3,779,581	122,604
	Seven & i Holdings Co. Ltd.	2,836,888	121,775
*	Sony Corp.	4,177,593	118,631
	Astellas Pharma Inc.	8,031,272	114,412
	Mitsubishi Corp.	5,139,412	112,985
	Hitachi Ltd.	16,880,638	111,202
	Tokio Marine Holdings Inc.	2,594,643	107,909
	Panasonic Corp.	7,743,016	106,050
	Mitsubishi Estate Co. Ltd.	4,602,850	99,137
	NTT DOCOMO Inc.	5,045,853	96,873
	Mitsui Fudosan Co. Ltd.	3,449,510	96,527
	Nissan Motor Co. Ltd.	9,236,789	96,496

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

		Market
		Value
	Shares	($000)
Shin-Etsu Chemical Co. Ltd.	1,499,814	93,005
Mitsubishi Electric Corp.	7,183,622	92,760
Keyence Corp.	166,483	89,731
Bridgestone Corp.	2,424,493	89,616
Kao Corp.	1,913,663	88,999
Fast Retailing Co. Ltd.	193,092	87,562
Denso Corp.	1,737,494	86,446
Nomura Holdings Inc.	12,772,428	86,238
Mitsui & Co. Ltd.	6,298,283	85,569
Fuji Heavy Industries Ltd.	2,278,536	83,784
Dai-ichi Life Insurance Co. Ltd.	4,110,630	80,723
Nippon Steel & Sumitomo Metal Corp.	30,761,070	79,759
Nippon Telegraph & Telephone Corp.	2,180,536	78,970
Kubota Corp.	4,547,301	72,104
Mitsubishi Heavy Industries Ltd.	11,655,184	70,851
ITOCHU Corp.	5,334,573	70,455
ORIX Corp.	4,712,671	69,981
Daikin Industries Ltd.	969,594	69,703
Komatsu Ltd.	3,463,295	69,485
SMC Corp.	225,742	67,930
Eisai Co. Ltd.	1,002,893	67,239
Nintendo Co. Ltd.	393,307	65,614
Sumitomo Mitsui Trust Holdings Inc.	13,911,194	63,638
Nidec Corp.	835,888	62,556
Hoya Corp.	1,539,964	61,675
MS&AD Insurance Group Holdings Inc.	1,976,290	61,519
Kyocera Corp.	1,176,713	61,180
FUJIFILM Holdings Corp.	1,665,731	59,447
Sumitomo Realty & Development Co. Ltd.	1,582,759	55,471
Daiwa House Industry Co. Ltd.	2,349,479	54,738
Sompo Japan Nipponkoa Holdings Inc.	1,404,988	51,445
Suzuki Motor Corp.	1,522,019	51,367
Nitto Denko Corp.	600,551	49,319
Oriental Land Co. Ltd.	767,961	48,988
Secom Co. Ltd.	753,531	48,954
Sumitomo Corp.	4,090,700	47,613
Toray Industries Inc.	5,629,937	47,588
Toshiba Corp.	13,872,646	47,573
Daiwa Securities Group Inc.	6,358,417	47,565
Daiichi Sankyo Co. Ltd.	2,527,552	46,711
Asahi Group Holdings Ltd.	1,459,341	46,346
Resona Holdings Inc.	8,444,899	46,060
Rakuten Inc.	2,831,125	45,706
Tokyo Gas Co. Ltd.	8,597,699	45,642
Shionogi & Co. Ltd.	1,163,092	45,074
Otsuka Holdings Co. Ltd.	1,400,710	44,631
West Japan Railway Co.	691,660	44,252
Sumitomo Electric Industries Ltd.	2,786,654	43,130
Dentsu Inc.	818,049	42,320
Kirin Holdings Co. Ltd.	3,051,033	42,025
Ajinomoto Co. Inc.	1,916,193	41,438
JFE Holdings Inc.	1,869,050	41,411
Olympus Corp.	1,170,123	40,399
Asahi Kasei Corp.	4,842,703	39,723
Tokyo Electron Ltd.	623,805	39,647
Shimano Inc.	286,729	39,127
Chubu Electric Power Co. Inc.	2,578,684	38,433
Inpex Corp.	3,346,096	37,981
JX Holdings Inc.	8,790,461	37,899
Mazda Motor Corp.	1,935,918	37,884
Recruit Holdings Co. Ltd.	1,220,954	37,232
Aeon Co. Ltd.	2,605,804	36,977
Ono Pharmaceutical Co. Ltd.	337,823	36,872
Fujitsu Ltd.	6,479,958	36,206

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	T&D Holdings Inc.	2,399,867	35,776
	Toyota Industries Corp.	616,176	35,089
	Marubeni Corp.	6,058,422	34,767
	TDK Corp.	447,105	34,236
	Sumitomo Chemical Co. Ltd.	5,607,055	33,689
	MEIJI Holdings Co. Ltd.	257,753	33,258
	Sekisui House Ltd.	2,064,196	32,781
	Japan Exchange Group Inc.	999,140	32,391
	Shiseido Co. Ltd.	1,425,626	32,335
	Omron Corp.	727,474	31,600
*	Kansai Electric Power Co. Inc.	2,819,567	31,214
*	Tokyo Electric Power Co. Inc.	5,660,543	30,838
	Sysmex Corp.	513,048	30,556
	Unicharm Corp.	1,286,021	30,549
	Aisin Seiki Co. Ltd.	717,138	30,492
	Mitsubishi Chemical Holdings Corp.	4,806,001	30,214
	Daito Trust Construction Co. Ltd.	278,601	28,834
	Terumo Corp.	1,201,920	28,822
	NEC Corp.	9,450,604	28,599
	Osaka Gas Co. Ltd.	7,182,886	28,349
	Tokyu Corp.	4,224,809	28,275
	Chugai Pharmaceutical Co. Ltd.	809,527	27,923
	Isuzu Motors Ltd.	2,127,639	27,914
	Sumitomo Metal Mining Co. Ltd.	1,811,199	27,546
	Hankyu Hanshin Holdings Inc.	4,596,745	27,134
	NSK Ltd.	1,727,059	26,630
	Ricoh Co. Ltd.	2,547,360	26,388
	Kawasaki Heavy Industries Ltd.	5,620,877	26,200
	NGK Insulators Ltd.	1,016,798	26,163
	Yamato Holdings Co. Ltd.	1,334,903	25,811
	Bank of Yokohama Ltd.	4,177,180	25,581
	Makita Corp.	458,391	24,826
	IHI Corp.	5,175,533	24,098
	Isetan Mitsukoshi Holdings Ltd.	1,321,812	23,615
	Yakult Honsha Co. Ltd.	396,833	23,504
	Tohoku Electric Power Co. Inc.	1,735,684	23,500
	Dai Nippon Printing Co. Ltd.	2,263,230	23,354
	Rohm Co. Ltd.	346,450	23,212
	Electric Power Development Co. Ltd.	652,366	23,045
	Nitori Holdings Co. Ltd.	278,237	22,684
	Yamaha Motor Co. Ltd.	1,017,802	22,239
	Taisei Corp.	3,848,193	22,092
	Toyota Tsusho Corp.	821,297	22,038
	Kintetsu Group Holdings Co. Ltd.	6,467,553	22,025
	Shizuoka Bank Ltd.	2,103,363	21,956
	Kikkoman Corp.	694,340	21,680
	Minebea Co. Ltd.	1,295,318	21,384
	TOTO Ltd.	1,178,250	21,237
	Odakyu Electric Railway Co. Ltd.	2,269,676	21,177
	Asahi Glass Co. Ltd.	3,489,447	20,949
	Santen Pharmaceutical Co. Ltd.	1,459,520	20,650
	LIXIL Group Corp.	1,032,185	20,474
	NGK Spark Plug Co. Ltd.	728,737	20,182
	Chiba Bank Ltd.	2,632,674	20,047
	NTT Data Corp.	458,230	20,011
	Shimizu Corp.	2,374,999	19,987
	Konica Minolta Inc.	1,694,340	19,748
*	Kyushu Electric Power Co. Inc.	1,691,417	19,610
	Yahoo Japan Corp.	4,851,954	19,583
	Alps Electric Co. Ltd.	628,798	19,392
	Mitsubishi Motors Corp.	2,249,757	19,132
	Nippon Paint Holdings Co. Ltd.	660,001	18,599
	Suntory Beverage & Food Ltd.	459,844	18,307
	Mitsubishi Materials Corp.	4,721,236	18,128

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

		Market
		Value
	Shares	($000)
Seiko Epson Corp.	1,016,656	18,016
Kobe Steel Ltd.	10,669,578	17,951
Obayashi Corp.	2,459,891	17,938
Koito Manufacturing Co. Ltd.	454,505	17,697
Don Quijote Holdings Co. Ltd.	413,518	17,595
Hirose Electric Co. Ltd.	122,400	17,537
Sekisui Chemical Co. Ltd.	1,425,130	17,495
Asics Corp.	675,296	17,445
J Front Retailing Co. Ltd.	918,938	17,296
Toppan Printing Co. Ltd.	2,059,927	17,221
Ryohin Keikaku Co. Ltd.	86,477	16,770
Chugoku Electric Power Co. Inc.	1,130,634	16,493
^ Casio Computer Co. Ltd.	836,046	16,491
Seibu Holdings Inc.	707,350	16,380
Nippon Yusen KK	5,878,997	16,367
Lawson Inc.	238,493	16,320
Bank of Kyoto Ltd.	1,412,940	16,253
Aozora Bank Ltd.	4,281,328	16,154
NH Foods Ltd.	708,245	16,151
Fukuoka Financial Group Inc.	3,114,230	16,141
Tobu Railway Co. Ltd.	3,669,988	15,764
Keio Corp.	2,203,677	15,763
Kuraray Co. Ltd.	1,271,629	15,533
JTEKT Corp.	821,129	15,528
JGC Corp.	804,696	15,190
Daicel Corp.	1,179,645	15,137
Hamamatsu Photonics KK	513,015	15,127
Suruga Bank Ltd.	701,598	15,029
Oji Holdings Corp.	3,435,002	14,928
Nikon Corp.	1,274,515	14,729
Kajima Corp.	3,127,117	14,687
Nippon Express Co. Ltd.	2,932,503	14,409
Amada Holdings Co. Ltd.	1,343,641	14,182
Tokyu Fudosan Holdings Corp.	1,837,477	14,162
Nomura Research Institute Ltd.	358,654	14,025
USS Co. Ltd.	775,390	13,984
Shimadzu Corp.	1,022,139	13,873
Joyo Bank Ltd.	2,473,190	13,848
Bandai Namco Holdings Inc.	710,910	13,738
Teijin Ltd.	3,504,876	13,601
Keikyu Corp.	1,799,268	13,573
Tosoh Corp.	2,182,791	13,563
MISUMI Group Inc.	955,143	13,560
Kansai Paint Co. Ltd.	871,033	13,495
Kyowa Hakko Kirin Co. Ltd.	1,019,097	13,317
Mitsui OSK Lines Ltd.	4,115,892	13,175
Toyo Suisan Kaisha Ltd.	358,302	13,055
Trend Micro Inc.	380,364	13,011
M3 Inc.	645,609	12,978
Nisshin Seifun Group Inc.	974,263	12,949
Brother Industries Ltd.	915,135	12,946
Yamaha Corp.	637,536	12,849
Keisei Electric Railway Co. Ltd.	1,078,023	12,817
NOK Corp.	413,503	12,812
Taiheiyo Cement Corp.	4,372,210	12,786
Iyo Bank Ltd.	1,040,741	12,777
Hiroshima Bank Ltd.	2,124,451	12,686
JSR Corp.	718,349	12,681
Nissin Foods Holdings Co. Ltd.	288,038	12,620
Gunma Bank Ltd.	1,707,693	12,600
Mitsui Chemicals Inc.	3,382,760	12,568
Pigeon Corp.	398,203	12,541
Credit Saison Co. Ltd.	583,473	12,493
Japan Airlines Co. Ltd.	356,317	12,417

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

		Market
		Value
	Shares	($000)
Mitsubishi Tanabe Pharma Corp.	824,291	12,349
Mabuchi Motor Co. Ltd.	194,541	12,305
Hino Motors Ltd.	978,537	12,097
Hachijuni Bank Ltd.	1,599,734	12,062
Marui Group Co. Ltd.	889,839	12,022
Haseko Corp.	1,015,772	11,965
Sumitomo Heavy Industries Ltd.	2,053,358	11,959
NTN Corp.	1,897,557	11,921
Nagoya Railroad Co. Ltd.	3,175,821	11,875
Nissan Chemical Industries Ltd.	536,073	11,829
Yaskawa Electric Corp.	919,041	11,755
Hokuhoku Financial Group Inc.	4,973,033	11,733
Shinsei Bank Ltd.	5,788,114	11,665
ANA Holdings Inc.	4,287,353	11,624
Hisamitsu Pharmaceutical Co. Inc.	299,141	11,613
Stanley Electric Co. Ltd.	557,352	11,608
Taisho Pharmaceutical Holdings Co. Ltd.	170,692	11,531
Japan Airport Terminal Co. Ltd.	211,620	11,518
Air Water Inc.	626,949	11,462
Hulic Co. Ltd.	1,279,737	11,341
Calbee Inc.	268,346	11,305
AEON Financial Service Co. Ltd.	401,997	11,153
Yamaguchi Financial Group Inc.	894,252	11,135
Rinnai Corp.	140,984	11,102
Sony Financial Holdings Inc.	632,827	11,080
Nabtesco Corp.	441,428	11,073
Seven Bank Ltd.	2,388,602	11,057
Sojitz Corp.	4,551,729	11,055
Toho Gas Co. Ltd.	1,857,875	10,999
Obic Co. Ltd.	246,313	10,981
Keihan Electric Railway Co. Ltd.	1,872,734	10,906
Alfresa Holdings Corp.	700,575	10,902
Daihatsu Motor Co. Ltd.	761,819	10,843
Shimamura Co. Ltd.	102,665	10,779
Toho Co. Ltd.	432,985	10,766
Hitachi Metals Ltd.	696,141	10,702
Yokogawa Electric Corp.	820,506	10,567
Miraca Holdings Inc.	211,390	10,562
SBI Holdings Inc.	767,089	10,546
FamilyMart Co. Ltd.	227,357	10,455
Tokyo Tatemono Co. Ltd.	751,976	10,437
Chugoku Bank Ltd.	655,322	10,329
MediPal Holdings Corp.	623,211	10,151
Hokuriku Electric Power Co.	680,833	10,142
Sumitomo Rubber Industries Ltd.	650,479	10,076
Tsuruha Holdings Inc.	128,825	10,021
Toyo Seikan Group Holdings Ltd.	622,735	9,991
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,824,619	9,978
Kurita Water Industries Ltd.	428,002	9,970
Yamada Denki Co. Ltd.	2,491,254	9,966
TonenGeneral Sekiyu KK	1,066,362	9,919
Takashimaya Co. Ltd.	1,080,349	9,793
Suzuken Co. Ltd.	304,606	9,745
Sohgo Security Services Co. Ltd.	246,013	9,716
Hakuhodo DY Holdings Inc.	904,404	9,672
THK Co. Ltd.	432,084	9,324
Ezaki Glico Co. Ltd.	187,169	9,295
Fuji Electric Co. Ltd.	2,158,435	9,283
Iida Group Holdings Co. Ltd.	583,350	9,274
Kose Corp.	111,922	9,205
Kaken Pharmaceutical Co. Ltd.	262,422	9,162
Nomura Real Estate Holdings Inc.	432,348	9,074
Mitsubishi Gas Chemical Co. Inc.	1,597,183	8,943
Kaneka Corp.	1,224,336	8,941

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Nankai Electric Railway Co. Ltd.	1,960,069	8,798
	Sega Sammy Holdings Inc.	667,965	8,734
	Yamazaki Baking Co. Ltd.	523,821	8,722
	Yokohama Rubber Co. Ltd.	433,566	8,700
	Kewpie Corp.	410,713	8,696
	Otsuka Corp.	184,956	8,634
	Zenkoku Hosho Co. Ltd.	240,829	8,572
	Hoshizaki Electric Co. Ltd.	143,427	8,436
	Citizen Holdings Co. Ltd.	1,207,125	8,422
*	Shikoku Electric Power Co. Inc.	559,747	8,379
^	Taiyo Nippon Sanso Corp.	690,407	8,355
	Sotetsu Holdings Inc.	1,600,352	8,337
	Sugi Holdings Co. Ltd.	162,911	8,312
	Sumco Corp.	661,870	8,278
	CyberAgent Inc.	174,049	8,257
	Dowa Holdings Co. Ltd.	864,751	8,172
	Kobayashi Pharmaceutical Co. Ltd.	120,171	8,161
	77 Bank Ltd.	1,332,965	8,126
	Nippon Shokubai Co. Ltd.	588,455	8,050
	Kamigumi Co. Ltd.	845,285	7,935
	Aoyama Trading Co. Ltd.	196,109	7,923
	Aeon Mall Co. Ltd.	422,694	7,915
	Ebara Corp.	1,633,136	7,903
	DeNA Co. Ltd.	398,665	7,835
	Kawasaki Kisen Kaisha Ltd.	3,277,981	7,733
	DMG Mori Co. Ltd.	399,488	7,704
	Toyo Tire & Rubber Co. Ltd.	364,000	7,692
*	Hokkaido Electric Power Co. Inc.	672,092	7,624
	Disco Corp.	92,143	7,617
	Sawai Pharmaceutical Co. Ltd.	130,407	7,590
	Nippon Electric Glass Co. Ltd.	1,496,400	7,567
	Nishi-Nippon City Bank Ltd.	2,626,344	7,567
^	Lion Corp.	936,270	7,503
	DIC Corp.	2,982,874	7,447
	Nichirei Corp.	1,073,522	7,409
	NHK Spring Co. Ltd.	671,979	7,399
	Denki Kagaku Kogyo KK	1,662,641	7,388
	Sundrug Co. Ltd.	123,945	7,380
	Kakaku.com Inc.	504,562	7,300
	Ube Industries Ltd.	3,848,060	7,259
	Benesse Holdings Inc.	288,616	7,235
	Showa Denko KK	5,424,080	7,183
	Idemitsu Kosan Co. Ltd.	365,177	7,164
	Nihon Kohden Corp.	288,461	7,137
	Ibiden Co. Ltd.	420,757	7,116
	Mitsubishi Logistics Corp.	535,330	7,026
	Nifco Inc.	160,230	6,945
	Nippon Shinyaku Co. Ltd.	226,634	6,943
*,^	Sharp Corp.	5,711,168	6,940
	Nippon Kayaku Co. Ltd.	643,139	6,934
	Sankyo Co. Ltd.	195,808	6,932
	Sanwa Holdings Corp.	823,933	6,931
	Azbil Corp.	264,001	6,826
	Hitachi Chemical Co. Ltd.	375,424	6,762
	Nippon Paper Industries Co. Ltd.	384,593	6,736
	Hitachi Construction Machinery Co. Ltd.	382,648	6,698
	Japan Aviation Electronics Industry Ltd.	245,508	6,674
	Nexon Co. Ltd.	484,137	6,665
	Hitachi High-Technologies Corp.	235,385	6,617
	Topcon Corp.	274,142	6,605
	Matsumotokiyoshi Holdings Co. Ltd.	142,933	6,594
	Konami Corp.	352,828	6,558
	Fujikura Ltd.	1,167,859	6,529
	OKUMA Corp.	576,525	6,506

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	H2O Retailing Corp.	311,987	6,497
	Toyoda Gosei Co. Ltd.	269,397	6,494
	Tokai Tokyo Financial Holdings Inc.	886,035	6,440
	Park24 Co. Ltd.	374,145	6,405
	Advantest Corp.	614,483	6,389
	Square Enix Holdings Co. Ltd.	288,166	6,371
	Glory Ltd.	214,612	6,349
	Sumitomo Dainippon Pharma Co. Ltd.	573,288	6,318
	Seino Holdings Co. Ltd.	563,196	6,305
	Tadano Ltd.	421,428	6,294
	Nishi-Nippon Railroad Co. Ltd.	1,369,654	6,287
	Izumi Co. Ltd.	148,093	6,252
^	Sanrio Co. Ltd.	226,666	6,159
	Nisshinbo Holdings Inc.	546,671	6,110
	Showa Shell Sekiyu KK	698,786	6,106
	Ushio Inc.	467,033	6,079
	Nagase & Co. Ltd.	438,231	6,039
	Maruichi Steel Tube Ltd.	242,591	6,021
	Rohto Pharmaceutical Co. Ltd.	364,391	6,011
	COMSYS Holdings Corp.	399,060	5,936
	Sumitomo Forestry Co. Ltd.	475,791	5,868
	Temp Holdings Co. Ltd.	161,123	5,815
	Taiyo Yuden Co. Ltd.	407,121	5,707
	Resorttrust Inc.	230,188	5,596
	Chiyoda Corp.	627,539	5,554
	GS Yuasa Corp.	1,412,873	5,548
	San-In Godo Bank Ltd.	574,486	5,539
	Hikari Tsushin Inc.	82,103	5,534
*,^	Acom Co. Ltd.	1,438,148	5,513
	Century Tokyo Leasing Corp.	169,074	5,461
	Mitsui Mining & Smelting Co. Ltd.	1,999,975	5,413
	Takara Holdings Inc.	689,713	5,397
	Japan Steel Works Ltd.	1,295,638	5,354
	K's Holdings Corp.	148,495	5,348
	Shimachu Co. Ltd.	185,178	5,339
	Daido Steel Co. Ltd.	1,275,801	5,314
	Wacoal Holdings Corp.	454,229	5,308
	Zeon Corp.	575,501	5,308
	Tsumura & Co.	244,375	5,257
	Juroku Bank Ltd.	1,285,158	5,255
	Sumitomo Osaka Cement Co. Ltd.	1,417,344	5,242
	Daishi Bank Ltd.	1,238,447	5,227
	Kinden Corp.	391,804	5,181
	Awa Bank Ltd.	812,045	5,171
	Toyobo Co. Ltd.	3,237,368	5,157
^	Bic Camera Inc.	403,643	5,086
	House Foods Group Inc.	266,677	5,068
	Start Today Co. Ltd.	179,719	5,026
	ABC-Mart Inc.	82,072	5,023
	Oracle Corp. Japan	120,095	5,021
	Shiga Bank Ltd.	926,393	4,990
	UNY Group Holdings Co. Ltd.	776,530	4,966
	TS Tech Co. Ltd.	183,578	4,909
	SCSK Corp.	160,928	4,907
	Okasan Securities Group Inc.	698,284	4,905
	Keiyo Bank Ltd.	932,367	4,899
	SCREEN Holdings Co. Ltd.	767,335	4,829
*	Japan Display Inc.	1,278,897	4,827
	Jafco Co. Ltd.	121,070	4,825
	Higo Bank Ltd.	741,503	4,825
	Musashino Bank Ltd.	120,180	4,742
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,725,451	4,715
	HIS Co. Ltd.	134,471	4,580
	Sapporo Holdings Ltd.	1,222,495	4,541

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Tokai Rika Co. Ltd.	181,492	4,533
	Autobacs Seven Co. Ltd.	269,054	4,499
	North Pacific Bank Ltd.	1,007,517	4,498
	Nipro Corp.	438,709	4,490
	Itochu Techno-Solutions Corp.	178,309	4,441
^	Kagome Co. Ltd.	272,833	4,397
	Hyakugo Bank Ltd.	885,585	4,388
	Coca-Cola East Japan Co. Ltd.	236,378	4,371
	Hitachi Capital Corp.	164,696	4,355
	Furukawa Electric Co. Ltd.	2,441,504	4,349
	Senshu Ikeda Holdings Inc.	959,090	4,348
	Kagoshima Bank Ltd.	600,304	4,336
	Lintec Corp.	188,447	4,309
	Ito En Ltd.	204,060	4,280
	Cosmos Pharmaceutical Corp.	31,507	4,275
	Coca-Cola West Co. Ltd.	234,183	4,227
	Maeda Road Construction Co. Ltd.	224,614	4,133
	Nisshin Steel Co. Ltd.	329,091	4,077
	Hokkoku Bank Ltd.	1,086,399	3,982
	Toda Corp.	864,647	3,968
	Calsonic Kansei Corp.	555,586	3,951
	Pola Orbis Holdings Inc.	69,670	3,944
	NTT Urban Development Corp.	391,231	3,886
*	Cosmo Oil Co. Ltd.	2,334,345	3,794
	Toyota Boshoku Corp.	224,688	3,786
	Nissan Shatai Co. Ltd.	275,465	3,768
	Shochiku Co. Ltd.	413,502	3,700
	Yamato Kogyo Co. Ltd.	157,231	3,673
	Capcom Co. Ltd.	182,784	3,539
	Japan Petroleum Exploration Co. Ltd.	110,381	3,510
	Hyakujushi Bank Ltd.	974,958	3,484
	Anritsu Corp.	512,587	3,455
	Nanto Bank Ltd.	953,195	3,409
	Onward Holdings Co. Ltd.	494,049	3,406
	KYORIN Holdings Inc.	166,989	3,405
	Matsui Securities Co. Ltd.	384,952	3,377
	Rengo Co. Ltd.	814,014	3,373
*,^	COLOPL Inc.	166,685	3,368
*,^	Aiful Corp.	1,031,761	3,323
	FP Corp.	88,262	3,214
	Canon Marketing Japan Inc.	188,942	3,213
	Nippo Corp.	186,884	3,204
	Skylark Co. Ltd.	226,600	2,985
	Kissei Pharmaceutical Co. Ltd.	116,889	2,966
	Heiwa Corp.	140,736	2,802
^	Fukuyama Transporting Co. Ltd.	504,928	2,799
	SKY Perfect JSAT Holdings Inc.	511,267	2,744
	Nippon Television Holdings Inc.	154,671	2,732
	Mochida Pharmaceutical Co. Ltd.	47,408	2,682
	Asatsu-DK Inc.	111,500	2,638
	Exedy Corp.	104,443	2,608
	Hitachi Transport System Ltd.	153,536	2,548
	Toshiba TEC Corp.	456,252	2,469
	KYB Co. Ltd.	697,772	2,416
	Komeri Co. Ltd.	105,448	2,410
*	Orient Corp.	1,335,030	2,374
	Kandenko Co. Ltd.	379,711	2,371
	Toppan Forms Co. Ltd.	150,291	2,069
	Gree Inc.	336,553	1,965
	PanaHome Corp.	269,368	1,917
	NS Solutions Corp.	55,452	1,834
	Tokyo Broadcasting System Holdings Inc.	132,482	1,828
	Fuji Media Holdings Inc.	131,926	1,750
	Shinko Electric Industries Co. Ltd.	234,111	1,688

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Daikyo Inc.	1,034,579	1,664
	Sumitomo Real Estate Sales Co. Ltd.	52,732	1,330
^	Takata Corp.	119,673	1,303
	TV Asahi Holdings Corp.	75,630	1,270
	Mitsubishi Shokuhin Co. Ltd.	49,200	1,101
*,^	Aplus Financial Co. Ltd.	291,100	318
			12,119,112
Netherlands (2.7%)
	Unilever NV	5,663,139	236,771
	ING Groep NV	14,047,947	233,272
	ASML Holding NV	1,183,082	123,061
	Unibail-Rodamco SE	357,949	90,921
	Koninklijke Philips NV	3,308,550	84,443
	Akzo Nobel NV	881,969	64,392
	Koninklijke Ahold NV	3,254,554	61,097
	Heineken NV	797,420	60,626
	Reed Elsevier NV	2,223,404	52,885
	Aegon NV	6,914,083	51,013
*	Altice SA	342,496	47,251
	Koninklijke KPN NV	11,294,853	43,303
	Koninklijke DSM NV	635,456	36,895
^	ArcelorMittal	3,633,295	35,285
	Wolters Kluwer NV	1,077,209	32,062
	Gemalto NV	291,837	26,087
	Randstad Holding NV	398,774	25,947
	Heineken Holding NV	356,270	24,971
	NN Group NV	736,515	20,742
	TNT Express NV	1,697,234	14,414
	Boskalis Westminster NV	282,175	13,851
	Koninklijke Vopak NV	242,349	12,257
*	OCI NV	298,846	8,470
*,2	GrandVision NV	185,750	4,580
			1,404,596
New Zealand (0.2%)
	Fletcher Building Ltd.	2,504,610	13,782
	Spark New Zealand Ltd.	6,660,462	12,607
	Auckland International Airport Ltd.	3,259,592	10,910
	Fisher & Paykel Healthcare Corp. Ltd.	1,948,248	9,051
	Ryman Healthcare Ltd.	1,496,079	8,030
	SKYCITY Entertainment Group Ltd.	2,113,074	6,012
	SKY Network Television Ltd.	1,391,053	5,663
	Mighty River Power Ltd.	2,528,235	4,781
	Contact Energy Ltd.	1,318,941	4,476
	Kiwi Property Group Ltd.	4,561,188	3,969
*,^	Xero Ltd.	296,402	3,621
	Air New Zealand Ltd.	1,866,686	3,225
	Vector Ltd.	904,801	2,017
	Warehouse Group Ltd.	514,820	914
			89,058
Norway (0.6%)
	DNB ASA	3,895,179	64,869
	Statoil ASA	3,480,514	62,242
	Telenor ASA	2,525,919	55,380
	Yara International ASA	640,042	33,351
	Orkla ASA	2,840,288	22,285
	Norsk Hydro ASA	4,868,770	20,434
^	Seadrill Ltd.	1,280,104	13,295
	Marine Harvest ASA	1,142,984	13,090
	Gjensidige Forsikring ASA	621,795	10,012
*	Subsea 7 SA	993,678	9,720
	Schibsted ASA Class A	294,580	9,126
*	Schibsted ASA Class B	294,570	8,904
			322,708

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Portugal (0.1%)
	EDP - Energias de Portugal SA	6,962,627	26,528
	Galp Energia SGPS SA	1,426,371	16,790
*	Banco Comercial Portugues SA	133,487,537	11,668
	Jeronimo Martins SGPS SA	883,642	11,394
	EDP Renovaveis SA	717,627	5,105
*	Banco Espirito Santo SA	10,412,510	77
			71,562
Singapore (1.4%)
	DBS Group Holdings Ltd.	6,474,218	99,338
	Oversea-Chinese Banking Corp. Ltd.	11,451,932	86,485
	Singapore Telecommunications Ltd.	26,689,077	83,289
	United Overseas Bank Ltd.	4,372,145	74,803
	Keppel Corp. Ltd.	5,201,619	31,705
	CapitaLand Ltd.	9,256,375	24,037
	Global Logistic Properties Ltd.	11,047,531	20,739
	Wilmar International Ltd.	7,677,653	18,687
	Singapore Press Holdings Ltd.	5,852,786	17,720
	Singapore Exchange Ltd.	3,011,505	17,494
	ComfortDelGro Corp. Ltd.	7,338,450	17,042
	City Developments Ltd.	2,159,538	15,671
	CapitaLand Mall Trust	9,483,253	15,127
	Genting Singapore plc	22,177,494	14,725
	Singapore Airlines Ltd.	1,843,643	14,679
	Singapore Technologies Engineering Ltd.	5,682,189	13,912
	Ascendas REIT	7,199,576	13,144
	Hutchison Port Holdings Trust	18,461,889	11,628
	Suntec REIT	8,727,678	11,179
	Sembcorp Industries Ltd.	3,255,420	9,396
	Noble Group Ltd.	16,411,463	9,246
	Jardine Cycle & Carriage Ltd.	361,776	8,882
	UOL Group Ltd.	1,643,495	8,436
	CapitaLand Commercial Trust	7,092,034	8,208
	Yangzijiang Shipbuilding Holdings Ltd.	7,521,828	7,900
	Singapore Post Ltd.	5,161,412	7,259
	Golden Agri-Resources Ltd.	23,442,456	7,138
^	Sembcorp Marine Ltd.	3,053,784	6,434
	StarHub Ltd.	2,105,269	6,172
	Venture Corp. Ltd.	890,958	5,104
	SMRT Corp. Ltd.	2,510,971	2,870
	M1 Ltd.	1,072,140	2,579
^	Olam International Ltd.	1,782,227	2,487
^	SIA Engineering Co. Ltd.	816,077	2,327
	Yanlord Land Group Ltd.	2,391,936	2,005
*,^	Neptune Orient Lines Ltd.	3,278,499	1,995
	Wing Tai Holdings Ltd.	1,382,675	1,955
	Frasers Centrepoint Ltd.	1,364,739	1,797
^	COSCO Corp. Singapore Ltd.	3,606,369	1,284
^	Fraser and Neave Ltd.	625,470	1,244
	Indofood Agri Resources Ltd.	1,527,200	793
*	Jardine Cycle & Carriage Ltd. Rights Exp. 07/15/2015	40,197	212
			707,127
South Korea (3.9%)
	Samsung Electronics Co. Ltd.	299,889	340,250
	Samsung Electronics Co. Ltd. GDR	183,729	104,723
	SK Hynix Inc.	1,952,301	73,995
	Hyundai Motor Co.	565,015	68,783
	NAVER Corp.	99,701	56,594
	POSCO	270,081	54,081
	Shinhan Financial Group Co. Ltd.	1,357,976	50,547
	Hyundai Mobis Co. Ltd.	248,421	47,162
	Amorepacific Corp.	115,742	43,283
	LG Chem Ltd.	160,062	39,917
	Kia Motors Corp.	946,671	38,406

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Samsung Fire & Marine Insurance Co. Ltd.	143,487	37,809
	KT&G Corp.	443,322	37,678
	KB Financial Group Inc.	1,115,713	36,850
	Korea Electric Power Corp.	845,860	34,575
	Hana Financial Group Inc.	1,068,802	27,795
	Samsung Life Insurance Co. Ltd.	285,952	27,552
	Samsung C&T Corp.	454,033	26,956
	SK Innovation Co. Ltd.	222,447	24,253
	Samsung SDS Co. Ltd.	103,871	24,124
	LG Household & Health Care Ltd.	34,123	23,654
	Samsung SDI Co. Ltd.	201,672	20,002
	SK C&C Co. Ltd.	80,369	19,886
	LG Display Co. Ltd.	820,491	18,944
	Korea Zinc Co. Ltd.	38,573	18,765
	AMOREPACIFIC Group	110,030	18,413
	LG Corp.	324,201	17,936
*,^	Celltrion Inc.	248,612	17,388
	LG Electronics Inc.	398,537	16,850
	SK Holdings Co. Ltd.	94,502	16,750
	SK Telecom Co. Ltd. ADR	669,138	16,588
	Coway Co. Ltd.	202,496	16,579
^	Hyundai Heavy Industries Co. Ltd.	160,248	15,907
	E-Mart Co. Ltd.	76,329	15,801
*	Cheil Industries Inc.	97,181	15,460
^	Hyundai Steel Co.	241,183	14,632
	CJ Corp.	52,735	13,971
	Kangwon Land Inc.	415,605	13,772
	Lotte Chemical Corp.	52,850	13,673
	Hyundai Development Co-Engineering & Construction	227,951	13,504
^	Daum Kakao Corp.	116,801	13,206
	Korea Aerospace Industries Ltd.	178,252	12,685
	Orion Corp.	13,452	12,614
	Hyundai Glovis Co. Ltd.	67,072	12,127
^	Hotel Shilla Co. Ltd.	118,680	11,864
	Industrial Bank of Korea	903,664	11,690
	Shinhan Financial Group Co. Ltd. ADR	311,008	11,526
	BNK Financial Group Inc.	906,038	11,519
	Hyosung Corp.	87,307	11,242
	Samsung Securities Co. Ltd.	216,526	10,573
	CJ CheilJedang Corp.	26,694	10,545
	Hankook Tire Co. Ltd.	271,296	10,203
	KB Financial Group Inc. ADR	300,958	9,893
	Hyundai Engineering & Construction Co. Ltd.	266,039	9,774
	SK Telecom Co. Ltd.	43,626	9,762
^	Samsung Heavy Industries Co. Ltd.	639,783	9,756
	NCSoft Corp.	53,630	9,530
	KCC Corp.	21,503	9,462
	S-Oil Corp.	155,203	9,380
*	Woori Bank	1,066,945	9,358
	Samsung Electro-Mechanics Co. Ltd.	204,481	9,353
	Daewoo Securities Co. Ltd.	675,563	9,209
	Dongbu Insurance Co. Ltd.	178,316	9,017
	Lotte Shopping Co. Ltd.	41,007	8,611
	Korea Investment Holdings Co. Ltd.	145,556	8,292
	GS Holdings Corp.	186,139	8,283
	KEPCO Plant Service & Engineering Co. Ltd.	77,200	8,164
	Hanwha Corp.	187,882	7,943
*	KT Corp.	293,253	7,473
	Hyundai Department Store Co. Ltd.	56,209	7,398
	Daelim Industrial Co. Ltd.	97,308	7,143
	Yuhan Corp.	28,446	6,955
	LG Uplus Corp.	756,736	6,685
^	OCI Co. Ltd.	77,250	6,224
	Shinsegae Co. Ltd.	24,367	5,845

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Hyundai Marine & Fire Insurance Co. Ltd.	214,969	5,679
	Hanwha Life Insurance Co. Ltd.	778,211	5,533
	Hyundai Wia Corp.	59,429	5,476
	DGB Financial Group Inc.	521,537	5,462
	S-1 Corp.	75,253	5,291
	Hyundai Securities Co. Ltd.	636,043	5,158
	Lotte Chilsung Beverage Co. Ltd.	2,143	5,098
	Lotte Confectionery Co. Ltd.	2,915	5,073
	Woori Investment & Securities Co. Ltd.	457,848	4,991
*	Cheil Worldwide Inc.	314,179	4,864
	Hanwha Chemical Corp.	286,294	4,792
*	Korean Air Lines Co. Ltd.	123,576	4,483
*	CJ Korea Express Co. Ltd.	25,241	4,382
	SK Networks Co. Ltd.	527,672	4,244
*	Doosan Infracore Co. Ltd.	483,345	4,238
	Samsung Card Co. Ltd.	125,342	4,151
	Mirae Asset Securities Co. Ltd.	91,311	4,122
^	Kumho Petrochemical Co. Ltd.	64,332	4,078
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	342,251	4,069
^	Halla Visteon Climate Control Corp.	117,011	4,042
*,^	Daewoo Engineering & Construction Co. Ltd.	705,465	3,900
	Korea Gas Corp.	99,236	3,843
^	Samsung Techwin Co. Ltd.	145,026	3,807
	Doosan Heavy Industries & Construction Co. Ltd.	173,565	3,729
^	Paradise Co. Ltd.	172,720	3,721
	Daewoo International Corp.	158,992	3,674
*,^	GS Engineering & Construction Corp.	152,667	3,657
	Korea Electric Power Corp. ADR	177,871	3,621
^	NongShim Co. Ltd.	11,630	3,024
*,^	NHN Entertainment Corp.	56,504	3,018
	KT Corp. ADR	237,080	3,004
*,^	Samsung Engineering Co. Ltd.	102,764	2,905
^	LG Hausys Ltd.	21,238	2,833
	Mando Corp.	22,952	2,560
	Doosan Corp.	24,855	2,427
	LS Corp.	59,089	2,299
	SKC Co. Ltd.	68,192	2,245
^	Hyundai Mipo Dockyard Co. Ltd.	35,423	2,053
^	Hite Jinro Co. Ltd.	95,285	1,930
	Samsung Fine Chemicals Co. Ltd.	62,067	1,926
*,^	Hanjin Shipping Co. Ltd.	360,053	1,852
*,^	Hyundai Merchant Marine Co. Ltd.	275,462	1,704
^	KEPCO Engineering & Construction Co. Inc.	44,255	1,519
	Hyundai Hysco Co. Ltd.	27,857	1,439
			2,029,028
Spain (3.1%)
*	Banco Santander SA	51,880,290	364,928
	Banco Bilbao Vizcaya Argentaria SA	22,789,444	224,567
	Telefonica SA	15,572,606	221,838
	Iberdrola SA	19,723,646	133,165
	Inditex SA	3,857,718	125,829
*	Repsol SA	3,799,305	66,965
	Amadeus IT Holding SA	1,513,868	60,434
*	Banco de Sabadell SA	16,313,154	39,514
	CaixaBank SA	7,270,087	33,830
*	Ferrovial SA	1,465,639	31,843
	Red Electrica Corp. SA	394,154	31,651
*	Banco Popular Espanol SA	5,704,195	27,755
	Gas Natural SDG SA	1,118,192	25,391
	Abertis Infraestructuras SA	1,499,977	24,633
*,2	Aena SA	235,432	24,560
	Grifols SA	603,969	24,389
	Enagas SA	824,587	22,447
	Endesa SA	1,154,797	22,116

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Bankia SA	16,747,435	21,322
*	ACS Actividades de Construccion y Servicios SA	622,422	20,077
	Bankinter SA	2,509,133	18,610
	Distribuidora Internacional de Alimentacion SA	2,350,582	18,014
^	Mapfre SA	3,686,632	12,741
	Mediaset Espana Comunicacion SA	640,457	8,408
	Zardoya Otis SA	656,550	7,166
*	Acciona SA	93,781	7,102
*	Acerinox SA	494,588	6,846
	Corp Financiera Alba SA	62,882	2,914
			1,629,055
Sweden (2.7%)
	Nordea Bank AB	11,561,479	144,192
	Hennes & Mauritz AB Class B	3,455,667	133,004
	Telefonaktiebolaget LM Ericsson Class B	10,848,446	112,988
	Swedbank AB Class A	3,800,154	88,598
*	Svenska Handelsbanken AB Class A	5,242,074	76,525
	Volvo AB Class B	5,550,388	68,922
	Skandinaviska Enskilda Banken AB Class A	5,291,398	67,684
*	Assa Abloy AB Class B	3,419,845	64,381
*	Atlas Copco AB Class A	2,254,003	63,063
	Investor AB Class B	1,646,365	61,386
	TeliaSonera AB	9,452,395	55,710
	Svenska Cellulosa AB SCA Class B	2,109,834	53,649
	Sandvik AB	3,921,691	43,355
*	Atlas Copco AB Class B	1,421,721	35,416
	SKF AB	1,511,418	34,488
	Hexagon AB Class B	942,721	34,146
	Skanska AB Class B	1,309,750	26,541
	Electrolux AB Class B	808,358	25,328
	Investment AB Kinnevik	742,281	23,478
	Swedish Match AB	723,368	20,566
	Alfa Laval AB	1,136,646	20,006
	Boliden AB	997,154	18,179
	Trelleborg AB Class B	880,943	16,291
	Getinge AB	661,923	15,937
	Securitas AB Class B	1,114,836	14,724
	Meda AB Class A	992,634	13,814
	Industrivarden AB Class A	705,350	13,790
	Tele2 AB	1,124,516	13,095
*	Lundin Petroleum AB	758,901	13,020
	Industrivarden AB	594,814	11,210
	Husqvarna AB	1,377,538	10,377
	Elekta AB Class B	1,286,598	8,068
	Holmen AB	176,787	5,159
	Melker Schorling AB	38,231	2,058
			1,409,148
Switzerland (8.4%)
	Nestle SA	11,603,160	837,175
	Novartis AG	7,759,512	763,229
	Roche Holding AG	2,557,389	717,070
	UBS Group AG	12,780,583	271,159
	ABB Ltd.	8,219,316	172,263
	Zurich Insurance Group AG	542,291	165,089
	Credit Suisse Group AG	5,688,877	156,942
	Cie Financiere Richemont SA	1,857,904	151,007
	Syngenta AG	333,802	136,199
	Swiss Re AG	1,245,098	110,220
	Holcim Ltd.	828,636	61,141
	Givaudan SA	33,596	58,165
	Actelion Ltd.	371,707	54,437
	Adecco SA	602,697	48,913
	Swisscom AG	82,822	46,417
	Geberit AG	136,748	45,591

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

		Market
		Value
	Shares	($000)
Julius Baer Group Ltd.	793,769	44,542
Swatch Group AG (Bearer)	110,368	43,008
SGS SA	18,580	33,882
Sika AG	7,639	26,942
Swiss Life Holding AG	117,022	26,796
Schindler Holding AG	160,867	26,310
* Dufry AG	188,496	26,265
Sonova Holding AG	188,854	25,538
Lonza Group AG	188,916	25,252
Kuehne & Nagel International AG	183,353	24,346
Chocoladefabriken Lindt & Sprungli AG Registered Shares	372	23,284
Baloise Holding AG	170,196	20,752
^ Transocean Ltd.	1,268,930	20,572
Clariant AG	980,136	20,089
Partners Group Holding AG	65,720	19,643
Galenica AG	17,818	18,584
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	3,476	18,386
Swiss Prime Site AG	230,204	17,468
Aryzta AG (Switzerland Shares)	277,163	13,637
Swatch Group AG (Registered)	174,473	13,106
Helvetia Holding AG	21,903	12,520
GAM Holding AG	591,866	12,434
Schindler Holding AG (Registered)	75,946	12,403
PSP Swiss Property AG	144,305	12,359
EMS-Chemie Holding AG	26,274	11,101
Sulzer AG	85,186	8,762
Barry Callebaut AG	6,927	7,896
Pargesa Holding SA	105,227	7,085
DKSH Holding AG	96,963	7,008
Banque Cantonale Vaudoise	10,306	6,387
Aryzta AG (Ireland Shares)	26,749	1,322
		4,382,696
United Kingdom (19.2%)
HSBC Holdings plc	70,941,573	635,246
BP plc	66,380,090	440,548
Royal Dutch Shell plc Class A	14,177,812	400,870
GlaxoSmithKline plc	17,695,781	367,933
British American Tobacco plc	6,784,612	365,304
Vodafone Group plc	96,694,707	352,735
AstraZeneca plc	4,593,168	290,705
Lloyds Banking Group plc	209,382,777	281,036
Diageo plc	9,167,463	265,490
Royal Dutch Shell plc Class B	8,926,703	254,150
Barclays plc	60,876,374	249,513
Prudential plc	9,287,425	223,825
BT Group plc	30,461,526	215,711
BG Group plc	12,387,216	206,309
Reckitt Benckiser Group plc	2,311,052	199,294
Unilever plc	4,391,157	188,554
Rio Tinto plc	4,541,077	186,790
SABMiller plc	3,440,868	178,412
National Grid plc	13,729,092	176,706
Shire plc	2,139,527	171,912
Imperial Tobacco Group plc	3,506,571	168,886
Glencore plc	38,845,229	155,779
BHP Billiton plc	7,687,364	151,148
Standard Chartered plc	7,588,807	121,531
Aviva plc	14,705,413	113,900
WPP plc	4,779,920	107,292
Compass Group plc	6,072,754	100,439
Tesco plc	29,565,245	98,506
Rolls-Royce Holdings plc	6,683,838	91,297
SSE plc	3,593,825	86,705
Legal & General Group plc	21,613,220	84,510

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

		Market
		Value
	Shares	($000)
ARM Holdings plc	5,138,124	84,080
BAE Systems plc	11,512,472	81,572
Centrica plc	18,094,813	75,085
Anglo American plc London Shares	4,757,012	68,722
Reed Elsevier plc	4,120,646	66,964
Experian plc	3,613,196	65,719
Next plc	535,765	62,708
Sky plc	3,817,689	62,182
Wolseley plc	962,000	61,352
Associated British Foods plc	1,268,705	57,171
ITV plc	13,630,541	56,396
Old Mutual plc	17,782,209	56,287
Pearson plc	2,960,315	56,052
Smith & Nephew plc	3,262,793	55,198
Land Securities Group plc	2,864,328	54,162
Whitbread plc	656,043	50,968
Marks & Spencer Group plc	5,988,091	50,516
Standard Life plc	7,115,929	49,620
Kingfisher plc	8,618,656	47,011
Capita plc	2,408,607	46,801
British Land Co. plc	3,679,937	45,838
CRH plc (Dublin Shares)	1,583,612	44,647
* Royal Bank of Scotland Group plc	7,849,232	43,403
London Stock Exchange Group plc	1,135,312	42,235
Burberry Group plc	1,613,176	39,798
CRH plc (London Shares)	1,377,151	38,639
Johnson Matthey plc	745,778	35,565
United Utilities Group plc	2,480,938	34,749
InterContinental Hotels Group plc	860,275	34,684
Barratt Developments plc	3,586,811	34,596
Persimmon plc	1,112,666	34,522
Taylor Wimpey plc	11,763,933	34,307
Carnival plc	664,493	33,976
Bunzl plc	1,208,896	32,978
Ashtead Group plc	1,832,045	31,575
Sage Group plc	3,917,725	31,536
GKN plc	5,925,783	31,133
Travis Perkins plc	897,750	29,734
Mondi plc	1,336,640	28,777
* International Consolidated Airlines Group SA (London Shares)	3,699,878	28,752
3i Group plc	3,509,147	28,474
Severn Trent plc	866,284	28,307
Hammerson plc	2,854,917	27,591
St. James's Place plc	1,866,130	26,536
Direct Line Insurance Group plc	5,001,607	26,401
Dixons Carphone plc	3,613,543	25,696
Smiths Group plc	1,426,442	25,285
DCC plc	320,703	25,185
Provident Financial plc	532,025	24,461
Berkeley Group Holdings plc	457,851	24,060
G4S plc	5,648,345	23,817
Inmarsat plc	1,630,776	23,443
Aberdeen Asset Management plc	3,636,186	23,065
RSA Insurance Group plc	3,696,399	23,050
Randgold Resources Ltd.	337,920	22,667
Intertek Group plc	584,698	22,482
WM Morrison Supermarkets plc	7,875,512	22,357
Rexam plc	2,547,860	22,098
Meggitt plc	2,931,886	21,470
Royal Mail plc	2,649,678	21,422
J Sainsbury plc	5,144,724	21,416
Croda International plc	490,828	21,223
DS Smith plc	3,411,239	20,687
Inchcape plc	1,621,192	20,637

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015

					Market
					Value
				Shares	($000)
	Weir Group plc			772,991	20,602
	Schroders plc			411,674	20,541
	Informa plc			2,358,455	20,256
	William Hill plc			3,174,542	20,109
	Aggreko plc			873,586	19,732
	Derwent London plc			361,704	19,321
	easyJet plc			790,102	19,206
	Pennon Group plc			1,447,583	18,441
	Amec Foster Wheeler plc			1,423,240	18,279
	Capital & Counties Properties plc			2,639,402	18,044
	TUI AG			1,089,993	17,637
	Tullow Oil plc			3,292,583	17,597
	IMI plc			992,821	17,551
2	Merlin Entertainments plc			2,582,609	17,321
	Segro plc			2,700,581	17,207
	Cobham plc			4,134,982	17,078
	Investec plc			1,849,146	16,615
	ICAP plc			1,949,532	16,216
	Intu Properties plc			3,343,215	16,150
	Admiral Group plc			713,795	15,554
	Babcock International Group plc			915,449	15,510
*	Coca-Cola HBC AG			718,970	15,430
	Rentokil Initial plc			6,588,189	15,301
	Hikma Pharmaceuticals plc			497,190	15,103
	Hargreaves Lansdown plc			794,035	14,386
	Daily Mail & General Trust plc			965,430	14,088
	Melrose Industries plc			3,622,466	14,080
	Antofagasta plc			1,292,595	13,991
	Tate & Lyle plc			1,698,435	13,867
	Petrofac Ltd.			940,349	13,683
	John Wood Group plc			1,332,936	13,490
^	TalkTalk Telecom Group plc			1,914,055	11,494
*	Sports Direct International plc			916,927	10,338
	TUI AG-DI			619,859	10,016
	Drax Group plc			1,459,008	7,980
	Fresnillo plc			618,875	6,749
	Polyus Gold International Ltd.			2,434,180	6,722
^	Ashmore Group plc			1,423,497	6,470
	Polymetal International plc			777,124	6,328
*	Lonmin plc			2,119	4

					10,011,363

Total Common Stocks (Cost $47,468,223)					51,690,417

Temporary Cash Investments (2.2%)[1]		Coupon
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	0.137%		1,073,646,465	1,073,646

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.069%	8/26/15	16,000	15,998
5,6	Federal Home Loan Bank Discount Notes	0.090%-0.091%	9/11/15	25,500	25,494
5,6	Federal Home Loan Bank Discount Notes	0.090%	9/18/15	100	100
5,7	Federal Home Loan Bank Discount Notes	0.086%	9/25/15	5,000	4,999

					46,591
Total Temporary Cash Investments (Cost $1,120,239)					1,120,237

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2015
Total Investments (101.3%) (Cost $48,588,462)	52,810,654
Other Assets and Liabilities—Net (-1.3%)[4,8]	(667,144)
Net Assets (100%)	52,143,510

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $502,477,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.5%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $67,197,000, representing 0.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $544,027,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $20,695,000 have been segregated as initial margin for open futures contracts.
7	Securities with a value of $1,216,000 have been segregated as collateral for open forward currency contracts.
8	Cash of $500,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

24

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25

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA1272 082015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.